UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

3.31.2014

Rydex Funds Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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THE RYDEX FUNDS ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for eight of our Rydex Funds (the “Funds”). This report covers performance for the one-year period ended March 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald Cacciapaglia
President
April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

Inverse and leveraged Funds are not suitable for all investors. • These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. • The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. • Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. • The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. • Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. • Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. • For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2014

Investment markets continued to rally through the 12 months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

An issue during the period was when the U.S. Federal Reserve (the “Fed”) would start to scale back its asset purchases, particularly since equity markets were strong while abundant liquidity and steady easing had produced a benign credit environment with low default rates. Speculation that tapering would start mid-2013 touched off market volatility and a jump in Treasury yields in May, which moderated after the Fed refrained from easing in September. That, along with the resolution of issues related to a government shutdown in October and eventual agreement on raising the debt ceiling, set the stage for an equity rally on the back of stronger economic growth that lasted into the new year.

After announcing in December 2013 that, based on positive economic data and a better jobs picture, it would reduce its monthly bond purchases by $10 billion, tapering finally began in January 2014. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Overseas, the picture is mixed. Relations between Russia and the West have sunk to levels not seen since the Cold War. Investors can expect ongoing instability in the region, which is likely to keep U.S. interest rates subdued for the time being. Europe seems to be on more solid economic footing, with data suggesting growth has improved in the core, and even more so in peripheral countries. Japan’s economic growth is slowing, but should regain momentum after the Bank of Japan implements more monetary accommodation. China’s economy, while facing a number of structural challenges, should begin to stabilize as policymakers take actions to prevent a hard landing.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system but, with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

THE RYDEX FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2014

For the 12 months ended March 31, 2014, the Standard & Poor’s 500 (“S&P 500”) Index* returned 21.86%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 17.56%. The return of the MSCI Emerging Markets Index* was 1.43%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.54%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.07% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Dow Jones Industrial AverageSM is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]
Table 1. Based on actual Fund return[3]

S&P 500® 2x Strategy Fund
A-Class	1.71%	24.27%	$1,000.00	$1,242.70	$ 9.56
C-Class	2.47%	23.77%	1,000.00	1,237.70	13.78
H-Class	1.71%	24.22%	1,000.00	1,242.20	9.56

Inverse S&P 500® 2x Strategy Fund
A-Class	1.70%	(22.93%)	1,000.00	770.70	7.50
C-Class	2.45%	(23.07%)	1,000.00	769.30	10.81
H-Class	1.70%	(22.93%)	1,000.00	770.70	7.50

NASDAQ-100® 2x Strategy Fund
A-Class	1.74%	24.04%	1,000.00	1,240.40	9.72
C-Class	2.49%	23.59%	1,000.00	1,235.90	13.88
H-Class	1.73%	24.05%	1,000.00	1,240.50	9.66

Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.69%	(23.20%)	1,000.00	768.00	7.45
C-Class	2.53%	(23.63%)	1,000.00	763.70	11.12
H-Class	1.74%	(23.44%)	1,000.00	765.60	7.66

Dow 2x Strategy Fund
A-Class	1.73%	18.72%	1,000.00	1,187.20	9.43
C-Class	2.46%	18.30%	1,000.00	1,183.00	13.39
H-Class	1.73%	18.80%	1,000.00	1,188.00	9.44

Inverse Dow 2x Strategy Fund
A-Class	1.72%	(19.69%)	1,000.00	803.10	7.73
C-Class	2.43%	(20.11%)	1,000.00	798.90	10.90
H-Class	1.74%	(19.70%)	1,000.00	803.00	7.82

Russell 2000® 2x Strategy Fund
A-Class	1.74%	17.73%	1,000.00	1,177.30	9.45
C-Class	2.47%	17.30%	1,000.00	1,173.00	13.38
H-Class	1.75%	17.72%	1,000.00	1,177.20	9.50

Inverse Russell 2000® 2x Strategy Fund
A-Class	1.74%	(21.58%)	1,000.00	784.20	7.74
C-Class	2.43%	(22.10%)	1,000.00	779.00	10.78
H-Class	1.75%	(21.40%)	1,000.00	786.00	7.79

THE RYDEX FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

S&P 500® 2x Strategy Fund
A-Class	1.71%	5.00%	$1,000.00	$1,016.40	$ 8.60
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
H-Class	1.71%	5.00%	1,000.00	1,016.40	8.60

Inverse S&P 500® 2x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.45	8.55
C-Class	2.45%	5.00%	1,000.00	1,012.72	12.29
H-Class	1.70%	5.00%	1,000.00	1,016.45	8.55

NASDAQ-100® 2x Strategy Fund
A-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
C-Class	2.49%	5.00%	1,000.00	1,012.52	12.49
H-Class	1.73%	5.00%	1,000.00	1,016.31	8.70

Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.50	8.50
C-Class	2.53%	5.00%	1,000.00	1,012.32	12.69
H-Class	1.74%	5.00%	1,000.00	1,016.26	8.75

Dow 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.31	8.70
C-Class	2.46%	5.00%	1,000.00	1,012.67	12.34
H-Class	1.73%	5.00%	1,000.00	1,016.31	8.70

Inverse Dow 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
C-Class	2.43%	5.00%	1,000.00	1,012.81	12.19
H-Class	1.74%	5.00%	1,000.00	1,016.26	8.75

Russell 2000® 2x Strategy Fund
A-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
H-Class	1.75%	5.00%	1,000.00	1,016.21	8.80

Inverse Russell 2000® 2x Strategy Fund
A-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
C-Class	2.43%	5.00%	1,000.00	1,012.81	12.19
H-Class	1.75%	5.00%	1,000.00	1,016.21	8.80

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.

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THE RYDEX FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index. S&P 500® 2x Strategy Fund H-Class returned 43.12%, while the S&P 500 Index gained 21.86% over the same period.

Sectors contributing most to performance of the underlying index were Financials and Information Technology. The sector contributing least was Telecommunication Services, followed by Utilities. No sector detracted from return.

Microsoft Corp., Apple, Inc. and Google, Inc. Class A were the holdings contributing the most to performance of the underlying index for the period. International Business Machines Corp., Philip Morris International, Inc. and Newmont Mining Corp. detracted the most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.0%
Exxon Mobil Corp.	1.8%
Google, Inc. — Class A	1.3%
Microsoft Corp.	1.3%
Johnson & Johnson	1.2%
General Electric Co.	1.1%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	1.0%
Chevron Corp.	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Top Ten Total	12.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014

	1 Year	5 Year	10 Year
C-Class Shares	42.11%	37.86%	5.47%
C-Class Shares with CDSC†	41.11%	37.86%	5.47%
H-Class Shares	43.12%	38.84%	6.25%
S&P 500 Index	21.86%	21.16%	7.42%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	43.20%	38.84%	6.99%
A-Class Shares with sales charge‡	36.40%	37.49%	6.45%
S&P 500 Index	21.86%	21.16%	7.88%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS	March 31, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 71.3%

INFORMATION TECHNOLOGY - 13.4%
Apple, Inc.	5,226	$2,805,002
Google, Inc. — Class A*	1,657	1,846,744
Microsoft Corp.	44,279	1,814,997
International Business Machines Corp.	5,734	1,103,737
Oracle Corp.	20,296	830,309
QUALCOMM, Inc.	9,910	781,502
Intel Corp.	29,144	752,208
Cisco Systems, Inc.	30,196	676,692
Visa, Inc. — Class A	2,973	641,751
Facebook, Inc. — Class A*	10,018	603,484
MasterCard, Inc. — Class A	5,977	446,482
eBay, Inc.*	6,827	377,123
Hewlett-Packard Co.	11,109	359,486
EMC Corp.	11,872	325,412
Texas Instruments, Inc.	6,355	299,638
Accenture plc — Class A	3,733	297,595
Automatic Data Processing, Inc.	2,825	218,260
Yahoo!, Inc.*	5,500	197,450
Salesforce.com, Inc.*	3,288	187,712
Cognizant Technology Solutions
Corp. — Class A*	3,564	180,374
Adobe Systems, Inc.*	2,726	179,207
Corning, Inc.	8,158	169,850
Micron Technology, Inc.*	6,216	147,071
Applied Materials, Inc.	7,096	144,901
TE Connectivity Ltd.	2,401	144,564
Intuit, Inc.	1,663	129,265
Western Digital Corp.	1,229	112,847
Seagate Technology plc	1,930	108,389
SanDisk Corp.	1,317	106,927
Broadcom Corp. — Class A	3,234	101,806
Analog Devices, Inc.	1,831	97,299
Fidelity National Information Services, Inc.	1,701	90,918
Motorola Solutions, Inc.	1,324	85,120
Xilinx, Inc.	1,561	84,715
Amphenol Corp. — Class A	923	84,593
Fiserv, Inc.*	1,489	84,411
Alliance Data Systems Corp.*	308	83,915
Symantec Corp.	4,057	81,018
Paychex, Inc.	1,898	80,855
Juniper Networks, Inc.*	2,938	75,683
Xerox Corp.	6,526	73,744
NetApp, Inc.	1,945	71,771
KLA-Tencor Corp.	980	67,757
Altera Corp.	1,862	67,479
Linear Technology Corp.	1,380	67,192
Autodesk, Inc.*	1,327	65,262
Citrix Systems, Inc.*	1,079	61,967
Akamai Technologies, Inc.*	1,042	60,655
Red Hat, Inc.*	1,113	58,967
CA, Inc.	1,892	58,595
NVIDIA Corp.	3,251	58,225
Microchip Technology, Inc.	1,168	55,784
Western Union Co.	3,213	52,565
Electronic Arts, Inc.*	1,811	52,537
Lam Research Corp.*	947	52,085
Computer Sciences Corp.	856	52,062
F5 Networks, Inc.*	439	46,811
Teradata Corp.*	930	45,747
Harris Corp.	622	45,506
VeriSign, Inc.*	734	39,570
LSI Corp.	3,270	36,199
FLIR Systems, Inc.	827	29,772
Total System Services, Inc.	968	29,437
First Solar, Inc.*	410	28,614
Jabil Circuit, Inc.	1,096	19,728
Total Information Technology		18,237,343

FINANCIALS - 11.7%
Wells Fargo & Co.	28,066	1,396,004
JPMorgan Chase & Co.	22,196	1,347,519
Berkshire Hathaway, Inc. — Class B*	10,555	1,319,058
Bank of America Corp.	61,957	1,065,660
Citigroup, Inc.	17,798	847,185
American Express Co.	5,359	482,471
U.S. Bancorp	10,681	457,788
American International Group, Inc.	8,586	429,386
Goldman Sachs Group, Inc.	2,472	405,037
MetLife, Inc.	6,582	347,530
Simon Property Group, Inc.	1,842	302,088
PNC Financial Services Group, Inc.	3,133	272,570
Capital One Financial Corp.	3,353	258,717
Morgan Stanley	8,227	256,436
Bank of New York Mellon Corp.	6,655	234,856
BlackRock, Inc. — Class A	734	230,828
Prudential Financial, Inc.	2,709	229,317
ACE Ltd.	1,978	195,941
American Tower Corp. — Class A	2,319	189,856
Charles Schwab Corp.	6,853	187,292
State Street Corp.	2,526	175,683
Travelers Companies, Inc.	2,063	175,561
Aflac, Inc.	2,673	168,506
BB&T Corp.	4,171	167,549
Discover Financial Services	2,764	160,837
Marsh & McLennan Companies, Inc.	3,216	158,549
Aon plc	1,762	148,501
Allstate Corp.	2,620	148,240
Crown Castle International Corp.	1,955	144,240
Public Storage	849	143,048
CME Group, Inc. — Class A	1,852	137,066
IntercontinentalExchange Group, Inc.	677	133,931
Chubb Corp.	1,435	128,146
Franklin Resources, Inc.	2,363	128,027
T. Rowe Price Group, Inc.	1,537	126,572
SunTrust Banks, Inc.	3,135	124,742
Ameriprise Financial, Inc.	1,121	123,388
McGraw Hill Financial, Inc.	1,584	120,859
Prologis, Inc.	2,931	119,673
Fifth Third Bancorp	4,989	114,498
Equity Residential	1,973	114,414
Ventas, Inc.	1,728	104,666
HCP, Inc.	2,684	104,112
Boston Properties, Inc.	900	103,077

12 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Health Care REIT, Inc.	1,702	$101,439
Vornado Realty Trust	1,023	100,827
Weyerhaeuser Co.	3,426	100,553
AvalonBay Communities, Inc.	715	93,894
Invesco Ltd.	2,536	93,832
M&T Bank Corp.	765	92,795
Regions Financial Corp.	8,325	92,491
Hartford Financial Services Group, Inc.	2,618	92,337
Host Hotels & Resorts, Inc.	4,439	89,845
Moody's Corp.	1,105	87,649
Northern Trust Corp.	1,307	85,687
Loews Corp.	1,795	79,070
Lincoln National Corp.	1,544	78,234
Progressive Corp.	3,211	77,770
KeyCorp	5,210	74,190
Principal Financial Group, Inc.	1,608	73,952
General Growth Properties, Inc.	3,052	67,144
SLM Corp.	2,508	61,396
Comerica, Inc.	1,068	55,322
Unum Group	1,518	53,601
Kimco Realty Corp.	2,397	52,446
Genworth Financial, Inc. — Class A*	2,899	51,399
Leucadia National Corp.	1,835	51,380
Macerich Co.	821	51,173
XL Group plc — Class A	1,619	50,594
Huntington Bancshares, Inc.	4,873	48,584
CBRE Group, Inc. — Class A*	1,631	44,738
Plum Creek Timber Company, Inc.	1,039	43,680
Cincinnati Financial Corp.	861	41,896
Torchmark Corp.	519	40,845
E*TRADE Financial Corp.*	1,694	38,996
Zions Bancorporation	1,084	33,582
Legg Mason, Inc.	618	30,307
Hudson City Bancorp, Inc.	2,788	27,406
Assurant, Inc.	416	27,023
People's United Financial, Inc.	1,817	27,019
Apartment Investment & Management
Co. — Class A	855	25,838
NASDAQ OMX Group, Inc.	682	25,193
Total Financials		16,093,551

HEALTH CARE - 9.5%
Johnson & Johnson	16,587	1,629,342
Pfizer, Inc.	37,418	1,201,866
Merck & Company, Inc.	17,234	978,374
Gilead Sciences, Inc.*	9,016	638,873
Amgen, Inc.	4,428	546,150
Bristol-Myers Squibb Co.	9,635	500,538
AbbVie, Inc.	9,310	478,534
UnitedHealth Group, Inc.	5,797	475,296
Biogen Idec, Inc.*	1,388	424,548
Medtronic, Inc.	5,865	360,931
Abbott Laboratories	9,046	348,361
Express Scripts Holding Co.*	4,551	341,735
Eli Lilly & Co.	5,774	339,858
Celgene Corp.*	2,380	332,248
Thermo Fisher Scientific, Inc.	2,293	275,710
McKesson Corp.	1,350	238,369
Baxter International, Inc.	3,179	233,911
Allergan, Inc.	1,752	217,423
Actavis plc*	1,022	210,379
Covidien plc	2,642	194,610
Alexion Pharmaceuticals, Inc.*	1,161	176,623
WellPoint, Inc.	1,658	165,054
Aetna, Inc.	2,127	159,461
Stryker Corp.	1,727	140,699
Cardinal Health, Inc.	2,005	140,310
Regeneron Pharmaceuticals, Inc.*	466	139,930
Cigna Corp.	1,604	134,303
Becton Dickinson and Co.	1,134	132,769
Forest Laboratories, Inc.*	1,394	128,624
Perrigo Company plc	780	120,635
Agilent Technologies, Inc.	1,952	109,156
St. Jude Medical, Inc.	1,666	108,940
Mylan, Inc.*	2,182	106,547
Boston Scientific Corp.*	7,765	104,983
Humana, Inc.	907	102,237
Cerner Corp.*	1,736	97,650
Vertex Pharmaceuticals, Inc.*	1,380	97,594
Intuitive Surgical, Inc.*	219	95,920
Zimmer Holdings, Inc.	997	94,296
AmerisourceBergen Corp. — Class A	1,339	87,825
Zoetis, Inc.	2,928	84,736
DaVita HealthCare Partners, Inc.*	1,038	71,466
CR Bard, Inc.	451	66,739
Waters Corp.*	499	54,097
Varian Medical Systems, Inc.*	602	50,562
Laboratory Corporation of America Holdings*	501	49,203
Quest Diagnostics, Inc.	848	49,116
CareFusion Corp.*	1,218	48,988
Edwards Lifesciences Corp.*	624	46,282
Hospira, Inc.*	980	42,385
DENTSPLY International, Inc.	833	38,351
PerkinElmer, Inc.	666	30,010
Tenet Healthcare Corp.*	570	24,402
Patterson Companies, Inc.	479	20,003
Total Health Care		13,086,952

CONSUMER DISCRETIONARY - 8.6%
Walt Disney Co.	9,551	764,749
Comcast Corp. — Class A	15,277	764,156
Amazon.com, Inc.*	2,178	732,941
Home Depot, Inc.	8,252	652,980
McDonald's Corp.	5,802	568,770
Priceline Group, Inc.*	306	364,718
Twenty-First Century Fox, Inc. — Class A	11,376	363,691
Ford Motor Co.	23,119	360,656
Time Warner, Inc.	5,230	341,676
Starbucks Corp.	4,435	325,440
NIKE, Inc. — Class B	4,355	321,660
Lowe's Companies, Inc.	6,133	299,904
General Motors Co.	7,645	263,141
TJX Companies, Inc.	4,167	252,729
Target Corp.	3,704	224,129
Time Warner Cable, Inc.	1,628	223,329
DIRECTV*	2,782	212,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

CBS Corp. — Class B	3,237	$200,047
Viacom, Inc. — Class B	2,334	198,367
Yum! Brands, Inc.	2,594	195,562
Johnson Controls, Inc.	3,889	184,028
Macy's, Inc.	2,158	127,948
VF Corp.	2,067	127,906
Netflix, Inc.*	351	123,563
Delphi Automotive plc	1,634	110,883
Omnicom Group, Inc.	1,517	110,134
Discovery Communications, Inc. — Class A*	1,303	107,758
Wynn Resorts Ltd.	478	106,188
AutoZone, Inc.*	195	104,735
Chipotle Mexican Grill, Inc. — Class A*	179	101,681
Michael Kors Holdings Ltd.*	1,047	97,654
Carnival Corp.	2,572	97,376
Dollar General Corp.*	1,726	95,758
O'Reilly Automotive, Inc.*	619	91,853
Ross Stores, Inc.	1,257	89,938
Starwood Hotels & Resorts Worldwide, Inc.	1,123	89,391
Harley-Davidson, Inc.	1,288	85,794
Bed Bath & Beyond, Inc.*	1,245	85,656
BorgWarner, Inc.	1,340	82,370
L Brands, Inc.	1,427	81,011
Coach, Inc.	1,629	80,896
Mattel, Inc.	1,993	79,939
Genuine Parts Co.	903	78,426
Marriott International, Inc. — Class A	1,295	72,546
Whirlpool Corp.	451	67,406
Kohl's Corp.	1,178	66,910
Dollar Tree, Inc.*	1,222	63,764
The Gap, Inc.	1,548	62,013
CarMax, Inc.*	1,313	61,448
PVH Corp.	474	59,141
TripAdvisor, Inc.*	652	59,065
Tractor Supply Co.	817	57,705
Ralph Lauren Corp. — Class A	351	56,486
Tiffany & Co.	649	55,911
Wyndham Worldwide Corp.	749	54,849
Nordstrom, Inc.	839	52,396
News Corp. — Class A*	2,915	50,196
Scripps Networks Interactive, Inc. — Class A	646	49,038
Newell Rubbermaid, Inc.	1,637	48,946
H&R Block, Inc.	1,605	48,455
Mohawk Industries, Inc.*	356	48,408
Expedia, Inc.	602	43,645
Staples, Inc.	3,819	43,307
Interpublic Group of Companies, Inc.	2,484	42,576
Best Buy Company, Inc.	1,605	42,388
PetSmart, Inc.	611	42,092
Harman International Industries, Inc.	392	41,709
Lennar Corp. — Class A	1,035	41,006
Garmin Ltd.	716	39,566
Darden Restaurants, Inc.	767	38,933
PulteGroup, Inc.	2,008	38,534
Goodyear Tire & Rubber Co.	1,456	38,045
Hasbro, Inc.	679	37,766
Gannett Company, Inc.	1,333	36,791
DR Horton, Inc.	1,667	36,091
Fossil Group, Inc.*	282	32,884
Family Dollar Stores, Inc.	563	32,660
GameStop Corp. — Class A	674	27,701
Leggett & Platt, Inc.	815	26,602
Urban Outfitters, Inc.*	643	23,450
Cablevision Systems Corp. — Class A	1,258	21,222
International Game Technology	1,441	20,260
AutoNation, Inc.*	374	19,908
Graham Holdings Co. — Class B	24	16,890
Total Consumer Discretionary		11,790,840

INDUSTRIALS - 7.6%
General Electric Co.	58,822	1,522,902
United Technologies Corp.	4,939	577,073
Boeing Co.	4,010	503,215
Union Pacific Corp.	2,668	500,677
3M Co.	3,690	500,585
Honeywell International, Inc.	4,596	426,325
United Parcel Service, Inc. — Class B	4,164	405,491
Caterpillar, Inc.	3,735	371,147
Emerson Electric Co.	4,121	275,283
Danaher Corp.	3,520	264,000
Lockheed Martin Corp.	1,585	258,735
FedEx Corp.	1,630	216,073
Precision Castparts Corp.	853	215,604
Eaton Corporation plc	2,787	209,359
General Dynamics Corp.	1,908	207,819
Deere & Co.	2,169	196,945
Illinois Tool Works, Inc.	2,288	186,084
Raytheon Co.	1,843	182,070
Norfolk Southern Corp.	1,815	176,364
Delta Air Lines, Inc.	4,977	172,453
CSX Corp.	5,909	171,184
Northrop Grumman Corp.	1,268	156,446
Cummins, Inc.	1,013	150,927
PACCAR, Inc.	2,073	139,803
Tyco International Ltd.	2,701	114,522
Waste Management, Inc.	2,530	106,437
Parker Hannifin Corp.	871	104,267
Rockwell Automation, Inc.	811	101,010
Southwest Airlines Co.	4,113	97,108
Pentair Ltd.	1,161	92,114
WW Grainger, Inc.	363	91,716
Ingersoll-Rand plc	1,513	86,604
Dover Corp.	996	81,423
Fastenal Co.	1,604	79,109
Roper Industries, Inc.	588	78,504
Stanley Black & Decker, Inc.	916	74,416
AMETEK, Inc.	1,440	74,146
Nielsen Holdings N.V.	1,661	74,131
Fluor Corp.	935	72,678
Kansas City Southern	641	65,420
Textron, Inc.	1,651	64,868
Flowserve Corp.	807	63,220
Rockwell Collins, Inc.	793	63,178
L-3 Communications Holdings, Inc.	502	59,311
Pall Corp.	647	57,887
Stericycle, Inc.*	503	57,151

14 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Republic Services, Inc. — Class A	1,585	$54,144
Jacobs Engineering Group, Inc.*	772	49,022
Equifax, Inc.	715	48,641
Quanta Services, Inc.*	1,277	47,121
Expeditors International of Washington, Inc.	1,183	46,882
Masco Corp.	2,088	46,375
CH Robinson Worldwide, Inc.	873	45,736
Xylem, Inc.	1,084	39,479
Snap-on, Inc.	338	38,356
Cintas Corp.	590	35,169
Joy Global, Inc.	589	34,162
Robert Half International, Inc.	806	33,812
ADT Corp.	1,079	32,316
Pitney Bowes, Inc.	1,189	30,902
Iron Mountain, Inc.	994	27,405
Allegion plc	525	27,389
Ryder System, Inc.	313	25,015
Dun & Bradstreet Corp.	219	21,758
Total Industrials		10,429,468

ENERGY - 7.2%
Exxon Mobil Corp.	25,336	2,474,820
Chevron Corp.	11,193	1,330,960
Schlumberger Ltd.	7,663	747,142
ConocoPhillips	7,192	505,956
Occidental Petroleum Corp.	4,655	443,575
EOG Resources, Inc.	1,598	313,480
Halliburton Co.	4,992	293,979
Phillips 66	3,445	265,472
Anadarko Petroleum Corp.	2,949	249,957
National Oilwell Varco, Inc.	2,510	195,454
Apache Corp.	2,311	191,697
Baker Hughes, Inc.	2,559	166,386
Valero Energy Corp.	3,119	165,619
Williams Companies, Inc.	4,016	162,970
Pioneer Natural Resources Co.	838	156,823
Devon Energy Corp.	2,249	150,526
Noble Energy, Inc.	2,114	150,179
Marathon Petroleum Corp.	1,723	149,970
Spectra Energy Corp.	3,927	145,063
Marathon Oil Corp.	4,083	145,028
Hess Corp.	1,602	132,774
Kinder Morgan, Inc.	3,925	127,523
Southwestern Energy Co.*	2,073	95,379
Equities Corp.	882	85,528
Cabot Oil & Gas Corp.	2,475	83,853
Transocean Ltd.	1,985	82,060
Range Resources Corp.	964	79,983
Cameron International Corp.*	1,269	78,386
Chesapeake Energy Corp.	2,967	76,015
FMC Technologies, Inc.*	1,388	72,579
Ensco plc — Class A	1,368	72,203
ONEOK, Inc.	1,215	71,989
Helmerich & Payne, Inc.	634	68,193
Murphy Oil Corp.	1,007	63,300
CONSOL Energy, Inc.	1,345	53,732
Noble Corporation plc	1,485	48,619
Tesoro Corp.	775	39,207
Nabors Industries Ltd.	1,529	37,690
Denbury Resources, Inc.	2,085	34,194
QEP Resources, Inc.	1,048	30,853
Peabody Energy Corp.	1,590	25,981
Newfield Exploration Co.*	799	25,057
Rowan Companies plc — Class A*	727	24,485
Diamond Offshore Drilling, Inc.	403	19,650
Total Energy		9,934,289

CONSUMER STAPLES - 6.9%
Procter & Gamble Co.	15,895	1,281,137
Coca-Cola Co.	22,209	858,599
Philip Morris International, Inc.	9,293	760,818
PepsiCo, Inc.	8,921	744,904
Wal-Mart Stores, Inc.	9,484	724,862
CVS Caremark Corp.	6,933	519,004
Altria Group, Inc.	11,683	437,295
Mondelez International, Inc. — Class A	9,967	344,361
Walgreen Co.	5,124	338,338
Colgate-Palmolive Co.	5,121	332,199
Costco Wholesale Corp.	2,581	288,246
Kimberly-Clark Corp.	2,228	245,637
Kraft Foods Group, Inc.	3,494	196,013
General Mills, Inc.	3,660	189,661
Archer-Daniels-Midland Co.	3,864	167,659
Kroger Co.	3,023	131,953
Sysco Corp.	3,431	123,962
Lorillard, Inc.	2,124	114,866
Whole Foods Market, Inc.	2,184	110,751
Estee Lauder Companies, Inc. — Class A	1,493	99,852
Mead Johnson Nutrition Co. — Class A	1,182	98,271
Reynolds American, Inc.	1,824	97,438
Kellogg Co.	1,504	94,316
Hershey Co.	874	91,246
Brown-Forman Corp. — Class B	954	85,564
Constellation Brands, Inc. — Class A*	976	82,931
Beam, Inc.	974	81,134
Keurig Green Mountain, Inc.	760	80,248
ConAgra Foods, Inc.	2,467	76,551
Tyson Foods, Inc. — Class A	1,575	69,316
Clorox Co.	762	67,064
Coca-Cola Enterprises, Inc.	1,397	66,721
Dr Pepper Snapple Group, Inc.	1,160	63,174
JM Smucker Co.	603	58,636
McCormick & Company, Inc.	769	55,168
Monster Beverage Corp.*	792	55,004
Molson Coors Brewing Co. — Class B	924	54,387
Safeway, Inc.	1,353	49,980
Campbell Soup Co.	1,046	46,944
Hormel Foods Corp.	790	38,923
Avon Products, Inc.	2,544	37,244
Total Consumer Staples		9,460,377

MATERIALS - 2.5%
EI du Pont de Nemours & Co.	5,432	364,488
Monsanto Co.	3,074	349,729
Dow Chemical Co.	7,126	346,252
Praxair, Inc.	1,725	225,923

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

LyondellBasell Industries N.V. — Class A	2,527	$224,751
Freeport-McMoRan Copper & Gold, Inc.	6,085	201,231
Ecolab, Inc.	1,584	171,056
PPG Industries, Inc.	813	157,283
Air Products & Chemicals, Inc.	1,243	147,967
International Paper Co.	2,570	117,912
Mosaic Co.	1,982	99,100
Sherwin-Williams Co.	495	97,579
Nucor Corp.	1,870	94,510
CF Industries Holdings, Inc.	327	85,229
Alcoa, Inc.	6,317	81,300
Eastman Chemical Co.	897	77,330
Newmont Mining Corp.	2,920	68,445
Sigma-Aldrich Corp.	702	65,553
FMC Corp.	774	59,257
Vulcan Materials Co.	769	51,100
International Flavors & Fragrances, Inc.	480	45,922
Ball Corp.	825	45,219
Airgas, Inc.	385	41,006
MeadWestvaco Corp.	1,024	38,543
Sealed Air Corp.	1,153	37,899
Owens-Illinois, Inc.*	962	32,544
Avery Dennison Corp.	566	28,679
Allegheny Technologies, Inc.	634	23,889
Bemis Company, Inc.	599	23,505
United States Steel Corp.	847	23,386
Cliffs Natural Resources, Inc.	896	18,332
Total Materials		3,444,919

UTILITIES - 2.2%
Duke Energy Corp.	4,143	295,063
NextEra Energy, Inc.	2,555	244,308
Dominion Resources, Inc.	3,413	242,288
Southern Co.	5,205	228,708
Exelon Corp.	5,026	168,673
American Electric Power Company, Inc.	2,860	144,888
Sempra Energy	1,333	128,981
PPL Corp.	3,699	122,585
PG&E Corp.	2,683	115,906
Public Service Enterprise Group, Inc.	2,963	113,009
Edison International	1,909	108,068
Consolidated Edison, Inc.	1,717	92,117
Xcel Energy, Inc.	2,924	88,773
Northeast Utilities	1,853	84,312
FirstEnergy Corp.	2,455	83,544
DTE Energy Co.	1,034	76,816
Entergy Corp.	1,050	70,193
NiSource, Inc.	1,845	65,553
Wisconsin Energy Corp.	1,321	61,493
NRG Energy, Inc.	1,910	60,738
CenterPoint Energy, Inc.	2,511	59,486
Ameren Corp.	1,422	58,586
AES Corp.	3,862	55,149
CMS Energy Corp.	1,564	45,794
SCANA Corp.	824	42,288
Pinnacle West Capital Corp.	650	35,529
AGL Resources, Inc.	697	34,125
Pepco Holdings, Inc.	1,466	30,024
Integrys Energy Group, Inc.	471	28,095
TECO Energy, Inc.	1,203	20,631
Total Utilities		3,005,723

TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications, Inc.	24,274	1,154,714
AT&T, Inc.	30,524	1,070,477
CenturyLink, Inc.	3,386	111,196
Frontier Communications Corp.	5,861	33,408
Windstream Holdings, Inc.[1]	3,492	28,774
Total Telecommunication Services		2,398,569
Total Common Stocks
(Cost $71,672,418)		97,882,031

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 20.7%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	$28,469,199	28,469,199
Total Repurchase Agreement
(Cost $28,469,199)		28,469,199
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 03/31/14 at 0.05%
due 04/01/14	3,712	3,712
HSBC Securities, Inc.
issued 03/31/14 at 0.05%
due 04/01/14	3,313	3,313
Deutsche Bank Securities, Inc.
issued 03/31/14 at 0.05% - 0.08%
due 04/01/14	625	625
Total Securities Lending Collateral
(Cost $7,650)		7,650
Total Investments - 92.0%
(Cost $100,149,267)		$126,358,880
Other Assets & Liabilities, net - 8.0%		10,937,204
Total Net Assets - 100.0%		$137,296,084

16 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2014
S&P 500® 2x STRATEGY FUND

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $66,376,200)	712	$617,270

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
April 2014 S&P 500 Index Swap,
Terminating 04/30/14[4]
(Notional Value $65,310,687)	34,882	$515,983
Goldman Sachs International
April 2014 S&P 500 Index Swap,
Terminating 04/29/14[4]
(Notional Value $18,847,054)	10,066	203,106
Credit Suisse Capital, LLC
April 2014 S&P 500 Index Swap,
Terminating 04/28/14[4]
(Notional Value $28,724,336)	15,341	112,025
(Total Notional Value
$112,882,077)		$831,114

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or portion of this security is on loan at March 31, 2014 — See Note 9.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 9.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
March 31, 2014

Assets:
Investments, at value - including $7,416 of
securities loaned
(cost $71,672,418)	$97,882,031
Repurchase agreements, at value
(cost $28,476,849)	28,476,849
Total investments
(cost $100,149,267)	126,358,880
Segregated cash with broker	16,653,589
Cash	3,920,843
Unrealized appreciation on swap agreements	831,114
Receivables:
Swap settlement	54,978
Fund shares sold	19,830,838
Variation margin	465,310
Dividends	115,733
Foreign taxes reclaim	67
Securities lending income	24
Interest	16
Total assets	168,231,392
Liabilities:
Payable for:
Fund shares redeemed	15,680,323
Securities purchased	14,982,321
Management fees	104,897
Distribution and service fees	36,274
Transfer agent and administrative fees	29,138
Portfolio accounting fees	17,483
Upon return of securities loaned	7,650
Miscellaneous	77,222
Total liabilities	30,935,308
Net assets	$137,296,084
Net assets consist of:
Paid in capital	$121,982,877
Accumulated net investment loss	(155,023)
Accumulated net realized loss on investments	(12,189,767)
Net unrealized appreciation on investments	27,657,997
Net assets	$137,296,084
A-Class:
Net assets	$9,788,473
Capital shares outstanding	167,131
Net asset value per share	$58.57
Maximum offering price per share
(Net asset value divided by 95.25%)	$61.49
C-Class:
Net assets	$11,824,733
Capital shares outstanding	224,184
Net asset value per share	$52.75
H-Class:
Net assets	$115,682,878
Capital shares outstanding	1,976,955
Net asset value per share	$58.52

STATEMENT OF
OPERATIONS
Year Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $314)	$1,772,041
Interest	7,952
Income from securities lending, net	201
Total investment income	1,780,194
Expenses:
Management fees	1,177,404
Transfer agent and administrative fees	327,058
Distribution and service fees:
A-Class	25,605
C-Class	112,095
H-Class	273,432
Portfolio accounting fees	196,236
Custodian fees	15,014
Trustees' fees*	13,624
Line of credit interest expense	1,682
Miscellaneous	219,460
Total expenses	2,361,610
Net investment loss	(581,416)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	359,737
Swap agreements	24,260,032
Futures contracts	3,692,898
Net realized gain	28,312,667
Net change in unrealized appreciation
(depreciation) on:
Investments	12,930,241
Swap agreements	357,923
Futures contracts	589,251
Net change in unrealized appreciation
(depreciation)	13,877,415
Net realized and unrealized gain	42,190,082
Net increase in net assets resulting
from operations	$41,608,666

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(581,416)	$(168,633)	$(715,843)
Net realized gain on investments	28,312,667	15,828,145	36,638,595
Net change in unrealized appreciation (depreciation) on investments	13,877,415	4,247,177	(7,790,434)
Net increase in net assets resulting from operations	41,608,666	19,906,689	28,132,318

Capital share transactions:
Proceeds from sale of shares
A-Class	85,358,404	3,108,935	5,345,648
C-Class	89,662,861	13,974,092	137,299,494
H-Class	2,926,576,518	781,575,961	5,303,245,543
Cost of shares redeemed
A-Class	(86,421,321)	(2,806,247)	(7,721,809)
C-Class	(92,485,835)	(13,699,428)	(142,790,939)
H-Class	(2,921,140,537)	(786,175,033)	(5,436,451,502)
Net increase (decrease) from capital share transactions	1,550,090	(4,021,720)	(141,073,565)
Net increase in net assets	43,158,756	15,884,969	(112,941,247)

Net assets:
Beginning of period	94,137,328	78,252,359	191,193,606
End of period	$137,296,084	$94,137,328	$78,252,359
Accumulated net investment loss/Undistributed net investment income at end of period	$(155,023)	$4,093	$4,093

Capital share activity:
Shares sold
A-Class	1,744,327	81,734	167,157
C-Class	2,044,123	408,328	4,854,385
H-Class	59,510,513	20,646,485	170,656,205
Shares redeemed
A-Class	(1,737,033)	(72,691)	(245,083)
C-Class	(2,107,276)	(399,196)	(5,030,393)
H-Class	(59,415,359)	(20,678,784)	(175,406,405)
Net increase (decrease) in shares	39,295	(14,124)	(5,004,134)

*	The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014	2013[a,b]	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$40.90	$33.77	$26.15	$27.31	$22.03	$15.10
Income (loss) from investment operations:
Net investment income (loss)[c]	(.20)	(.06)	(.15)	(.18)	(.11)	(.03)
Net gain (loss) on investments (realized and unrealized)	17.87	7.19	7.77	(.98)	5.39	6.98
Total from investment operations	17.67	7.13	7.62	(1.16)	5.28	6.95
Less distributions from:
Net investment income	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	(.02)
Net asset value, end of period	$58.57	$40.90	$33.77	$26.15	$27.31	$22.03

Total Return[d]	43.20%	21.11%	29.14%	(4.21%)	23.92%	46.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,788	$6,537	$5,092	$5,982	$11,445	$14,077
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.59%)	(0.49%)	(0.66%)	(0.47%)	(0.25%)
Total expenses	1.73%	1.77%	1.76%	1.89%	1.78%	1.81%
Portfolio turnover rate	396%	— [e]	548%	311%	145%	187%

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014	2013[a,b]	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$37.12	$30.71	$23.94	$25.16	$20.44	$14.13
Income (loss) from investment operations:
Net investment income (loss)[c]	(.49)	(.11)	(.36)	(.35)	(.25)	(.14)
Net gain (loss) on investments (realized and unrealized)	16.12	6.52	7.13	(.87)	4.97	6.47
Total from investment operations	15.63	6.41	6.77	(1.22)	4.72	6.33
Less distributions from:
Net investment income	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	(.02)
Net asset value, end of period	$52.75	$37.12	$30.71	$23.94	$25.16	$20.44

Total Return[d]	42.11%	20.87%	28.28%	(4.81%)	23.04%	44.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,825	$10,667	$8,543	$10,876	$16,801	$21,325
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(1.34%)	(1.25%)	(1.39%)	(1.21%)	(0.99%)
Total expenses	2.50%	2.51%	2.51%	2.64%	2.53%	2.57%
Portfolio turnover rate	396%	— [e]	548%	311%	145%	187%

20 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014	2013[a,b]	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$40.88	$33.76	$26.16	$27.31	$22.03	$15.10
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.06)	(.18)	(.21)	(.14)	(.07)
Net gain (loss) on investments (realized and unrealized)	17.83	7.18	7.78	(.94)	5.42	7.02
Total from investment operations	17.64	7.12	7.60	(1.15)	5.28	6.95
Less distributions from:
Net investment income	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	(.02)
Net asset value, end of period	$58.52	$40.88	$33.76	$26.16	$27.31	$22.03

Total Return[d]	43.12%	21.12%	29.05%	(4.21%)	23.97%	46.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,683	$76,933	$64,617	$174,336	$138,289	$290,100
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.61%)	(0.58%)	(0.76%)	(0.61%)	(0.45%)
Total expenses	1.74%	1.76%	1.76%	1.89%	1.78%	1.81%
Portfolio turnover rate	396%	— [e]	548%	311%	145%	187%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, Inverse S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500® 2x Strategy Fund H-Class returned -36.13%, while the S&P 500 Index returned 21.86% over the same period.

Sectors contributing most to performance of the underlying index were Financials and Information Technology. The sector contributing least was Telecommunication Services, followed by Utilities. No sector detracted from return.

Microsoft Corp., Apple, Inc. and Google, Inc. Class A were the holdings contributing the most to performance of the underlying index for the period. International Business Machines Corp., Philip Morris International, Inc. and Newmont Mining Corp. detracted the most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

22 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014
	1 Year	5 Year	10 Year
C-Class Shares	-36.52%	-39.22%	-21.14%
C-Class Shares with CDSC†	-37.16%	-39.22%	-21.14%
H-Class Shares	-36.13%	-38.78%	-20.55%
S&P 500 Index	21.86%	21.16%	7.42%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	-36.08%	-38.81%	-21.48%
A-Class Shares with sales charge‡	-39.15%	-39.41%	-21.88%
S&P 500 Index	21.86%	21.16%	7.88%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 31, 2014
INVERSE S&P 500® 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 54.1%
Freddie Mac[1]
0.11% due 06/10/14	$10,000,000	$9,999,420
Farmer Mac[2]
0.09% due 07/25/14	5,000,000	4,999,360
0.11% due 08/01/14	5,000,000	4,999,155
Total Farmer Mac		9,998,515
Total Federal Agency Discount Notes
(Cost $19,994,463)		19,997,935
REPURCHASE AGREEMENT††,3 - 19.8%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	7,307,065	7,307,065
Total Repurchase Agreement
(Cost $7,307,065)		7,307,065
Total Investments - 73.9%
(Cost $27,301,528)		$27,305,000
Other Assets & Liabilities, net - 26.1%		9,620,149
Total Net Assets - 100.0%		$36,925,149

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,584,825)	17	$(11,472)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
April 2014 S&P 500 Index Swap,
Terminating 04/28/14[4]
(Notional Value $27,071,743)	14,459	$(105,733)
Barclays Bank plc
April 2014 S&P 500 Index Swap,
Terminating 04/30/14[4]
(Notional Value $16,133,400)	8,617	(123,734)
Goldman Sachs International
April 2014 S&P 500 Index Swap,
Terminating 04/28/14[4]
(Notional Value $29,048,569)	15,515	(313,474)
(Total Notional Value
$72,253,712)		$(542,941)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreement — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company

24 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
March 31, 2014

Assets:
Investments, at value
(cost $19,994,463)	$19,997,935
Repurchase agreements, at value
(cost $7,307,065)	7,307,065
Total investments
(cost $27,301,528)	27,305,000
Segregated cash with broker	10,212,993
Receivables:
Swap settlement	11,554
Fund shares sold	2,338,403
Interest	4
Total assets	39,867,954
Liabilities:
Unrealized depreciation on swap agreements	542,941
Payable for:
Fund shares redeemed	2,316,777
Management fees	27,584
Variation margin	11,985
Distribution and service fees	9,229
Transfer agent and administrative fees	7,662
Portfolio accounting fees	4,597
Miscellaneous	22,030
Total liabilities	2,942,805
Net assets	$36,925,149
Net assets consist of:
Paid in capital	$363,601,183
Accumulated net investment loss	(177,804)
Accumulated net realized loss on investments	(325,947,289)
Net unrealized depreciation on investments	(550,941)
Net assets	$36,925,149
A-CLASS:
Net assets	$2,094,068
Capital shares outstanding	65,455
Net asset value per share	$31.99
Maximum offering price per share
(Net asset value divided by 95.25%)	$33.59
C-CLASS:
Net assets	$2,220,803
Capital shares outstanding	76,658
Net asset value per share	$28.97
H-CLASS:
Net assets	$32,610,278
Capital shares outstanding	1,015,918
Net asset value per share	$32.10

STATEMENT OF
OPERATIONS
Year Ended March 31, 2014

Investment Income:
Interest	$22,968
Total investment income	22,968
Expenses:
Management fees	519,351
Transfer agent and administrative fees	144,266
Distribution and service fees:
A-Class	10,308
C-Class	31,380
H-Class	126,115
Portfolio accounting fees	86,561
Registration fees	53,741
Trustees' fees*	8,677
Custodian fees	6,692
Miscellaneous	42,357
Total expenses	1,029,448
Net investment loss	(1,006,480)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(20,530,413)
Futures contracts	(4,576,195)
Net realized loss	(25,106,608)
Net change in unrealized appreciation
(depreciation) on:
Investments	1,464
Swap agreements	(141,488)
Futures contracts	(557)
Net change in unrealized appreciation
(depreciation)	(140,581)
Net realized and unrealized loss	(25,247,189)
Net decrease in net assets resulting
from operations	$(26,253,669)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,006,480)	$(285,846)	$(1,539,045)
Net realized loss on investments	(25,106,608)	(14,089,522)	(31,816,160)
Net change in unrealized appreciation (depreciation) on investments	(140,581)	(60,432)	(1,066,185)
Net decrease in net assets resulting from operations	(26,253,669)	(14,435,800)	(34,421,390)

Capital share transactions:
Proceeds from sale of shares
A-Class	42,569,835	3,331,122	9,359,726
C-Class	96,765,535	20,120,889	146,728,868
H-Class	1,284,716,561	320,703,351	2,510,982,585
Cost of shares redeemed
A-Class	(43,560,012)	(2,772,336)	(8,367,525)
C-Class	(96,831,512)	(19,634,356)	(147,079,728)
H-Class	(1,284,828,765)	(304,513,349)	(2,502,402,768)
Net increase (decrease) from capital share transactions	(1,168,358)	17,235,321	9,221,158
Net increase (decrease) in net assets	(27,422,027)	2,799,521	(25,200,232)

Net assets:
Beginning of period	64,347,176	61,547,655	86,747,887
End of period	$36,925,149	$64,347,176	$61,547,655
Accumulated net investment loss at end of period	$(177,804)	$—	$(1)

Capital share activity:**
Shares sold
A-Class	1,058,867	63,082	137,132
C-Class	2,700,145	400,962	2,227,451
H-Class	31,396,431	5,848,598	34,763,738
Shares redeemed
A-Class	(1,091,681)	(50,213)	(120,561)
C-Class	(2,707,887)	(390,535)	(2,237,173)
H-Class	(31,486,217)	(5,580,085)	(34,751,416)
Net increase (decrease) in shares	(130,342)	291,809	19,171

*	The Fund changed its fiscal year end from December to March in 2013.
**	Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

26 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014[e]	2013[a,b,e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$50.07	$62.00	$89.18	$111.65	$166.39	$336.95
Income (loss) from investment operations:
Net investment income (loss)[c]	(.69)	(.21)	(1.12)	(1.89)	(2.38)	(4.27)
Net gain (loss) on investments (realized and unrealized)	(17.39)	(11.72)	(26.06)	(20.58)	(52.36)	(166.15)
Total from investment operations	(18.08)	(11.93)	(27.18)	(22.47)	(54.74)	(170.42)
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$31.99	$50.07	$62.00	$89.18	$111.65	$166.39

Total Return[d]	(36.08%)	(19.30%)	(30.46%)	(20.13%)	(32.90%)	(50.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,094	$4,921	$5,295	$6,138	$6,902	$7,069
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.66%)	(1.62%)	(1.84%)	(1.60%)	(1.60%)
Total expenses	1.74%	1.75%	1.75%	1.93%	1.79%	1.80%
Portfolio turnover rate	—	—	—	—	—	—

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014[e]	2013[a,b,e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$45.66	$56.60	$81.96	$103.28	$154.89	$316.14
Income (loss) from investment operations:
Net investment income (loss)[c]	(.91)	(.28)	(1.54)	(2.38)	(3.08)	(5.53)
Net gain (loss) on investments (realized and unrealized)	(15.78)	(10.66)	(23.82)	(18.94)	(48.53)	(155.58)
Total from investment operations	(16.69)	(10.94)	(25.36)	(21.32)	(51.61)	(161.11)
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$28.97	$45.66	$56.60	$81.96	$103.28	$154.89

Total Return[d]	(36.52%)	(19.41%)	(30.91%)	(20.61%)	(33.35%)	(50.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,221	$3,854	$4,187	$6,860	$8,654	$14,720
Ratios to average net assets:
Net investment income (loss)	(2.45%)	(2.39%)	(2.37%)	(2.58%)	(2.35%)	(2.39%)
Total expenses	2.49%	2.47%	2.50%	2.68%	2.54%	2.59%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 27

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014[e]	2013[a,b,e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$50.26	$62.19	$89.41	$111.81	$166.55	$337.17
Income (loss) from investment operations:
Net investment income (loss)[c]	(.69)	(.21)	(1.19)	(1.89)	(2.38)	(4.20)
Net gain (loss) on investments (realized and unrealized)	(17.47)	(11.72)	(26.03)	(20.51)	(52.36)	(166.28)
Total from investment operations	(18.16)	(11.93)	(27.22)	(22.40)	(54.74)	(170.48)
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$32.10	$50.26	$62.19	$89.41	$111.81	$166.55

Total Return[d]	(36.13%)	(19.14%)	(30.46%)	(20.04%)	(32.87%)	(50.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,610	$55,573	$52,066	$73,750	$130,109	$122,431
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.67%)	(1.64%)	(1.83%)	(1.61%)	(1.62%)
Total expenses	1.74%	1.76%	1.76%	1.93%	1.79%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

28 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE RYDEX FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, with the NASDAQ-100 Index returning 29.40%, the NASDAQ-100® 2x Strategy Fund H-Class returned 60.95%. For the one-year period ended March 31, 2014, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

The Information Technology sector contributed most to performance of the underlying index, followed by the Consumer Discretionary sector. No sector detracted from performance. The Materials sector contributed least, followed by the Industrials sector.

Microsoft Corp., Google, Inc. Class A and Apple, Inc. were the holdings contributing most to performance of the underlying index for the year. VimpleCom Ltd. ADR, Citrix Systems, Inc. and Intuitive Surgical, Inc. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	9.2%
Microsoft Corp.	6.5%
Google, Inc. — Class A	6.0%
Amazon.com, Inc.	3.0%
QUALCOMM, Inc.	2.6%
Intel Corp.	2.5%
Facebook, Inc. — Class A	2.3%
Cisco Systems, Inc.	2.2%
Gilead Sciences, Inc.	2.1%
Comcast Corp. — Class A	2.1%
Top Ten Total	38.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

30 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014
	1 Year	5 Year	10 Year
C-Class Shares	59.75%	47.05%	11.08%
C-Class Shares with CDSC†	58.75%	47.05%	11.08%
H-Class Shares	60.95%	48.20%	11.96%
NASDAQ-100 Index	29.40%	25.09%	10.42%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	60.94%	48.20%	13.88%
A-Class Shares with sales charge‡	53.29%	46.78%	13.30%
NASDAQ-100 Index	29.40%	25.09%	10.53%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS	March 31, 2014
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 77.1%

INFORMATION TECHNOLOGY - 44.9%
Apple, Inc.	53,240	$28,576,038
Microsoft Corp.	495,477	20,309,602
Google, Inc. — Class C*	16,702	18,614,547
QUALCOMM, Inc.	100,941	7,960,207
Intel Corp.	296,779	7,659,867
Facebook, Inc. — Class A*	117,933	7,104,284
Cisco Systems, Inc.	307,478	6,890,582
eBay, Inc.*	77,274	4,268,616
Texas Instruments, Inc.	64,721	3,051,595
Baidu, Inc. ADR*	16,465	2,508,937
Automatic Data Processing, Inc.	28,754	2,221,534
Yahoo!, Inc.*	60,256	2,163,190
Adobe Systems, Inc.*	29,817	1,960,170
Cognizant Technology Solutions
Corp. — Class A*	36,258	1,835,017
Micron Technology, Inc.*	63,329	1,498,364
Applied Materials, Inc.	72,292	1,476,203
Intuit, Inc.	16,913	1,314,647
Western Digital Corp.	14,103	1,294,937
Seagate Technology plc	19,625	1,102,140
SanDisk Corp.	13,465	1,093,223
Broadcom Corp. — Class A	31,695	997,759
Analog Devices, Inc.	18,651	991,114
Avago Technologies Ltd.	14,905	960,031
Paychex, Inc.	21,737	925,996
NXP Semiconductor N.V.*	15,029	883,855
Xilinx, Inc.	15,927	864,358
Fiserv, Inc.*	15,188	861,008
Activision Blizzard, Inc.	41,509	848,444
CA, Inc.	26,729	827,797
Symantec Corp.	41,281	824,382
Check Point Software Technologies Ltd.*	11,476	776,122
NetApp, Inc.	19,773	729,624
KLA-Tencor Corp.	9,943	687,459
Altera Corp.	18,960	687,110
Linear Technology Corp.	14,079	685,507
Autodesk, Inc.*	13,535	665,651
Citrix Systems, Inc.*	10,970	630,007
Akamai Technologies, Inc.*	10,682	621,799
NVIDIA Corp.	33,931	607,704
Maxim Integrated Products, Inc.	16,833	557,509
Equinix, Inc.*	2,950	545,278
F5 Networks, Inc.*	4,500	479,835
Total Information Technology		139,562,049

CONSUMER DISCRETIONARY - 15.3%
Amazon.com, Inc.*	27,407	9,223,003
Comcast Corp. — Class A	127,692	6,387,154
Priceline Group, Inc.*	3,108	3,704,393
Starbucks Corp.	45,118	3,310,759
Twenty-First Century Fox, Inc. — Class A	87,045	2,782,829
DIRECTV*	30,414	2,324,238
Viacom, Inc. — Class B	23,088	1,962,249
Tesla Motors, Inc.*,1	7,357	1,533,567
Wynn Resorts Ltd.	6,045	1,342,897
Netflix, Inc.*	3,565	1,254,987
Sirius XM Holdings, Inc.*	363,946	1,164,627
Marriott International, Inc. — Class A	17,594	985,616
O'Reilly Automotive, Inc.*	6,352	942,573
Ross Stores, Inc.	12,825	917,629
Bed Bath & Beyond, Inc.*	12,714	874,723
DISH Network Corp. — Class A*	13,126	816,568
Liberty Media Corp. — Class A*	6,237	815,363
Mattel, Inc.	20,318	814,955
Liberty Interactive Corp. — Class A*	27,997	808,273
Charter Communications, Inc. — Class A*	6,326	779,363
Discovery Communications, Inc. — Class A*	8,767	725,031
TripAdvisor, Inc.*	7,725	699,808
Dollar Tree, Inc.*	12,410	647,554
Garmin Ltd.[1]	11,645	643,503
Tractor Supply Co.	8,330	588,348
Liberty Global plc — Class A*	13,256	551,450
Expedia, Inc.	6,965	504,963
Staples, Inc.	39,018	442,464
Total Consumer Discretionary		47,548,887

HEALTH CARE - 10.7%
Gilead Sciences, Inc.*	91,815	6,506,012
Amgen, Inc.	45,064	5,558,194
Biogen Idec, Inc.*	14,112	4,316,437
Express Scripts Holding Co.*	46,324	3,478,469
Celgene Corp.*	24,234	3,383,066
Alexion Pharmaceuticals, Inc.*	11,806	1,796,047
Regeneron Pharmaceuticals, Inc.*	5,836	1,752,434
Cerner Corp.*	20,533	1,154,981
Illumina, Inc.*	7,655	1,137,992
Mylan, Inc.*	22,195	1,083,782
Intuitive Surgical, Inc.*	2,279	998,179
Vertex Pharmaceuticals, Inc.*	14,076	995,455
Henry Schein, Inc.*	5,097	608,429
Catamaran Corp.*	12,312	551,085
Total Health Care		33,320,562

CONSUMER STAPLES - 3.7%
Mondelez International, Inc. — Class A	104,677	3,616,591
Costco Wholesale Corp.	26,241	2,930,595
Kraft Foods Group, Inc.	35,591	1,996,655
Whole Foods Market, Inc.	22,199	1,125,711
Keurig Green Mountain, Inc.	9,943	1,049,881
Monster Beverage Corp.*	9,957	691,514
Total Consumer Staples		11,410,947

INDUSTRIALS - 1.4%
PACCAR, Inc.	21,147	1,426,154
Fastenal Co.	17,714	873,654
Verisk Analytics, Inc. — Class A*	9,958	597,082
Stericycle, Inc.*	5,081	577,303
Expeditors International of Washington, Inc.	12,092	479,206
CH Robinson Worldwide, Inc.	9,051	474,182
Total Industrials		4,427,581

32 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2014
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

TELECOMMUNICATION SERVICES - 0.9%
Vodafone Group plc ADR	31,303	$1,152,263
VimpelCom Ltd. ADR	98,619	890,530
SBA Communications Corp. — Class A*	7,673	697,936
Total Telecommunication Services		2,740,729
MATERIALS - 0.2%
Sigma-Aldrich Corp.	7,130	665,799
Total Common Stocks
(Cost $200,149,422)		239,676,554

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 2.2%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	$6,863,915	6,863,915
Total Repurchase Agreement
(Cost $6,863,915)		6,863,915
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 03/31/14 at 0.05%
due 04/01/14	680,325	680,325
HSBC Securities, Inc.
issued 03/31/14 at 0.05%
due 04/01/14	607,059	607,059
Deutsche Bank Securities, Inc.
issued 03/31/14 at 0.05% - 0.08%
due 04/01/14	114,441	114,441
Total Securities Lending Collateral
(Cost $1,401,825)		1,401,825
Total Investments - 79.8%
(Cost $208,415,162)		$247,942,294
Other Assets & Liabilities, net - 20.2%		62,919,354
Total Net Assets - 100.0%		$310,861,648

		Unrealized
	Contracts	Gain (loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $31,841,460)	444	$(364,038)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
April 2014 NASDAQ-100 Index Swap,
Terminating 04/30/14[4]
(Notional Value $339,196,563)	94,333	$2,184,392
Goldman Sachs International
April 2014 NASDAQ-100 Index Swap,
Terminating 04/29/14[4]
(Notional Value $1,953,202)	543	7,718
Credit Suisse Capital, LLC
April 2014 NASDAQ-100 Index Swap,
Terminating 04/28/14[4]
(Notional Value $9,108,933)	2,533	(84,824)
(Total Notional Value
$350,258,698)		$2,107,286

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 9.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 9.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depository Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
March 31, 2014

Assets:
Investments, at value - including $1,350,447 of
securities loaned
(cost $200,149,422)	$239,676,554
Repurchase agreements, at value
(cost $8,265,740)	8,265,740
Total investments
(cost $208,415,162)	247,942,294
Segregated cash with broker	49,173,836
Unrealized appreciation on swap agreements	2,192,110
Receivables:
Fund shares sold	23,513,135
Variation margin	131,994
Dividends	94,239
Foreign taxes reclaim	952
Securities lending income	329
Interest	4
Total assets	323,048,893
Liabilities:
Unrealized depreciation on swap agreements	84,824
Payable for:
Fund shares redeemed	10,039,882
Upon return of securities loaned	1,401,825
Management fees	227,144
Distribution and service fees	73,597
Transfer agent and administrative fees	63,096
Swap settlement	56,457
Portfolio accounting fees	37,858
Miscellaneous	202,562
Total liabilities	12,187,245
Net assets	$310,861,648
Net assets consist of:
Paid in capital	$277,613,692
Undistributed net investment income	1,525
Accumulated net realized loss on investments	(8,023,949)
Net unrealized appreciation on investments	41,270,380
Net assets	$310,861,648
A-Class:
Net assets	$11,466,424
Capital shares outstanding	42,596
Net asset value per share	$269.19
Maximum offering price per share
(Net asset value divided by 95.25%)	$282.61
C-Class:
Net assets	$16,817,289
Capital shares outstanding	72,049
Net asset value per share	$233.41
H-Class:
Net assets	$282,577,935
Capital shares outstanding	1,049,763
Net asset value per share	$269.18

STATEMENT OF
OPERATIONS
Year Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $1,136)	$3,997,677
Income from securities lending, net	17,081
Interest	14,361
Total investment income	4,029,119
Expenses:
Management fees	3,289,070
Transfer agent and administrative fees	913,631
Distribution and service fees:
A-Class	22,002
C-Class	144,520
H-Class	855,502
Portfolio accounting fees	548,182
Custodian fees	40,758
Trustees' fees*	33,554
Line of credit interest expense	119
Miscellaneous	719,730
Total expenses	6,567,068
Net investment loss	(2,537,949)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	73,956,882
Swap agreements	98,663,579
Futures contracts	9,807,128
Net realized gain	182,427,589
Net change in unrealized appreciation
(depreciation) on:
Investments	(18,553,278)
Swap agreements	1,150,436
Futures contracts	(1,077,886)
Net change in unrealized appreciation
(depreciation)	(18,480,728)
Net realized and unrealized gain	163,946,861
Net increase in net assets resulting
from operations	$161,408,912

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(2,537,949)	$(485,956)	$(1,932,312)
Net realized gain on investments	182,427,589	17,339,249	57,910,060
Net change in unrealized appreciation (depreciation) on investments	(18,480,728)	432,667	6,069,358
Net increase in net assets resulting from operations	161,408,912	17,285,960	62,047,106

Distributions to shareholders from:
Net realized gains
A-Class	(725,052)	—	—
C-Class	(1,197,255)	—	—
H-Class	(33,765,874)	—	—
Total distributions to shareholders	(35,688,181)	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	19,534,663	1,426,639	6,880,015
C-Class	77,732,691	13,323,097	90,422,354
H-Class	3,713,584,847	894,394,581	3,488,001,370
Distributions reinvested
A-Class	681,011	—	—
C-Class	1,141,376	—	—
H-Class	32,099,063	—	—
Cost of shares redeemed
A-Class	(18,304,068)	(1,552,159)	(6,744,636)
C-Class	(79,026,359)	(14,680,945)	(100,102,558)
H-Class	(3,890,933,624)	(731,066,587)	(3,528,492,348)
Net increase (decrease) from capital share transactions	(143,490,400)	161,844,626	(50,035,803)
Net increase (decrease) in net assets	(17,769,669)	179,130,586	12,011,303

Net assets:
Beginning of period	328,631,317	149,500,731	137,489,428
End of period	$310,861,648	$328,631,317	$149,500,731
Undistributed net investment income at end of period	$1,525	$22,928	$22,928

Capital share activity:
Shares sold
A-Class	75,920	8,164	41,943
C-Class	379,181	87,674	646,589
H-Class	16,344,280	5,151,900	22,001,255
Shares issued from reinvestment of distributions
A-Class	2,719	—	—
C-Class	5,243	—	—
H-Class	128,160	—	—
Shares redeemed
A-Class	(71,756)	(8,975)	(42,638)
C-Class	(385,126)	(96,910)	(713,685)
H-Class	(17,154,118)	(4,242,524)	(22,156,286)
Net increase (decrease) in shares	(675,497)	899,329	(222,822)

*	The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014	2013[a,b]	2012	2011	2010	2009[c]
Per Share Data
Net asset value, beginning of period	$179.47	$160.58	$119.78	$120.86	$88.62	$40.54
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.54)	(.36)	(1.06)	(1.62)	(1.08)	(.73)
Net gain (loss) on investments (realized and unrealized)	109.54	19.25	41.86	.54	33.32	48.81
Total from investment operations	108.00	18.89	40.80	(1.08)	32.24	48.08
Less distributions from:
Net realized gains	(18.28)	—	—	—	—	—
Total distributions	(18.28)	—	—	—	—	—
Net asset value, end of period	$269.19	$179.47	$160.58	$119.78	$120.86	$88.62

Total Return[e]	60.94%	11.76%	34.07%	(0.89%)	36.37%	118.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,466	$6,409	$5,865	$4,458	$7,890	$10,134
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.84%)	(0.66%)	(1.27%)	(1.15%)	(1.25%)
Total expenses	1.76%	1.79%	1.78%	1.92%	1.82%	1.85%
Portfolio turnover rate	346%	71%	307%	164%	121%	78%

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014	2013[a,b]	2012	2011	2010	2009[c]
Per Share Data
Net asset value, beginning of period	$158.38	$141.97	$106.78	$108.57	$80.21	$37.03
Income (loss) from investment operations:
Net investment income (loss)[d]	(2.84)	(.59)	(2.08)	(2.30)	(1.60)	(1.07)
Net gain (loss) on investments (realized and unrealized)	96.15	17.00	37.27	.51	29.96	44.25
Total from investment operations	93.31	16.41	35.19	(1.79)	28.36	43.18
Less distributions from:
Net realized gains	(18.28)	—	—	—	—	—
Total distributions	(18.28)	—	—	—	—	—
Net asset value, end of period	$233.41	$158.38	$141.97	$106.78	$108.57	$80.21

Total Return[e]	59.75%	11.57%	32.96%	(1.64%)	35.33%	116.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,817	$11,522	$11,640	$15,920	$20,058	$19,475
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.58%)	(1.49%)	(2.03%)	(1.88%)	(2.02%)
Total expenses	2.52%	2.54%	2.55%	2.68%	2.57%	2.60%
Portfolio turnover rate	346%	71%	307%	164%	121%	78%

36 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014	2013[a,b]	2012	2011	2010	2009[c]
Per Share Data
Net asset value, beginning of period	$179.45	$160.57	$119.86	$120.94	$88.62	$40.54
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.54)	(.41)	(1.24)	(1.59)	(1.07)	(.74)
Net gain (loss) on investments (realized and unrealized)	109.55	19.29	41.95	.51	33.39	48.82
Total from investment operations	108.01	18.88	40.71	(1.08)	32.32	48.08
Less distributions from:
Net realized gains	(18.28)	—	—	—	—	—
Total distributions	(18.28)	—	—	—	—	—
Net asset value, end of period	$269.18	$179.45	$160.57	$119.86	$120.94	$88.62

Total Return[e]	60.95%	11.77%	33.98%	(0.90%)	36.46%	118.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$282,578	$310,700	$131,996	$117,112	$236,196	$193,465
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.95%)	(0.76%)	(1.24%)	(1.13%)	(1.29%)
Total expenses	1.77%	1.80%	1.80%	1.92%	1.82%	1.84%
Portfolio turnover rate	346%	71%	307%	164%	121%	78%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Reverse Share Split — Per share amounts for the period presented through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
e	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, with the NASDAQ-100 Index returning 29.40%, the Inverse NASDAQ-100® 2x Strategy Fund H-Class returned -43.75%. For the one-year period ended March 31, 2014, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

The Information Technology sector contributed most to performance of the underlying index, followed by the Consumer Discretionary sector. No sector detracted from performance. The Materials sector contributed least, followed by the Industrials sector.

Microsoft Corp., Google, Inc. Class A and Apple, Inc. were the holdings contributing most to performance of the underlying index for the year. VimpleCom Ltd. ADR, Citrix Systems, Inc. and Intuitive Surgical, Inc. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

38 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014
	1 Year	5 Year	10 Year
C-Class Shares	-44.29%	-43.62%	-27.09%
C-Class Shares with CDSC†	-44.84%	-43.62%	-27.09%
H-Class Shares	-43.75%	-43.15%	-26.51%
NASDAQ-100 Index	29.40%	25.09%	10.42%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	-43.68%	-43.15%	-27.81%
A-Class Shares with sales charge‡	-46.36%	-43.70%	-28.17%
NASDAQ-100 Index	29.40%	25.09%	10.53%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS	March 31, 2014
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 36.3%
Farmer Mac[1]
0.09% due 07/25/14	$5,000,000	$4,999,360
0.11% due 08/01/14	5,000,000	4,999,155
Total Farmer Mac		9,998,515
Total Federal Agency Discount Notes
(Cost $9,996,671)		9,998,515
REPURCHASE AGREEMENT††,2 - 67.2%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	18,524,402	18,524,402
Total Repurchase Agreement
(Cost $18,524,402)		18,524,402
Total Investments - 103.5%
(Cost $28,521,073)		$28,522,917
Other Assets & Liabilities, net - (3.5)%		(958,440)
Total Net Assets - 100.0%		$27,564,477

		Unrealized
	Contracts	Gain (loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $5,020,050)	70	$(32,144)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
April 2014 NASDAQ-100 Index Swap,
Terminating 04/28/14[3]
(Notional Value $22,744,031)	6,325	$211,797
Barclays Bank plc
April 2014 NASDAQ-100 Index Swap,
Terminating 04/30/14[3]
(Notional Value $2,012,751)	560	(13,815)
Goldman Sachs International
April 2014 NASDAQ-100 Index Swap,
Terminating 04/29/14[3]
(Notional Value $25,181,695)	7,003	(96,694)
(Total Notional Value
$49,938,477)		$101,288

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreement — See Note 5.
[3]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

40 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
March 31, 2014

Assets:
Investments, at value
(cost $9,996,671)	$9,998,515
Repurchase agreements, at value
(cost $18,524,402)	18,524,402
Total investments
(cost $28,521,073)	28,522,917
Segregated cash with broker	11,571,557
Unrealized appreciation on swap agreements	211,797
Receivables:
Fund shares sold	3,980,297
Interest	10
Total assets	44,286,578
Liabilities:
Unrealized depreciation on swap agreements	110,509
Payable for:
Fund shares redeemed	16,395,703
Swap settlement	102,422
Variation margin	52,004
Management fees	23,238
Distribution and service fees	7,253
Transfer agent and administrative fees	6,455
Portfolio accounting fees	3,873
Miscellaneous	20,644
Total liabilities	16,722,101
Net assets	$27,564,477
Net assets consist of:
Paid in capital	$357,553,061
Accumulated net investment loss	(131,303)
Accumulated net realized loss on investments	(329,928,269)
Net unrealized appreciation on investments	70,988
Net assets	$27,564,477
A-Class:
Net assets	$600,551
Capital shares outstanding	19,529
Net asset value per share	$30.75
Maximum offering price per share
(Net asset value divided by 95.25%)	$32.28
C-Class:
Net assets	$1,346,443
Capital shares outstanding	48,619
Net asset value per share	$27.69
H-Class:
Net assets	$25,617,483
Capital shares outstanding	834,028
Net asset value per share	$30.72

STATEMENT OF
OPERATIONS
Year Ended March 31, 2014

Investment Income:
Interest	$13,316
Total investment income	13,316
Expenses:
Management fees	332,690
Transfer agent and administrative fees	92,415
Distribution and service fees:
A-Class	1,105
C-Class	13,289
H-Class	87,991
Portfolio accounting fees	55,450
Trustees' fees*	5,304
Custodian fees	4,212
Miscellaneous	76,113
Total expenses	668,569
Net investment loss	(655,253)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(19,259,786)
Futures contracts	(3,728,200)
Net realized loss	(22,987,986)
Net change in unrealized appreciation
(depreciation) on:
Investments	(104)
Swap agreements	445,326
Futures contracts	(30,665)
Net change in unrealized appreciation
(depreciation)	414,557
Net realized and unrealized loss	(22,573,429)
Net decrease in net assets resulting
from operations	$(23,228,682)

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(655,253)	$(203,703)	$(781,756)
Net realized loss on investments	(22,987,986)	(6,761,540)	(16,084,678)
Net change in unrealized appreciation (depreciation) on investments	414,557	299,369	(1,028,353)
Net decrease in net assets resulting from operations	(23,228,682)	(6,665,874)	(17,894,787)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,806,962	351,599	1,553,495
C-Class	44,604,729	14,381,043	65,942,270
H-Class	1,512,697,142	490,759,094	1,551,870,494
Cost of shares redeemed
A-Class	(3,543,100)	(527,548)	(2,566,663)
C-Class	(44,160,517)	(14,606,858)	(66,618,363)
H-Class	(1,513,568,112)	(465,261,755)	(1,549,877,084)
Net increase (decrease) from capital share transactions	(162,896)	25,095,575	304,149
Net increase (decrease) in net assets	(23,391,578)	18,429,701	(17,590,638)

Net assets:
Beginning of period	50,956,055	32,526,354	50,116,992
End of period	$27,564,477	$50,956,055	$32,526,354
Accumulated net investment loss at end of period	$(131,303)	$—	$—

Capital share activity:**
Shares sold
A-Class	105,668	6,079	23,355
C-Class	1,291,590	274,205	1,066,526
H-Class	38,483,912	8,541,100	22,822,681
Shares redeemed
A-Class	(97,229)	(9,102)	(33,775)
C-Class	(1,275,644)	(279,243)	(1,075,008)
H-Class	(38,542,238)	(8,121,115)	(22,805,951)
Net increase (decrease) in shares	(33,941)	411,924	(2,172)

*	The Fund changed its fiscal year end from December to March in 2013.
**	Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

42 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014[f]	2013[a,b,f]	2012[f]	2011[c,f]	2010[c,f]	2009[c,f]
Per Share Data
Net asset value, beginning of period	$54.59	$62.44	$95.64	$124.60	$204.96	$613.76
Income (loss) from investment operations:
Net investment income (loss)[d]	(.69)	(.28)	(1.12)	(1.96)	(3.08)	(6.72)
Net gain (loss) on investments (realized and unrealized)	(23.15)	(7.57)	(32.08)	(27.00)	(77.28)	(402.08)
Total from investment operations	(23.84)	(7.85)	(33.20)	(28.96)	(80.36)	(408.80)
Net asset value, end of period	$30.75	$54.59	$62.44	$95.64	$124.60	$204.96

Total Return[e]	(43.68%)	(12.56%)	(34.70%)	(23.26%)	(39.21%)	(66.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$601	$605	$881	$2,346	$1,045	$1,282
Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.72%)	(1.67%)	(1.84%)	(1.66%)	(1.67%)
Total expenses	1.76%	1.80%	1.78%	1.92%	1.82%	1.83%
Portfolio turnover rate	—	—	—	—	—	—

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014[f]	2013[a,b,f]	2012[f]	2011[c,f]	2010[c,f]	2009[c,f]
Per Share Data
Net asset value, beginning of period	$49.67	$56.90	$88.42	$115.64	$191.24	$577.36
Income (loss) from investment operations:
Net investment income (loss)[d]	(.91)	(.35)	(1.54)	(2.66)	(3.64)	(7.84)
Net gain (loss) on investments (realized and unrealized)	(21.07)	(6.88)	(29.98)	(24.56)	(71.96)	(378.28)
Total from investment operations	(21.98)	(7.23)	(31.52)	(27.22)	(75.60)	(386.12)
Net asset value, end of period	$27.69	$49.67	$56.90	$88.42	$115.64	$191.24

Total Return[e]	(44.29%)	(12.67%)	(35.63%)	(23.55%)	(39.53%)	(66.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,346	$1,623	$2,146	$4,084	$3,485	$4,879
Ratios to average net assets:
Net investment income (loss)	(2.50%)	(2.38%)	(2.39%)	(2.67%)	(2.41%)	(2.39%)
Total expenses	2.54%	2.45%	2.50%	2.68%	2.57%	2.59%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 43

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014[f]	2013[a,b,f]	2012[f]	2011[c,f]	2010[c,f]	2009[c,f]
Per Share Data
Net asset value, beginning of period	$54.61	$62.45	$95.88	$124.32	$204.68	$612.92
Income (loss) from investment operations:
Net investment income (loss)[d]	(.70)	(.28)	(1.12)	(2.03)	(2.80)	(5.88)
Net gain (loss) on investments (realized and unrealized)	(23.19)	(7.56)	(32.31)	(26.41)	(77.56)	(402.36)
Total from investment operations	(23.89)	(7.84)	(33.43)	(28.44)	(80.36)	(408.24)
Net asset value, end of period	$30.72	$54.61	$62.45	$95.88	$124.32	$204.68

Total Return[e]	(43.75%)	(12.56%)	(34.84%)	(22.92%)	(39.26%)	(66.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,617	$48,728	$29,499	$43,686	$53,747	$62,049
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.73%)	(1.67%)	(1.86%)	(1.66%)	(1.69%)
Total expenses	1.78%	1.81%	1.79%	1.93%	1.82%	1.84%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Reverse Share Split — Per Share amounts for periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

44 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE RYDEX FUNDS ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average. Dow 2x Strategy Fund H-Class returned 28.72% while the Dow Jones Industrial Average returned 15.66% over the same period.

Industrials and Financials provided the most performance to the underlying index during the period. Information Technology was the only sector that detracted from performance of the underlying index for the period. Telecommunications Services contributed least.

Boeing Co., 3M Co. and UnitedHealth Group, Inc. contributed most to performance of the underlying index for the period. International Business Machines Corp., Hewlett-Packard Co. and Coca-Cola Co. detracted most from performance of the underlying index for the period.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Visa, Inc. — Class A	6.3%
International Business Machines Corp.	5.7%
Goldman Sachs Group, Inc.	4.8%
3M Co.	4.0%
Boeing Co.	3.7%
Chevron Corp.	3.5%
United Technologies Corp.	3.4%
Caterpillar, Inc.	2.9%
Johnson & Johnson	2.9%
McDonald’s Corp.	2.9%
Top Ten Total	40.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

46 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014
	1 Year	5 Year	10 Year
C-Class Shares	27.68%	35.03%	5.63%
C-Class Shares with CDSC†	26.68%	35.03%	5.63%
H-Class Shares	28.72%	35.97%	6.39%
Dow Jones Industrial Average Index	15.66%	19.85%	7.47%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	28.60%	36.06%	7.15%
A-Class Shares with sales charge‡	22.48%	34.75%	6.61%
Dow Jones Industrial Average Index	15.66%	19.85%	7.91%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS	March 31, 2014
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 75.3%

INDUSTRIALS - 14.9%
3M Co.	11,466	$1,555,477
Boeing Co.	11,466	1,438,869
United Technologies Corp.	11,466	1,339,688
Caterpillar, Inc.	11,466	1,139,376
General Electric Co.	11,466	296,855
Total Industrials		5,770,265

INFORMATION TECHNOLOGY - 14.6%
Visa, Inc. — Class A	11,470	2,475,915
International Business Machines Corp.	11,466	2,207,090
Microsoft Corp.	11,466	469,991
Intel Corp.	11,466	295,937
Cisco Systems, Inc.	11,466	256,953
Total Information Technology		5,705,886

FINANCIALS - 11.7%
Goldman Sachs Group, Inc.	11,470	1,879,359
American Express Co.	11,466	1,032,284
Travelers Companies, Inc.	11,466	975,757
JPMorgan Chase & Co.	11,466	696,101
Total Financials		4,583,501

CONSUMER DISCRETIONARY - 9.7%
McDonald’s Corp.	11,466	1,124,011
Walt Disney Co.	11,466	918,083
Home Depot, Inc.	11,466	907,305
NIKE, Inc. — Class B	11,470	847,174
Total Consumer Discretionary		3,796,573

HEALTH CARE - 7.9%
Johnson & Johnson	11,466	1,126,305
UnitedHealth Group, Inc.	11,466	940,097
Merck & Company, Inc.	11,466	650,925
Pfizer, Inc.	11,466	368,288
Total Health Care		3,085,615

ENERGY - 6.4%
Chevron Corp.	11,466	1,363,422
Exxon Mobil Corp.	11,466	1,119,999
Total Energy		2,483,421

CONSUMER STAPLES - 5.7%
Procter & Gamble Co.	11,466	924,160
Wal-Mart Stores, Inc.	11,466	876,346
Coca-Cola Co.	11,466	443,276
Total Consumer Staples		2,243,782

TELECOMMUNICATION SERVICES - 2.4%
Verizon Communications, Inc.	11,466	545,437
AT&T, Inc.	11,466	402,113
Total Telecommunication Services		947,550

MATERIALS - 2.0%
EI du Pont de Nemours & Co.	11,466	769,369
Total Common Stocks
(Cost $27,935,391)		29,385,962

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 21.1%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	$8,226,807	8,226,807
Total Repurchase Agreement
(Cost $8,226,807)		8,226,807
Total Investments - 96.4%
(Cost $36,162,198)		$37,612,769
Other Assets & Liabilities, net - 3.6%		1,424,855
Total Net Assets - 100.0%		$39,037,624

		Unrealized
	Contracts	Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Dow Jones
Industrial Average Index
Mini Futures Contracts
(Aggregate Value of
Contracts $12,200,865)	149	$92,941

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
April 2014 Dow Jones
Industrial Average Index Swap,
Terminating 04/30/14[2]
(Notional Value $30,937,417)	1,880	$229,002
Credit Suisse Capital, LLC
April 2014 Dow Jones
Industrial Average Index Swap,
Terminating 04/28/14[2]
(Notional Value $5,234,741)	318	28,683
(Total Notional Value $36,172,158)		$257,685

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

48 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
March 31, 2014

Assets:
Investments, at value
(cost $27,935,391)	$29,385,962
Repurchase agreements, at value
(cost $8,226,807)	8,226,807
Total investments
(cost $36,162,198)	37,612,769
Segregated cash with broker	4,309,631
Unrealized appreciation on swap agreements	257,685
Receivables:
Fund shares sold	11,403,381
Variation margin	67,861
Dividends	15,280
Interest	5
Total assets	53,666,612
Liabilities:
Payable for:
Securities purchased	12,993,773
Fund shares redeemed	1,577,019
Management fees	25,914
Distribution and service fees	9,760
Transfer agent and administrative fees	7,198
Portfolio accounting fees	4,319
Miscellaneous	11,005
Total liabilities	14,628,988
Net assets	$39,037,624
Net assets consist of:
Paid in capital	$46,571,772
Accumulated net investment loss	(37,259)
Accumulated net realized loss on investments	(9,298,086)
Net unrealized appreciation on investments	1,801,197
Net assets	$39,037,624
A-Class:
Net assets	$6,566,231
Capital shares outstanding	151,768
Net asset value per share	$43.26
Maximum offering price per share
(Net asset value divided by 95.25%)	$45.42
C-Class:
Net assets	$4,217,386
Capital shares outstanding	105,215
Net asset value per share	$40.08
H-Class:
Net assets	$28,254,007
Capital shares outstanding	654,622
Net asset value per share	$43.16

STATEMENT OF
OPERATIONS
Year Ended March 31, 2014

Investment Income:
Dividends	$344,551
Interest	3,819
Total investment income	348,370
Expenses:
Management fees	304,101
Transfer agent and administrative fees	84,474
Distribution and service fees:
A-Class	15,127
C-Class	36,729
H-Class	60,167
Portfolio accounting fees	50,685
Trustees’ fees*	3,851
Custodian fees	3,750
Line of credit interest expense	338
Miscellaneous	63,902
Total expenses	623,124
Net investment loss	(274,754)
Net Realized And Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	770,961
Swap agreements	6,962,351
Futures contracts	(588,043)
Net realized gain	7,145,269
Net change in unrealized appreciation
(depreciation) on:
Investments	947,516
Swap agreements	201,111
Futures contracts	42,205
Net change in unrealized appreciation
(depreciation)	1,190,832
Net realized and unrealized gain	8,336,101
Net increase in net assets resulting
from operations	$8,061,347

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 49

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(274,754)	$(65,126)	$(363,425)
Net realized gain on investments	7,145,269	5,236,765	1,970,458
Net change in unrealized appreciation (depreciation) on investments	1,190,832	200,909	(1,203,831)
Net increase in net assets resulting from operations	8,061,347	5,372,548	403,202

Capital share transactions:
Proceeds from sale of shares
A-Class	27,651,785	959,564	3,490,424
C-Class	57,695,802	8,707,955	52,394,203
H-Class	863,122,189	252,043,087	1,355,221,856
Cost of shares redeemed
A-Class	(27,098,643)	(642,968)	(4,848,853)
C-Class	(58,022,532)	(7,927,879)	(53,010,685)
H-Class	(888,233,533)	(225,625,326)	(1,365,747,777)
Net increase (decrease) from capital share transactions	(24,884,932)	27,514,433	(12,500,832)
Net increase (decrease) in net assets	(16,823,585)	32,886,981	(12,097,630)

Net assets:
Beginning of period	55,861,209	22,974,228	35,071,858
End of period	$39,037,624	$55,861,209	$22,974,228
Accumulated net investment loss at end of period	$(37,259)	$—	$—

Capital share activity:
Shares sold
A-Class	735,591	30,480	132,732
C-Class	1,614,120	290,559	2,147,731
H-Class	23,223,683	8,012,962	51,790,336
Shares redeemed
A-Class	(725,168)	(20,830)	(184,099)
C-Class	(1,624,329)	(263,809)	(2,175,807)
H-Class	(23,985,252)	(7,230,706)	(52,370,871)
Net increase (decrease) in shares	(761,355)	818,656	(659,978)

*	The Fund changed its fiscal year end from December to March in 2013.

50 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014	2013[a,b]	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$33.64	$27.14	$23.31	$21.48	$17.53	$12.68
Income (loss) from investment operations:
Net investment income (loss)[c]	(.29)	(.06)	(.29)	(.14)	—[d]	.03
Net gain (loss) on investments (realized and unrealized)	9.91	6.56	4.12	1.98	3.95	4.86
Total from investment operations	9.62	6.50	3.83	1.84	3.95	4.89
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.02)
Return of capital	—	—	—	—	—	(.02)
Total distributions	—	—	—	(.01)	—	(.04)
Net asset value, end of period	$43.26	$33.64	$27.14	$23.31	$21.48	$17.53

Total Return[e]	28.60%	23.95%	16.43%	8.55%	22.53%	38.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,566	$4,755	$3,574	$4,267	$3,708	$5,556
Ratios to average net assets:
Net investment income (loss)	(0.75%)	(0.77%)	(1.12%)	(0.63%)	0.02%	0.26%
Total expenses	1.76%	1.77%	1.78%	1.92%	1.81%	1.83%
Portfolio turnover rate	3,338%	979%	15,091%	7,150%	108%	148%

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014	2013[a,b]	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$31.39	$25.37	$21.95	$20.41	$16.77	$12.22
Income (loss) from investment operations:
Net investment income (loss)[c]	(.52)	(.11)	(.46)	(.30)	(.14)	(.06)
Net gain (loss) on investments (realized and unrealized)	9.21	6.13	3.88	1.85	3.78	4.65
Total from investment operations	8.69	6.02	3.42	1.55	3.64	4.59
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.02)
Return of capital	—	—	—	—	—	(.02)
Total distributions	—	—	—	(.01)	—	(.04)
Net asset value, end of period	$40.08	$31.39	$25.37	$21.95	$20.41	$16.77

Total Return[e]	27.68%	23.73%	15.63%	7.58%	21.65%	37.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,217	$3,623	$2,249	$2,562	$3,420	$4,652
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.57%)	(1.89%)	(1.40%)	(0.78%)	(0.48%)
Total expenses	2.50%	2.53%	2.54%	2.67%	2.56%	2.59%
Portfolio turnover rate	3,338%	979%	15,091%	7,150%	108%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 51

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014	2013[a,b]	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$33.53	$27.05	$23.26	$21.45	$17.53	$12.69
Income (loss) from investment operations:
Net investment income (loss)[c]	(.28)	(.06)	(.27)	(.10)	(.02)	.03
Net gain (loss) on investments (realized and unrealized)	9.91	6.54	4.06	1.92	3.94	4.85
Total from investment operations	9.63	6.48	3.79	1.82	3.92	4.88
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.02)
Return of capital	—	—	—	—	—	(.02)
Total distributions	—	—	—	(.01)	—	(.04)
Net asset value, end of period	$43.16	$33.53	$27.05	$23.26	$21.45	$17.53

Total Return[e]	28.72%	23.96%	16.34%	8.42%	22.36%	38.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,254	$47,483	$17,151	$28,243	$41,776	$41,873
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.85%)	(1.02%)	(0.42%)	(0.11%)	0.23%
Total expenses	1.77%	1.79%	1.79%	1.92%	1.81%	1.83%
Portfolio turnover rate	3,338%	979%	15,091%	7,150%	108%	148%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges.

52 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE RYDEX FUNDS ANNUAL REP ORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average. Inverse Dow 2x Strategy Fund H-Class returned -28.73% while the Dow Jones Industrial Average returned 15.66% over the same period.

Industrials and Financials provided the most performance to the underlying index during the period. Information Technology was the only sector that detracted from performance of the underlying index for the period. Telecommunications Services contributed least.

Boeing Co., 3M Co. and UnitedHealth Group, Inc. contributed most to performance of the underlying index for the period. International Business Machines Corp., Hewlett-Packard Co. and Coca-Cola Co. detracted most from performance of the underlying index for the period.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements.

54 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014

	1 Year	5 Year	10 Year
C-Class Shares	-29.66%	-37.20%	-20.03%
C-Class Shares with CDSC†	-30.36%	-37.20%	-20.03%
H-Class Shares	-28.73%	-36.64%	-19.36%
Dow Jones Industrial Average Index	15.66%	19.85%	7.47%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	-29.02%	-36.67%	-20.18%
A-Class Shares with sales charge‡	-32.35%	-37.28%	-20.58%
Dow Jones Industrial Average Index	15.66%	19.85%	7.91%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS	March 31, 2014
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 80.9%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	$6,555,176	$6,555,176
Total Repurchase Agreement
(Cost $6,555,176)		6,555,176
Total Investments - 80.9%
(Cost $6,555,176)		6,555,176
Other Assets & Liabilities, net - 19.1%		1,546,242
Total Net Assets - 100.0%		$8,101,418

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
April 2014 Dow Jones
Industrial Average Index Swap,
Terminating 04/30/14[2]
(Notional Value $4,990,604)	303	$(40,805)
Credit Suisse Capital, LLC
April 2014 Dow Jones
Industrial Average Index Swap,
Terminating 04/28/14[2]
(Notional Value $11,267,732)	685	(61,740)
(Total Notional Value
$16,258,336)		$(102,545)

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

56 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
March 31, 2014

Assets:
Repurchase agreements, at value
(cost $6,555,176)	$6,555,176
Segregated cash with broker	2,456,953
Receivables:
Swap settlement	2,035
Fund shares sold	600,082
Interest	4
Total assets	9,614,250
Liabilities:
Unrealized depreciation on swap agreements	102,545
Payable for:
Fund shares redeemed	1,381,804
Variation margin	10,674
Management fees	5,989
Distribution and service fees	2,219
Transfer agent and administrative fees	1,664
Portfolio accounting fees	998
Miscellaneous	6,939
Total liabilities	1,512,832
Net assets	$8,101,418
Net assets consist of:
Paid in capital	$76,553,056
Accumulated net investment loss	(43,105)
Accumulated net realized loss on investments	(68,305,988)
Net unrealized depreciation on investments	(102,545)
Net assets	$8,101,418
A-Class:
Net assets	$818,865
Capital shares outstanding	20,809
Net asset value per share	$39.35
Maximum offering price per share
(Net asset value divided by 95.25%)	$41.31
C-Class:
Net assets	$802,779
Capital shares outstanding	22,152
Net asset value per share	$36.24
H-Class:
Net assets	$6,479,774
Capital shares outstanding	164,203
Net asset value per share	$39.46

STATEMENT OF
OPERATIONS
Year Ended March 31, 2014

Investment Income:
Interest	$4,071
Total investment income	4,071

Expenses:
Management fees	133,070
Transfer agent and administrative fees	36,965
Distribution and service fees:
A-Class	2,275
C-Class	11,677
H-Class	31,773
Portfolio accounting fees	22,180
Trustees' fees*	2,137
Custodian fees	1,697
Miscellaneous	28,511
Total expenses	270,285

Net investment loss	(266,214)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(5,017,648)
Futures contracts	(1,470,311)
Net realized loss	(6,487,959)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	(54,692)
Futures contracts	5,234
Net change in unrealized appreciation
(depreciation)	(49,458)
Net realized and unrealized loss	(6,537,417)
Net decrease in net assets resulting
from operations	$(6,803,631)

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 57

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(266,214)	$(66,532)	$(404,794)
Net realized loss on investments	(6,487,959)	(3,081,263)	(6,431,765)
Net change in unrealized appreciation (depreciation) on investments	(49,458)	(13,652)	(185,101)
Net decrease in net assets resulting from operations	(6,803,631)	(3,161,447)	(7,021,660)

Capital share transactions:
Proceeds from sale of shares
A-Class	26,360,789	240,418	1,615,765
C-Class	71,708,822	5,777,378	32,149,401
H-Class	630,653,638	162,315,528	1,001,892,960
Cost of shares redeemed
A-Class	(25,856,224)	(346,345)	(2,456,712)
C-Class	(71,472,254)	(5,450,440)	(32,311,050)
H-Class	(626,498,632)	(160,630,555)	(996,641,886)
Net increase from capital share transactions	4,896,139	1,905,984	4,248,478
Net decrease in net assets	(1,907,492)	(1,255,463)	(2,773,182)

Net assets:
Beginning of period	10,008,910	11,264,373	14,037,555
End of period	$8,101,418	$10,008,910	$11,264,373
Accumulated net investment loss at end of period	$(43,105)	$—	$—

Capital share activity:**
Shares sold
A-Class	551,324	3,995	20,901
C-Class	1,691,476	102,257	432,119
H-Class	13,059,398	2,737,381	13,083,667
Shares redeemed
A-Class	(541,131)	(5,712)	(30,958)
C-Class	(1,687,054)	(96,558)	(434,736)
H-Class	(13,048,783)	(2,721,653)	(13,064,713)
Net increase (decrease) in shares	25,230	19,710	6,280

*	The Fund changed its fiscal year end from December to March in 2013.
**	Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

58 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014[e]	2013[a,b,e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$55.42	$69.97	$90.55	$125.20	$180.57	$328.71
Income (loss) from investment operations:
Net investment income (loss)[c]	(.81)	(.28)	(1.33)	(2.03)	(2.66)	(4.76)
Net gain (loss) on investments (realized and unrealized)	(15.26)	(14.27)	(19.25)	(32.62)	(52.71)	(142.89)
Total from investment operations	(16.07)	(14.55)	(20.58)	(34.65)	(55.37)	(147.65)
Less distributions from:
Net realized gains	—	—	—	—	—	(.49)
Total distributions	—	—	—	—	—	(.49)
Net asset value, end of period	$39.35	$55.42	$69.97	$90.55	$125.20	$180.57

Total Return[d]	(29.02%)	(20.80%)	(22.66%)	(27.68%)	(30.70%)	(44.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$819	$588	$863	$2,027	$1,752	$1,984
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.69%)	(1.68%)	(1.85%)	(1.65%)	(1.69%)
Total expenses	1.75%	1.76%	1.79%	1.92%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014[e]	2013[a,b,e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$51.52	$65.19	$85.03	$118.59	$172.32	$316.23
Income (loss) from investment operations:
Net investment income (loss)[c]	(1.07)	(.35)	(1.75)	(2.66)	(3.64)	(6.79)
Net gain (loss) on investments (realized and unrealized)	(14.21)	(13.32)	(18.09)	(30.90)	(50.09)	(136.63)
Total from investment operations	(15.28)	(13.67)	(19.84)	(33.56)	(53.73)	(143.42)
Less distributions from:
Net realized gains	—	—	—	—	—	(.49)
Total distributions	—	—	—	—	—	(.49)
Net asset value, end of period	$36.24	$51.52	$65.19	$85.03	$118.59	$172.32

Total Return[d]	(29.66%)	(20.95%)	(23.31%)	(28.34%)	(31.19%)	(45.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$803	$913	$784	$1,245	$1,567	$2,091
Ratios to average net assets:
Net investment income (loss)	(2.45%)	(2.49%)	(2.42%)	(2.60%)	(2.40%)	(2.40%)
Total expenses	2.47%	2.57%	2.53%	2.67%	2.56%	2.54%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 59

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014[e]	2013[a,b,e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$55.39	$69.76	$90.53	$125.33	$180.68	$328.82
Income (loss) from investment operations:
Net investment income (loss)[c]	(.81)	(.28)	(1.26)	(2.03)	(2.66)	(4.41)
Net gain (loss) on investments (realized and unrealized)	(15.12)	(14.09)	(19.51)	(32.77)	(52.69)	(143.24)
Total from investment operations	(15.93)	(14.37)	(20.77)	(34.80)	(55.35)	(147.65)
Less distributions from:
Net realized gains	—	—	—	—	—	(.49)
Total distributions	—	—	—	—	—	(.49)
Net asset value, end of period	$39.46	$55.39	$69.76	$90.53	$125.33	$180.68

Total Return[d]	(28.73%)	(20.66%)	(22.89%)	(27.77%)	(30.65%)	(44.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,480	$8,507	$9,617	$10,765	$25,404	$34,994
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.71%)	(1.67%)	(1.85%)	(1.66%)	(1.70%)
Total expenses	1.77%	1.79%	1.79%	1.92%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

60 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE RYDEX FUNDS ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index. Russell 2000® 2x Strategy Fund H-Class returned 48.79%, while the Russell 2000 Index returned 24.90% over the same period.

Among sectors, the biggest performance contributors to the underlying index during the period were Information Technology and Health Care. No sector detracted. Telecommunication Services contributed least to performance of the underlying index for the period, followed by the Utilities sector.

SunEdison, Inc., Isis Pharmaceuticals, Inc. and Rite Aid Corp. were the largest contributors to performance of the underlying index for the year. Axiall Corp., Infinity Pharmaceuticals, Inc. and Coeur Mining, Inc. were the leading detractors from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
athenahealth, Inc.	0.2%
Acuity Brands, Inc.	0.1%
CoStar Group, Inc.	0.1%
SunEdison, Inc.	0.1%
Middleby Corp.	0.1%
Isis Pharmaceuticals, Inc.	0.1%
NorthStar Realty Finance Corp.	0.1%
Rite Aid Corp.	0.1%
Kate Spade & Co.	0.1%
FEI Co.	0.1%
Top Ten Total	1.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

62 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014

			Since
			Inception
	1 Year	5 Year	(05/31/06)
A-Class Shares	48.84%	42.61%	3.63%
A-Class Shares with sales charge†	41.77%	41.24%	2.98%
C-Class Shares	47.76%	41.57%	2.85%
C-Class Shares with CDSC‡	46.76%	41.57%	2.85%
H-Class Shares	48.79%	42.56%	3.60%
Russell 2000 Index	24.90%	24.31%	7.88%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class Shares and H-Class Shares only; performance for C-Class Shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 42.6%

FINANCIALS - 9.8%
NorthStar Realty Finance Corp.	5,541	$89,431
CNO Financial Group, Inc.	4,258	77,069
Prosperity Bancshares, Inc.	1,154	76,337
FirstMerit Corp.	3,175	66,135
Highwoods Properties, Inc.	1,717	65,951
RLJ Lodging Trust	2,373	63,453
LaSalle Hotel Properties	1,986	62,182
Stifel Financial Corp.*	1,216	60,508
Hancock Holding Co.	1,626	59,593
Prospect Capital Corp.	5,334	57,606
Portfolio Recovery Associates, Inc.*	967	55,951
First American Financial Corp.	2,069	54,933
Webster Financial Corp.	1,724	53,547
MGIC Investment Corp.*	6,210	52,908
EPR Properties	987	52,696
Primerica, Inc.	1,089	51,303
Texas Capital Bancshares, Inc.*	780	50,653
Radian Group, Inc.	3,308	49,718
Sunstone Hotel Investors, Inc.	3,496	48,000
Financial Engines, Inc.	938	47,631
BancorpSouth, Inc.	1,827	45,602
Healthcare Realty Trust, Inc.	1,834	44,292
Geo Group, Inc.	1,370	44,169
Sovran Self Storage, Inc.	601	44,143
UMB Financial Corp.	681	44,061
DiamondRock Hospitality Co.	3,746	44,016
DCT Industrial Trust, Inc.	5,567	43,869
CubeSmart	2,549	43,741
Invesco Mortgage Capital, Inc.	2,589	42,641
MarketAxess Holdings, Inc.	716	42,401
American Realty Capital Properties, Inc.	2,950	41,358
Bank of the Ozarks, Inc.	598	40,700
Susquehanna Bancshares, Inc.	3,568	40,640
Umpqua Holdings Corp.	2,143	39,946
FNB Corp.	2,981	39,945
Glacier Bancorp, Inc.	1,374	39,942
Pebblebrook Hotel Trust	1,181	39,882
First Industrial Realty Trust, Inc.	2,059	39,780
IBERIABANK Corp.	565	39,635
Medical Properties Trust, Inc.	3,097	39,611
Cathay General Bancorp	1,513	38,112
United Bankshares, Inc.	1,240	37,969
PrivateBancorp, Inc. — Class A	1,243	37,924
First Financial Bankshares, Inc.	608	37,568
Lexington Realty Trust	3,437	37,497
Cousins Properties, Inc.	3,222	36,956
EastGroup Properties, Inc.	575	36,173
RLI Corp.	814	36,012
Apollo Investment Corp.	4,306	35,782
Capitol Federal Financial, Inc.	2,850	35,767
Ryman Hospitality Properties, Inc.	840	35,717
Strategic Hotels & Resorts, Inc.*	3,470	35,359
Chambers Street Properties	4,530	35,198
Alexander & Baldwin, Inc.	823	35,027
Western Alliance Bancorporation*	1,414	34,784
Wintrust Financial Corp.	707	34,403
Altisource Residential Corp.	1,080	34,085
National Health Investors, Inc.	555	33,555
Evercore Partners, Inc. — Class A	607	33,537
Platinum Underwriters Holdings Ltd.	557	33,476
Trustmark Corp.	1,283	32,524
MB Financial, Inc.	1,047	32,415
PennyMac Mortgage Investment Trust	1,354	32,361
Colony Financial, Inc.	1,464	32,135
Redwood Trust, Inc.	1,577	31,982
New Residential Investment Corp.	4,840	31,315
PacWest Bancorp	725	31,182
Janus Capital Group, Inc.	2,857	31,055
Sun Communities, Inc.	688	31,021
Symetra Financial Corp.	1,563	30,979
PS Business Parks, Inc.	370	30,939
Washington Real Estate Investment Trust	1,277	30,495
EverBank Financial Corp.	1,541	30,404
Potlatch Corp.	779	30,140
Home BancShares, Inc.	870	29,945
Community Bank System, Inc.	767	29,928
ARMOUR Residential REIT, Inc.	7,166	29,524
Home Loan Servicing Solutions Ltd.	1,358	29,333
First Financial Holdings, Inc.	465	29,118
American Equity Investment Life Holding Co.	1,226	28,958
Old National Bancorp	1,938	28,896
DuPont Fabros Technology, Inc.	1,196	28,788
First Cash Financial Services, Inc.*	563	28,409
PHH Corp.*	1,094	28,269
Hilltop Holdings, Inc.*	1,186	28,215
Westamerica Bancorporation	518	28,013
Greenhill & Company, Inc.	538	27,965
CVB Financial Corp.	1,757	27,936
Acadia Realty Trust	1,057	27,883
Kennedy-Wilson Holdings, Inc.	1,236	27,822
Columbia Banking System, Inc.	974	27,778
Glimcher Realty Trust	2,765	27,732
CYS Investments, Inc.	3,345	27,630
Ambac Financial Group, Inc.*	862	26,748
Investors Bancorp, Inc.	963	26,617
Government Properties Income Trust	1,047	26,384
Northwest Bancshares, Inc.	1,792	26,163
BBCN Bancorp, Inc.	1,516	25,984
Equity One, Inc.	1,152	25,736
International Bancshares Corp.	1,019	25,557
Pinnacle Financial Partners, Inc.	674	25,268
LTC Properties, Inc.	670	25,212
WisdomTree Investments, Inc.*	1,920	25,189
Montpelier Re Holdings Ltd.	846	25,177
Selective Insurance Group, Inc.	1,062	24,766
Fifth Street Finance Corp.	2,614	24,727
Main Street Capital Corp.	752	24,710
Enstar Group Ltd.*	181	24,672
First Midwest Bancorp, Inc.	1,435	24,510
iStar Financial, Inc.*	1,627	24,015
Chesapeake Lodging Trust	933	24,006

64 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Argo Group International Holdings Ltd.	523	$24,006
National Penn Bancshares, Inc.	2,245	23,460
Pennsylvania Real Estate Investment Trust	1,297	23,411
Astoria Financial Corp.	1,687	23,314
Capstead Mortgage Corp.	1,834	23,218
Virtus Investment Partners, Inc.*	133	23,032
Hersha Hospitality Trust — Class A	3,878	22,609
AmTrust Financial Services, Inc.	595	22,378
Hudson Pacific Properties, Inc.	963	22,216
ViewPoint Financial Group, Inc.	767	22,128
Horace Mann Educators Corp.	763	22,127
American Assets Trust, Inc.	648	21,864
Encore Capital Group, Inc.*	474	21,662
Franklin Street Properties Corp.	1,719	21,659
Sterling Financial Corp.	649	21,631
Education Realty Trust, Inc.	2,184	21,556
FelCor Lodging Trust, Inc.	2,374	21,461
Cash America International, Inc.	549	21,257
HFF, Inc. — Class A	631	21,207
Walter Investment Management Corp.*	708	21,120
Provident Financial Services, Inc.	1,138	20,905
Ramco-Gershenson Properties Trust	1,278	20,831
Parkway Properties, Inc.	1,131	20,641
NBT Bancorp, Inc.	842	20,595
Boston Private Financial Holdings, Inc.	1,521	20,579
Union First Market Bankshares Corp.	809	20,565
Retail Opportunity Investments Corp.	1,375	20,543
Sterling Bancorp	1,599	20,243
First Financial Bancorp	1,110	19,958
Sabra Health Care REIT, Inc.	715	19,941
Credit Acceptance Corp.*	140	19,901
BofI Holding, Inc.*	230	19,723
STAG Industrial, Inc.	800	19,280
American Capital Mortgage Investment Corp.	1,011	18,976
Solar Capital Ltd.	865	18,840
Associated Estates Realty Corp.	1,100	18,634
Chemical Financial Corp.	562	18,237
Independent Bank Corp.	456	17,953
Nelnet, Inc. — Class A	437	17,873
Greenlight Capital Re Ltd. — Class A*	539	17,679
eHealth, Inc.*	348	17,679
National Bank Holdings Corp. — Class A	870	17,461
Investors Real Estate Trust	1,928	17,313
Inland Real Estate Corp.	1,630	17,197
Renasant Corp.	587	17,052
First Commonwealth Financial Corp.	1,875	16,950
Park National Corp.	220	16,916
Hercules Technology Growth Capital, Inc.	1,175	16,532
KCG Holdings, Inc. — Class A*	1,364	16,273
United Community Banks, Inc.*	823	15,974
BGC Partners, Inc. — Class A	2,432	15,905
WesBanco, Inc.	497	15,820
AMERISAFE, Inc.	355	15,588
Eagle Bancorp, Inc.*	428	15,451
Banner Corp.	372	15,330
Infinity Property & Casualty Corp.	225	15,217
Alexander's, Inc.	42	15,162
OFG Bancorp	870	14,955
Kite Realty Group Trust	2,489	14,934
ICG Group, Inc.*	731	14,927
Banco Latinoamericano de Comercio Exterior S.A. — Class E	559	14,763
First Potomac Realty Trust	1,125	14,535
Wilshire Bancorp, Inc.	1,301	14,441
Stewart Information Services Corp.	411	14,438
First Merchants Corp.	666	14,412
Investment Technology Group, Inc.*	712	14,382
Northfield Bancorp, Inc.	1,115	14,339
Summit Hotel Properties, Inc.	1,531	14,208
Cohen & Steers, Inc.	356	14,187
PennantPark Investment Corp.	1,273	14,067
Piper Jaffray Cos.*	307	14,061
Hanmi Financial Corp.	602	14,027
Anworth Mortgage Asset Corp.	2,768	13,729
Triangle Capital Corp.	529	13,696
Oritani Financial Corp.	864	13,660
Tompkins Financial Corp.	279	13,660
City Holding Co.	304	13,637
Resource Capital Corp.	2,435	13,563
S&T Bancorp, Inc.	569	13,485
Safety Insurance Group, Inc.	249	13,409
Ashford Hospitality Trust, Inc.	1,176	13,254
RAIT Financial Trust	1,553	13,185
BlackRock Kelso Capital Corp.	1,415	12,976
Golub Capital BDC, Inc.	716	12,773
Lakeland Financial Corp.	317	12,750
Select Income REIT	421	12,744
TrustCo Bank Corp. NY	1,803	12,693
Brookline Bancorp, Inc.	1,346	12,679
World Acceptance Corp.*	167	12,538
New Mountain Finance Corp.	861	12,528
Flushing Financial Corp.	591	12,452
Berkshire Hills Bancorp, Inc.	481	12,448
CoreSite Realty Corp.	394	12,214
Employers Holdings, Inc.	594	12,017
Navigators Group, Inc.*	195	11,971
Sandy Spring Bancorp, Inc.	476	11,890
Forestar Group, Inc.*	668	11,891
Maiden Holdings Ltd.	951	11,868
United Fire Group, Inc.	390	11,837
Bancorp, Inc.*	629	11,831
Simmons First National Corp. — Class A	315	11,740
Apollo Commercial Real Estate Finance, Inc.	701	11,658
Excel Trust, Inc.	915	11,602
PICO Holdings, Inc.*	433	11,254
Capital Bank Financial Corp. — Class A*	447	11,224
TCP Capital Corp.	678	11,221
Ameris Bancorp*	481	11,207
New York Mortgage Trust, Inc.	1,438	11,188
Community Trust Bancorp, Inc.	267	11,075
WSFS Financial Corp.	154	11,000
Cardinal Financial Corp.	614	10,948
State Bank Financial Corp.	611	10,809

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

National Western Life Insurance Co. — Class A	44	$10,758
Campus Crest Communities, Inc.	1,239	10,755
Southside Bancshares, Inc.	342	10,732
EZCORP, Inc. — Class A*	977	10,542
Washington Trust Bancorp, Inc.	281	10,529
FXCM, Inc. — Class A	705	10,413
Medley Capital Corp.	764	10,398
Dime Community Bancshares, Inc.	606	10,290
Chatham Lodging Trust	502	10,150
Apollo Residential Mortgage, Inc.	610	9,900
Urstadt Biddle Properties, Inc. — Class A	477	9,855
TICC Capital Corp.	1,001	9,790
Universal Health Realty Income Trust	230	9,715
Green Dot Corp. — Class A*	490	9,570
First Interstate Bancsystem, Inc. — Class A	338	9,538
AG Mortgage Investment Trust, Inc.	538	9,420
Dynex Capital, Inc.	1,051	9,406
Getty Realty Corp.	494	9,332
1st Source Corp.	287	9,210
Terreno Realty Corp.	480	9,077
Safeguard Scientifics, Inc.*	406	9,005
THL Credit, Inc.	649	8,956
GAMCO Investors, Inc. — Class A	115	8,930
Tejon Ranch Co.*	263	8,897
Capital Southwest Corp.	254	8,819
Agree Realty Corp.	288	8,758
Rouse Properties, Inc.	495	8,534
Central Pacific Financial Corp.	421	8,504
Flagstar Bancorp, Inc.*	381	8,466
Cedar Realty Trust, Inc.	1,381	8,438
SY Bancorp, Inc.	263	8,321
Monmouth Real Estate Investment Corp. — Class A	871	8,309
Cowen Group, Inc. — Class A*	1,865	8,225
Westwood Holdings Group, Inc.	130	8,150
First Busey Corp.	1,392	8,074
Customers Bancorp, Inc.*	386	8,056
Beneficial Mutual Bancorp, Inc.*	608	8,020
Taylor Capital Group, Inc.*	335	8,013
Arlington Asset Investment Corp. — Class A	302	7,997
Trico Bancshares	307	7,961
BancFirst Corp.	138	7,815
CoBiz Financial, Inc.	678	7,811
TowneBank	503	7,802
Third Point Reinsurance Ltd.*	490	7,767
Heartland Financial USA, Inc.	287	7,746
CyrusOne, Inc.	371	7,728
Lakeland Bancorp, Inc.	686	7,718
Diamond Hill Investment Group, Inc.	58	7,624
First BanCorp*	1,376	7,485
Bryn Mawr Bank Corp.	260	7,470
Enterprise Financial Services Corp.	371	7,446
FBL Financial Group, Inc. — Class A	170	7,364
First Financial Corp.	218	7,342
Western Asset Mortgage Capital Corp.	464	7,257
Winthrop Realty Trust	617	7,151
First Bancorp	373	7,087
German American Bancorp, Inc.	244	7,049
NewStar Financial, Inc.*	506	7,013
Saul Centers, Inc.	147	6,962
United Financial Bancorp, Inc.	377	6,933
DFC Global Corp.*	779	6,879
Rockville Financial, Inc.	495	6,727
HCI Group, Inc.	184	6,698
OneBeacon Insurance Group Ltd. — Class A	431	6,663
Southwest Bancorp, Inc.	374	6,605
MainSource Financial Group, Inc.	385	6,584
Federal Agricultural Mortgage Corp. — Class C	195	6,484
Univest Corporation of Pennsylvania	315	6,464
HomeTrust Bancshares, Inc.*	402	6,344
Universal Insurance Holdings, Inc.	498	6,325
Centerstate Banks, Inc.	571	6,235
AmREIT, Inc. — Class B	376	6,230
State Auto Financial Corp.	290	6,180
First of Long Island Corp.	152	6,173
Citizens, Inc.*	827	6,120
BNC Bancorp	350	6,066
Financial Institutions, Inc.	262	6,031
Hudson Valley Holding Corp.	315	6,001
Ladenburg Thalmann Financial Services, Inc.*	1,970	5,949
Yadkin Financial Corp.*	276	5,909
Phoenix Companies, Inc.*	114	5,900
Camden National Corp.	143	5,892
Whitestone REIT — Class B	408	5,892
Gramercy Property Trust, Inc.	1,140	5,882
Great Southern Bancorp, Inc.	195	5,856
MVC Capital, Inc.	432	5,854
Bridge Bancorp, Inc.	218	5,823
Preferred Bank/Los Angeles CA*	224	5,815
Metro Bancorp, Inc.*	270	5,708
Park Sterling Corp.	858	5,706
Bank Mutual Corp.	890	5,643
Meadowbrook Insurance Group, Inc.	956	5,573
Crawford & Co. — Class B	501	5,466
Ares Commercial Real Estate Corp.	406	5,444
Medallion Financial Corp.	405	5,350
Arrow Financial Corp.	202	5,341
Aviv REIT, Inc.	216	5,281
First Community Bancshares, Inc.	321	5,252
Washington Banking Co.	293	5,210
First Defiance Financial Corp.	192	5,207
Pacific Premier Bancorp, Inc.*	322	5,197
Oppenheimer Holdings, Inc. — Class A	185	5,189
MCG Capital Corp.	1,364	5,170
Walker & Dunlop, Inc.*	314	5,134
Gladstone Commercial Corp.	296	5,133
Peoples Bancorp, Inc.	207	5,119
Fidus Investment Corp.	265	5,117
Physicians Realty Trust	367	5,109
First Connecticut Bancorp, Inc.	325	5,090

66 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

International. FCStone, Inc.*	267	$5,022
Suffolk Bancorp*	224	4,995
OmniAmerican Bancorp, Inc.	218	4,968
Meta Financial Group, Inc.	110	4,934
Calamos Asset Management, Inc. — Class A	378	4,888
Ashford Hospitality Prime, Inc.	322	4,869
One Liberty Properties, Inc.	227	4,840
CNB Financial Corp.	273	4,827
Heritage Financial Corp.	285	4,822
National Bankshares, Inc.	132	4,819
Bank of Marin Bancorp	107	4,817
HomeStreet, Inc.	245	4,790
American Residential Properties, Inc.*	265	4,765
Charter Financial Corp.	439	4,746
GFI Group, Inc.	1,334	4,736
Pacific Continental Corp.	340	4,678
KCAP Financial, Inc.	539	4,668
Citizens & Northern Corp.	235	4,632
OceanFirst Financial Corp.	261	4,617
Rexford Industrial Realty, Inc.	324	4,594
Bank of Kentucky Financial Corp.	122	4,580
Baldwin & Lyons, Inc. — Class B	174	4,574
Bridge Capital Holdings*	188	4,467
Independent Bank Group, Inc.	76	4,465
Silver Bay Realty Trust Corp.	287	4,454
Manning & Napier, Inc. — Class A	262	4,394
Consolidated-Tomoka Land Co.	109	4,391
1st United Bancorp, Inc.	572	4,382
Penns Woods Bancorp, Inc.	89	4,341
Center Bancorp, Inc.	228	4,332
FBR & Co.*	167	4,314
Territorial Bancorp, Inc.	199	4,298
Republic Bancorp, Inc. — Class A	190	4,294
Global Indemnity plc — Class A*	163	4,293
Home Federal Bancorp, Inc.	275	4,279
Gladstone Investment Corp.	506	4,185
West Bancorporation, Inc.	273	4,147
SWS Group, Inc.*	554	4,144
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	286	4,104
Gladstone Capital Corp.	406	4,092
BankFinancial Corp.	408	4,072
Kearny Financial Corp.*	275	4,065
Franklin Financial Corp.*	206	4,029
PennyMac Financial Services, Inc. — Class A*	240	3,994
Fox Chase Bancorp, Inc.	237	3,993
Guaranty Bancorp	280	3,990
Ames National Corp.	181	3,989
Meridian Interstate Bancorp, Inc.*	156	3,989
Fidelity Southern Corp.	281	3,926
PennantPark Floating Rate Capital Ltd.	280	3,870
Seacoast Banking Corporation of Florida*	350	3,850
Banc of California, Inc.	312	3,828
Firsthand Technology Value Fund, Inc.	178	3,800
GSV Capital Corp.*	374	3,792
Tree.com, Inc.*	121	3,756
United Community Financial Corp.*	950	3,724
Peapack Gladstone Financial Corp.	168	3,696
Solar Senior Capital Ltd.	216	3,696
Sierra Bancorp	232	3,693
Horizon Bancorp	165	3,676
Armada Hoffler Properties, Inc.	365	3,665
Merchants Bancshares, Inc.	109	3,554
Kansas City Life Insurance Co.	73	3,519
American National Bankshares, Inc.	148	3,481
NewBridge Bancorp*	481	3,434
Mercantile Bank Corp.	166	3,423
Stellus Capital Investment Corp.	235	3,379
CU Bancorp*	182	3,349
National Interstate Corp.	124	3,324
Marlin Business Services Corp.	158	3,288
ESB Financial Corp.	248	3,241
Heritage Commerce Corp.	402	3,240
AV Homes, Inc.*	179	3,238
MidWestOne Financial Group, Inc.	128	3,231
Capital City Bank Group, Inc.	241	3,200
Farmers Capital Bank Corp.*	140	3,144
Northrim BanCorp, Inc.	121	3,108
Heritage Oaks Bancorp*	383	3,095
JAVELIN Mortgage Investment Corp.	230	3,084
UMH Properties, Inc.	315	3,081
Nicholas Financial, Inc.	195	3,067
Tower Group International Ltd.	1,102	2,975
First Financial Northwest, Inc.	293	2,974
First Bancorp, Inc.	182	2,967
EMC Insurance Group, Inc.	82	2,913
Bar Harbor Bankshares	75	2,876
First NBC Bank Holding Co.*	80	2,789
Provident Financial Holdings, Inc.	177	2,729
Enterprise Bancorp, Inc.	134	2,726
NGP Capital Resources Co.	401	2,711
BBX Capital Corp. — Class A*	136	2,645
First Security Group, Inc.*	1,271	2,644
Regional Management Corp.*	106	2,614
Sun Bancorp, Inc.*	772	2,594
MidSouth Bancorp, Inc.	154	2,592
Intervest Bancshares Corp. — Class A*	346	2,578
Westfield Financial, Inc.	344	2,563
Home Bancorp, Inc.*	120	2,519
Pzena Investment Management, Inc. — Class A	213	2,507
LCNB Corp.	144	2,491
Consumer Portfolio Services, Inc.*	350	2,394
Gain Capital Holdings, Inc.	213	2,303
Access National Corp.	141	2,286
Macatawa Bank Corp.	450	2,268
Hallmark Financial Services, Inc.*	272	2,260
CommunityOne Bancorp*	197	2,210
Century Bancorp, Inc. — Class A	64	2,183
JMP Group, Inc.	305	2,169
NASB Financial, Inc.	84	2,117
Independence Holding Co.	155	2,080
Donegal Group, Inc. — Class A	140	2,041

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Resource America, Inc. — Class A	237	$2,031
Ellington Residential Mortgage REIT	120	2,030
Investors Title Co.	26	1,973
Horizon Technology Finance Corp.	154	1,927
Imperial Holdings, Inc.*	335	1,926
C&F Financial Corp.	58	1,922
Clifton Bancorp, Inc.	163	1,910
Chemung Financial Corp.	70	1,898
Silvercrest Asset Management Group, Inc. — Class A	102	1,866
Tristate Capital Holdings, Inc.*	130	1,847
WhiteHorse Finance, Inc.	130	1,829
ESSA Bancorp, Inc.	168	1,826
Middleburg Financial Corp.	102	1,796
ZAIS Financial Corp.	106	1,766
Hingham Institution for Savings	22	1,727
VantageSouth Bancshares, Inc.*	235	1,652
Waterstone Financial, Inc.*	158	1,642
Garrison Capital, Inc.	115	1,625
RCS Capital Corp. — Class A	39	1,518
Empire State Realty Trust, Inc. — Class A	100	1,511
ConnectOne Bancorp, Inc.*	29	1,420
Palmetto Bancshares, Inc.*	89	1,254
First Marblehead Corp.*	176	1,063
CIFC Corp.	128	1,042
Doral Financial Corp.*	120	1,042
Hampton Roads Bankshares, Inc.*	650	1,034
Health Insurance Innovations, Inc. — Class A*	89	920
Fortegra Financial Corp.*	119	837
Springleaf Holdings, Inc.*	30	755
Essent Group Ltd.*	30	674
Cascade Bancorp*	117	655
California First National Bancorp	42	645
RE/MAX Holdings, Inc. — Class A*	20	577
QTS Realty Trust, Inc. — Class A	20	502
First Federal Bancshares of Arkansas, Inc.*	52	477
Capitala Finance Corp.	10	193
Marcus & Millichap, Inc.*	10	178
Blue Capital Reinsurance Holdings Ltd.*	10	174
Stonegate Mortgage Corp.*	10	149
Total Financials		7,267,487

INFORMATION TECHNOLOGY - 7.6%
CoStar Group, Inc.*	544	101,587
SunEdison, Inc.*	5,101	96,102
FEI Co.	795	81,900
PTC, Inc.*	2,293	81,242
Aspen Technology, Inc.*	1,791	75,868
Ultimate Software Group, Inc.*	531	72,748
WEX, Inc.*	741	70,433
ARRIS Group, Inc.*	2,234	62,955
MAXIMUS, Inc.	1,312	58,856
Belden, Inc.	841	58,534
CommVault Systems, Inc.*	888	57,675
Cognex Corp.*	1,659	56,174
Anixter International, Inc.	521	52,892
ViaSat, Inc.*	761	52,539
Manhattan Associates, Inc.*	1,492	52,265
Tyler Technologies, Inc.*	602	50,375
Acxiom Corp.*	1,411	48,531
Yelp, Inc. — Class A*	624	48,004
Verint Systems, Inc.*	1,012	47,493
Finisar Corp.*	1,791	47,479
Guidewire Software, Inc.*	933	45,764
ACI Worldwide, Inc.*	767	45,399
Microsemi Corp.*	1,777	44,477
SS&C Technologies Holdings, Inc.*	1,111	44,462
Qlik Technologies, Inc.*	1,665	44,272
Ciena Corp.*	1,945	44,229
Convergys Corp.	2,012	44,083
j2 Global, Inc.	878	43,944
GT Advanced Technologies, Inc.*,1	2,571	43,835
Cavium, Inc.*	985	43,073
RF Micro Devices, Inc.*	5,386	42,442
TriQuint Semiconductor, Inc.*	3,121	41,790
Dealertrack Technologies, Inc.*	837	41,172
Aruba Networks, Inc.*	2,182	40,913
Mentor Graphics Corp.	1,822	40,120
Euronet Worldwide, Inc.*	958	39,843
Zillow, Inc. — Class A*,1	449	39,557
Littelfuse, Inc.	421	39,422
Electronics for Imaging, Inc.*	890	38,545
Hittite Microwave Corp.	608	38,328
Fair Isaac Corp.	682	37,728
Synaptics, Inc.*	625	37,513
Cornerstone OnDemand, Inc.*	773	37,004
Plantronics, Inc.	828	36,805
Power Integrations, Inc.	555	36,508
International Rectifier Corp.*	1,330	36,442
Sapient Corp.*	2,113	36,048
Conversant, Inc.*	1,278	35,976
Take-Two Interactive Software, Inc.*	1,551	34,013
Cardtronics, Inc.*	861	33,450
OpenTable, Inc.*	434	33,388
Semtech Corp.*	1,288	32,638
CACI International, Inc. — Class A*	441	32,546
Entegris, Inc.*	2,668	32,309
TiVo, Inc.*	2,425	32,083
Intersil Corp. — Class A	2,430	31,396
Veeco Instruments, Inc.*	747	31,322
Vistaprint N.V.*	629	30,959
SYNNEX Corp.*	510	30,911
Integrated Device Technology, Inc.*	2,525	30,881
Coherent, Inc.*	470	30,715
MKS Instruments, Inc.	1,017	30,398
PMC-Sierra, Inc.*	3,910	29,755
Heartland Payment Systems, Inc.	700	29,015
Cypress Semiconductor Corp.	2,820	28,961
Cray, Inc.*	761	28,401
ADTRAN, Inc.	1,138	27,779
Sanmina Corp.*	1,580	27,571
Blackbaud, Inc.	871	27,262
Web.com Group, Inc.*	801	27,258

68 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Monolithic Power Systems, Inc.*	700	$27,139
Itron, Inc.*	760	27,010
Syntel, Inc.*	292	26,251
NetScout Systems, Inc.*	697	26,193
InterDigital, Inc.	789	26,124
Plexus Corp.*	651	26,086
Unisys Corp.*	843	25,678
InvenSense, Inc. — Class A*	1,083	25,635
Bottomline Technologies de, Inc.*	727	25,554
SunPower Corp. — Class A*	789	25,453
NETGEAR, Inc.*	740	24,960
Universal Display Corp.*	771	24,603
Cirrus Logic, Inc.*	1,210	24,043
NIC, Inc.	1,243	24,002
Tessera Technologies, Inc.	1,006	23,772
Benchmark Electronics, Inc.*	1,043	23,624
Rambus, Inc.*	2,135	22,951
OSI Systems, Inc.*	380	22,747
WebMD Health Corp. — Class A*	549	22,729
Demandware, Inc.*	354	22,677
comScore, Inc.*	684	22,428
Monotype Imaging Holdings, Inc.	734	22,123
Interactive Intelligence Group, Inc.*	302	21,895
QLogic Corp.*	1,705	21,739
Imperva, Inc.*	390	21,723
Progress Software Corp.*	996	21,713
Methode Electronics, Inc.	708	21,707
ScanSource, Inc.*	531	21,649
LogMeIn, Inc.*	468	21,009
iGATE Corp.*	666	21,006
Insight Enterprises, Inc.*	828	20,791
MTS Systems Corp.	302	20,684
ATMI, Inc.*	608	20,678
Rogers Corp.*	329	20,536
Infoblox, Inc.*	1,014	20,341
Infinera Corp.*	2,223	20,185
Measurement Specialties, Inc.*	294	19,948
Cabot Microelectronics Corp.*	446	19,624
MicroStrategy, Inc. — Class A*	170	19,616
ExlService Holdings, Inc.*	625	19,319
Synchronoss Technologies, Inc.*	562	19,271
SPS Commerce, Inc.*	304	18,681
CalAmp Corp.*	668	18,617
Advanced Energy Industries, Inc.*	749	18,351
Advent Software, Inc.	623	18,291
OmniVision Technologies, Inc.*	1,029	18,213
Diodes, Inc.*	689	17,997
Trulia, Inc.*	531	17,629
Envestnet, Inc.*	432	17,358
Lattice Semiconductor Corp.*	2,214	17,358
FARO Technologies, Inc.*	323	17,119
CSG Systems International, Inc.	651	16,952
Fusion-io, Inc.*	1,565	16,464
Proofpoint, Inc.*	440	16,315
RealPage, Inc.*	888	16,126
Spansion, Inc. — Class A*	907	15,800
Ultratech, Inc.*	533	15,558
Newport Corp.*	748	15,469
Blucora, Inc.*	785	15,457
Badger Meter, Inc.	276	15,208
II-VI, Inc.*	982	15,152
Bankrate, Inc.*	889	15,060
Monster Worldwide, Inc.*	2,006	15,005
Sykes Enterprises, Inc.*	753	14,962
Comverse, Inc.*	425	14,697
Virtusa Corp.*	436	14,610
Ellie Mae, Inc.*	503	14,507
Constant Contact, Inc.*	591	14,456
BroadSoft, Inc.*	534	14,274
Brooks Automation, Inc.	1,277	13,958
Sonus Networks, Inc.*	4,134	13,932
Harmonic, Inc.*	1,945	13,887
Applied Micro Circuits Corp.*	1,398	13,840
EVERTEC, Inc.	560	13,832
EPAM Systems, Inc.*	416	13,686
Ixia*	1,086	13,575
CTS Corp.	646	13,488
ManTech International Corp. — Class A	456	13,411
PROS Holdings, Inc.*	425	13,392
Accelrys, Inc.*	1,070	13,332
Rofin-Sinar Technologies, Inc.*	537	12,867
LivePerson, Inc.*	1,054	12,722
Liquidity Services, Inc.*	476	12,400
Park Electrochemical Corp.	402	12,008
Pegasystems, Inc.	337	11,903
SciQuest, Inc.*	431	11,643
Perficient, Inc.*	638	11,561
VirnetX Holding Corp.*,1	808	11,457
Emulex Corp.*	1,536	11,351
Fabrinet*	546	11,340
Digital River, Inc.*	643	11,207
FleetMatics Group plc*	335	11,206
Tangoe, Inc.*	598	11,117
Ubiquiti Networks, Inc.*	243	11,049
Ruckus Wireless, Inc.*	887	10,786
Super Micro Computer, Inc.*	607	10,544
Checkpoint Systems, Inc.*	782	10,494
Extreme Networks, Inc.*	1,780	10,324
Silicon Image, Inc.*	1,482	10,226
Comtech Telecommunications Corp.	320	10,195
Shutterstock, Inc.*	140	10,165
Ebix, Inc.	591	10,088
Cass Information Systems, Inc.	195	10,054
Daktronics, Inc.	695	10,001
Photronics, Inc.*	1,165	9,937
Angie's List, Inc.*	813	9,902
Micrel, Inc.	889	9,850
ServiceSource International, Inc.*	1,165	9,833
ShoreTel, Inc.*	1,128	9,701
Callidus Software, Inc.*	770	9,640
AVG Technologies N.V.*	459	9,621
Ambarella, Inc.*	355	9,482
TeleTech Holdings, Inc.*	379	9,289
Amkor Technology, Inc.*	1,342	9,206

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Move, Inc.*	767	$8,867
Exar Corp.*	738	8,819
PDF Solutions, Inc.*	483	8,776
Global Cash Access Holdings, Inc.*	1,270	8,712
Forrester Research, Inc.	241	8,640
RealD, Inc.*	772	8,623
TTM Technologies, Inc.*	1,008	8,518
Global Eagle Entertainment, Inc.*	539	8,505
Stamps.com, Inc.*	253	8,491
Integrated Silicon Solution, Inc.*	539	8,381
Epiq Systems, Inc.	606	8,260
Mercury Systems, Inc.*	624	8,243
Parkervision, Inc.*	1,690	8,112
LTX-Credence Corp.*	908	8,090
Inphi Corp.*	497	7,997
Silicon Graphics International Corp.*	648	7,957
Nanometrics, Inc.*	442	7,943
GSI Group, Inc.*	584	7,627
Black Box Corp.	310	7,545
Intralinks Holdings, Inc.*	732	7,488
Lionbridge Technologies, Inc.*	1,116	7,488
Ceva, Inc.*	420	7,375
E2open, Inc.*	312	7,354
Maxwell Technologies, Inc.*	563	7,274
Internap Network Services Corp.*	1,027	7,271
MoneyGram International, Inc.*	410	7,237
Rudolph Technologies, Inc.*	626	7,143
EarthLink Holdings Corp.	1,973	7,123
Qualys, Inc.*	280	7,120
Entropic Communications, Inc.*	1,718	7,027
DTS, Inc.*	345	6,817
Bazaarvoice, Inc.*	921	6,723
Oplink Communications, Inc.*	369	6,627
FormFactor, Inc.*	1,030	6,582
Seachange International, Inc.*	628	6,556
CIBER, Inc.*	1,428	6,540
Calix, Inc.*	767	6,466
Electro Rent Corp.	360	6,332
Supertex, Inc.*	184	6,068
Jive Software, Inc.*	757	6,064
Ultra Clean Holdings, Inc.*	457	6,010
Glu Mobile, Inc.*	1,229	5,825
Immersion Corp.*	538	5,676
Dice Holdings, Inc.*	736	5,491
Actuate Corp.*	902	5,430
Brightcove, Inc.*	540	5,308
PLX Technology, Inc.*	876	5,300
IXYS Corp.	466	5,289
Blackhawk Network Holdings, Inc.*	216	5,268
XO Group, Inc.*	513	5,202
Datalink Corp.*	371	5,168
Cohu, Inc.	475	5,102
NVE Corp.*	89	5,077
Computer Task Group, Inc.	296	5,029
Digi International, Inc.*	495	5,024
KEMET Corp.*	863	5,014
Quantum Corp.*	4,068	4,963
Zix Corp.*	1,182	4,893
Kopin Corp.*	1,272	4,808
Zygo Corp.*	314	4,770
Vocus, Inc.*	356	4,745
Millennial Media, Inc.*	680	4,706
American Software, Inc. — Class A	461	4,688
Marchex, Inc. — Class B	436	4,582
Rubicon Technology, Inc.*	404	4,561
Gigamon, Inc.*	150	4,559
Electro Scientific Industries, Inc.	457	4,501
Vringo, Inc.*	1,287	4,466
Axcelis Technologies, Inc.*	2,073	4,457
MaxLinear, Inc. — Class A*	470	4,456
ChannelAdvisor Corp.*	118	4,453
Marketo, Inc.*	136	4,443
Higher One Holdings, Inc.*	602	4,352
Gogo, Inc.*	211	4,334
Cvent, Inc.*	119	4,302
Bel Fuse, Inc. — Class B	194	4,249
VASCO Data Security International, Inc.*	553	4,170
Mesa Laboratories, Inc.	46	4,152
M/A-COM Technology Solutions Holdings, Inc.*	200	4,110
Procera Networks, Inc.*	395	4,104
Vishay Precision Group, Inc.*	236	4,102
Unwired Planet, Inc.*	1,887	4,095
MoSys, Inc.*	900	4,086
ePlus, Inc.*	73	4,070
QuinStreet, Inc.*	602	3,997
Tessco Technologies, Inc.	106	3,960
KVH Industries, Inc.*	293	3,856
PRGX Global, Inc.*	555	3,846
Imation Corp.*	646	3,727
Agilysys, Inc.*	272	3,645
Digimarc Corp.	115	3,611
Guidance Software, Inc.*	323	3,572
PC Connection, Inc.	175	3,556
Travelzoo, Inc.*	150	3,435
Pericom Semiconductor Corp.*	438	3,430
Demand Media, Inc.*	690	3,347
DSP Group, Inc.*	376	3,249
RealNetworks, Inc.*	427	3,237
Alliance Fiber Optic Products, Inc.	220	3,183
Speed Commerce, Inc.*	860	3,130
Westell Technologies, Inc. — Class A*	848	3,129
PC-Telephone, Inc.	358	3,125
Xoom Corp.*	160	3,123
Aeroflex Holding Corp.*	371	3,083
Peregrine Semiconductor Corp.*	509	3,079
NeoPhotonics Corp.*	386	3,061
Sapiens International Corporation N.V.*	374	3,033
Luxoft Holding, Inc.*	86	3,016
ModusLink Global Solutions, Inc.*	706	2,986
Numerex Corp. — Class A*	272	2,973
Neonode, Inc.*	520	2,959
Hackett Group, Inc.	493	2,948
United Online, Inc.	254	2,936

70 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Reis, Inc.*	160	$2,888
Sigma Designs, Inc.*	589	2,804
ANADIGICS, Inc.*	1,578	2,683
GSI Technology, Inc.*	388	2,681
Textura Corp.*	102	2,571
support.com, Inc.*	1,007	2,568
Rosetta Stone, Inc.*	225	2,525
Alpha & Omega Semiconductor Ltd.*	336	2,473
Carbonite, Inc.*	233	2,374
QAD, Inc. — Class A	116	2,370
Audience, Inc.*	188	2,350
Richardson Electronics Ltd.	214	2,303
Planet Payment, Inc.*	816	2,236
Limelight Networks, Inc.*	1,023	2,230
Multi-Fineline Electronix, Inc.*	167	2,138
TeleCommunication Systems, Inc. — Class A*	910	2,093
Telenav, Inc.*	342	2,038
Silver Spring Networks, Inc.*	113	1,964
Control4 Corp.*	91	1,930
Marin Software, Inc.*	178	1,881
Aviat Networks, Inc.*	1,169	1,859
Mitek Systems, Inc.*	476	1,842
Spark Networks, Inc.*	341	1,783
eGain Corp.*	250	1,765
Rally Software Development Corp.*	130	1,739
Model N, Inc.*	160	1,618
Radisys Corp.*	442	1,587
TechTarget, Inc.*	220	1,586
Uni-Pixel, Inc.*	190	1,455
Hutchinson Technology, Inc.*	446	1,262
Intermolecular, Inc.*	331	927
Viasystems Group, Inc.*	70	876
YuMe, Inc.*	106	775
Cyan, Inc.*	150	641
Tremor Video, Inc.*	146	602
Rocket Fuel, Inc.*	10	429
Endurance International Group Holdings, Inc.*	20	260
Applied Optoelectronics, Inc.*	10	247
Wix.com Ltd.*	10	230
Mavenir Systems, Inc.*	10	179
Net Element, Inc.*	43	149
Chegg, Inc.*	20	140
Violin Memory, Inc.*	30	120
Covisint Corp.*	10	73
Total Information Technology		5,668,408

INDUSTRIALS - 6.2%
Acuity Brands, Inc.	821	108,841
Middleby Corp.*	361	95,380
HEICO Corp.	1,266	76,162
Teledyne Technologies, Inc.*	715	69,590
Spirit Airlines, Inc.*	1,156	68,667
Esterline Technologies Corp.*	602	64,137
EnerSys, Inc.	922	63,885
EMCOR Group, Inc.	1,282	59,985
Generac Holdings, Inc.	986	58,144
Moog, Inc. — Class A*	872	57,125
Curtiss-Wright Corp.	895	56,868
Woodward, Inc.	1,313	54,529
CLARCOR, Inc.	947	54,310
Deluxe Corp.	970	50,895
MasTec, Inc.*	1,141	49,565
Watsco, Inc.	492	49,155
USG Corp.*	1,468	48,034
Actuant Corp. — Class A	1,399	47,776
Corporate Executive Board Co.	639	47,434
Chart Industries, Inc.*	581	46,219
Advisory Board Co.*	683	43,883
DigitalGlobe, Inc.*	1,423	41,281
Barnes Group, Inc.	1,030	39,624
Swift Transportation Co. — Class A*	1,600	39,601
Applied Industrial Technologies, Inc.	810	39,074
JetBlue Airways Corp.*	4,448	38,653
Franklin Electric Company, Inc.	904	38,438
Healthcare Services Group, Inc.	1,305	37,923
Tetra Tech, Inc.*	1,244	36,809
Beacon Roofing Supply, Inc.*	935	36,147
Herman Miller, Inc.	1,122	36,050
On Assignment, Inc.*	881	33,999
Orbital Sciences Corp.*	1,153	32,169
Mueller Industries, Inc.	1,072	32,149
Mobile Mini, Inc.	737	31,956
Allegiant Travel Co. — Class A	285	31,900
Watts Water Technologies, Inc. — Class A	543	31,869
United Stationers, Inc.	775	31,829
HNI Corp.	866	31,661
UniFirst Corp.	283	31,113
MSA Safety, Inc.	541	30,837
Polypore International, Inc.*	892	30,515
ABM Industries, Inc.	1,043	29,976
Granite Construction, Inc.	741	29,588
EnPro Industries, Inc.*	403	29,286
Mueller Water Products, Inc. — Class A	3,027	28,757
Huron Consulting Group, Inc.*	450	28,521
TriMas Corp.*	856	28,419
Hub Group, Inc. — Class A*	706	28,232
RBC Bearings, Inc.*	439	27,964
TAL International Group, Inc.	648	27,780
Korn/Ferry International*	932	27,746
Simpson Manufacturing Company, Inc.	774	27,345
WageWorks, Inc.*	480	26,933
Forward Air Corp.	581	26,790
Steelcase, Inc. — Class A	1,610	26,742
Brink's Co.	918	26,209
Knight Transportation, Inc.	1,125	26,022
FTI Consulting, Inc.*	768	25,605
Aircastle Ltd.	1,312	25,427
CIRCOR International, Inc.	337	24,712
General Cable Corp.	957	24,509
GrafTech International Ltd.*	2,240	24,461
Trex Company, Inc.*	332	24,289
Brady Corp. — Class A	881	23,919

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Interface, Inc. — Class A	1,135	$23,324
G&K Services, Inc. — Class A	379	23,183
Tennant Co.	352	23,098
Meritor, Inc.*	1,870	22,907
H&E Equipment Services, Inc.*	566	22,895
TrueBlue, Inc.*	778	22,764
Raven Industries, Inc.	691	22,630
Werner Enterprises, Inc.	879	22,423
Proto Labs, Inc.*	331	22,399
AZZ, Inc.	491	21,938
Lindsay Corp.	248	21,868
Greenbrier Companies, Inc.*	473	21,568
Rush Enterprises, Inc. — Class A*	660	21,437
GenCorp, Inc.*	1,158	21,157
Universal Forest Products, Inc.	382	21,140
Kaman Corp.	516	20,991
Briggs & Stratton Corp.	923	20,537
Primoris Services Corp.	680	20,386
Tutor Perini Corp.*	708	20,298
Matson, Inc.	813	20,072
Dycom Industries, Inc.*	634	20,041
Heartland Express, Inc.	878	19,922
AAR Corp.	764	19,826
Hyster-Yale Materials Handling, Inc.	201	19,598
Titan International, Inc.	1,023	19,427
Cubic Corp.	380	19,407
Exponent, Inc.	257	19,290
Encore Wire Corp.	393	19,064
Albany International Corp. — Class A	532	18,907
Aegion Corp. — Class A*	746	18,881
Altra Industrial Motion Corp.	519	18,528
UTI Worldwide, Inc.	1,737	18,395
Apogee Enterprises, Inc.	552	18,343
Astronics Corp.*	289	18,325
Arkansas Best Corp.	493	18,216
Taser International, Inc.*	984	17,997
Wabash National Corp.*	1,306	17,971
Navigant Consulting, Inc.*	963	17,970
Sun Hydraulics Corp.	414	17,930
Saia, Inc.*	468	17,882
ESCO Technologies, Inc.	505	17,771
Federal Signal Corp.*	1,192	17,761
Atlas Air Worldwide Holdings, Inc.*	492	17,353
Wesco Aircraft Holdings, Inc.*	788	17,344
Astec Industries, Inc.	391	17,169
John Bean Technologies Corp.	553	17,088
DXP Enterprises, Inc.*	180	17,087
McGrath RentCorp	487	17,026
Team, Inc.*	393	16,844
Rexnord Corp.*	581	16,837
Knoll, Inc.	923	16,789
XPO Logistics, Inc.*	560	16,470
Textainer Group Holdings Ltd.	403	15,423
US Ecology, Inc.	408	15,145
ICF International, Inc.*	378	15,048
AAON, Inc.	534	14,883
Engility Holdings, Inc.*	330	14,867
Quanex Building Products Corp.	708	14,641
Acacia Research Corp.	938	14,333
Aerovironment, Inc.*	351	14,128
Hawaiian Holdings, Inc.*	990	13,820
Nortek, Inc.*	168	13,811
ACCO Brands Corp.*	2,172	13,380
Insperity, Inc.	426	13,197
Standex International Corp.	245	13,127
SkyWest, Inc.	992	12,658
American Railcar Industries, Inc.	179	12,535
Capstone Turbine Corp.*	5,833	12,424
Kelly Services, Inc. — Class A	517	12,268
Thermon Group Holdings, Inc.*	521	12,077
Gorman-Rupp Co.	365	11,603
KEYW Holding Corp.*	607	11,357
Powell Industries, Inc.	175	11,340
Kimball International, Inc. — Class B	623	11,283
Quad/Graphics, Inc.	479	11,233
Blount International, Inc.*	939	11,174
EnerNOC, Inc.*	500	11,140
Gibraltar Industries, Inc.*	590	11,133
Kforce, Inc.	521	11,108
Resources Connection, Inc.	780	10,990
Comfort Systems USA, Inc.	711	10,836
Aceto Corp.	524	10,527
American Science & Engineering, Inc.	155	10,411
Great Lakes Dredge & Dock Corp.*	1,137	10,381
MYR Group, Inc.*	406	10,280
Griffon Corp.	855	10,209
RPX Corp.*	619	10,077
Columbus McKinnon Corp.*	373	9,993
West Corp.	409	9,787
PowerSecure International, Inc.*	416	9,751
Marten Transport Ltd.	450	9,684
Viad Corp.	389	9,352
Park-Ohio Holdings Corp.*	165	9,265
Celadon Group, Inc.	384	9,231
LB Foster Co. — Class A	192	8,995
Roadrunner Transportation Systems, Inc.*	356	8,985
Republic Airways Holdings, Inc.*	941	8,601
FuelCell Energy, Inc.*	3,429	8,504
Ennis, Inc.	499	8,268
Multi-Color Corp.	234	8,190
CAI International, Inc.*	331	8,166
Argan, Inc.	272	8,087
Barrett Business Services, Inc.	134	7,982
Kadant, Inc.	218	7,950
Builders FirstSource, Inc.*	856	7,798
Air Transport Services Group, Inc.*	991	7,779
SP Plus Corp.*	292	7,671
GP Strategies Corp.*	280	7,624
Douglas Dynamics, Inc.	426	7,421
Lydall, Inc.*	324	7,410
PGT, Inc.*	640	7,366
National Presto Industries, Inc.	94	7,336
Alamo Group, Inc.	135	7,335
Furmanite Corp.*	716	7,031

72 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Heidrick & Struggles International, Inc.	350	$7,025
Layne Christensen Co.*	384	6,985
Mistras Group, Inc.*	304	6,922
NCI Building Systems, Inc.*	394	6,879
Insteel Industries, Inc.	343	6,747
Orion Marine Group, Inc.*	525	6,599
Global Power Equipment Group, Inc.	331	6,584
InnerWorkings, Inc.*	845	6,473
Northwest Pipe Co.*	179	6,473
NN, Inc.	324	6,383
Kratos Defense & Security Solutions, Inc.*	845	6,371
American Woodmark Corp.*	186	6,261
Echo Global Logistics, Inc.*	341	6,247
CBIZ, Inc.*	679	6,220
Pacer International, Inc.*	675	6,048
Graham Corp.	188	5,988
Sparton Corp.*	200	5,856
Pendrell Corp.*	3,105	5,682
CECO Environmental Corp.	340	5,641
Patrick Industries, Inc.*	124	5,497
FreightCar America, Inc.	233	5,415
ARC Document Solutions, Inc.*	724	5,387
Pike Corp.*	492	5,294
Quality Distribution, Inc.*	405	5,261
Schawk, Inc. — Class A	258	5,157
Titan Machinery, Inc.*	328	5,140
Ducommun, Inc.*	200	5,012
Dynamic Materials Corp.	259	4,931
YRC Worldwide, Inc.*	206	4,635
CDI Corp.	269	4,613
Patriot Transportation Holding, Inc.*	127	4,578
Houston Wire & Cable Co.	344	4,517
Energy Recovery, Inc.*	844	4,490
ExOne Co.*	123	4,407
VSE Corp.	82	4,321
Manitex International, Inc.*	260	4,238
Commercial Vehicle Group, Inc.*	464	4,232
CRA International, Inc.*	192	4,218
Twin Disc, Inc.	159	4,188
Miller Industries, Inc.	213	4,160
Performant Financial Corp.*	432	3,910
Ply Gem Holdings, Inc.*	306	3,865
Casella Waste Systems, Inc. — Class A*	739	3,776
Odyssey Marine Exploration, Inc.*	1,601	3,666
Vicor Corp.*	341	3,478
Franklin Covey Co.*	173	3,420
Accuride Corp.*	768	3,402
Courier Corp.	220	3,388
Xerium Technologies, Inc.*	210	3,371
LSI Industries, Inc.	410	3,358
Hardinge, Inc.	227	3,269
Hurco Companies, Inc.	120	3,202
International Shipholding Corp.	108	3,180
Cenveo, Inc.*	1,027	3,122
Ampco-Pittsburgh Corp.	164	3,095
Preformed Line Products Co.	45	3,085
Stock Building Supply Holdings, Inc.*	150	3,048
Heritage-Crystal Clean, Inc.*	168	3,046
Power Solutions International, Inc.*	40	3,007
Universal Truckload Services, Inc.	99	2,861
Ameresco, Inc. — Class A*	374	2,827
LMI Aerospace, Inc.*	196	2,764
Sterling Construction Company, Inc.*	316	2,740
Global Brass & Copper Holdings, Inc.	156	2,460
Tecumseh Products Co. — Class A*	355	2,450
PMFG, Inc.*	404	2,412
Enphase Energy, Inc.*	304	2,237
TRC Companies, Inc.*	309	2,055
Innovative Solutions & Support, Inc.*	241	1,815
API Technologies Corp.*	619	1,814
Revolution Lighting Technologies, Inc.*	565	1,780
American Superconductor Corp.*	932	1,501
Acorn Energy, Inc.	421	1,427
NL Industries, Inc.	127	1,377
Erickson Air-Crane, Inc.*	70	1,352
Ultrapetrol Bahamas Ltd.*	406	1,259
Intersections, Inc.	178	1,050
Omega Flex, Inc.	48	1,029
Swisher Hygiene, Inc.*	2,182	982
BlueLinx Holdings, Inc.*	651	846
Compx International, Inc.	19	194
Norcraft Companies, Inc.*	10	169
Astronics Corp. — Class B*	2	130
RR Donnelley & Sons Co.	2	36
Total Industrials		4,624,626

HEALTH CARE - 5.7%
athenahealth, Inc.*	700	112,168
Isis Pharmaceuticals, Inc.*	2,152	92,988
Alnylam Pharmaceuticals, Inc.*	1,114	74,794
Align Technology, Inc.*	1,404	72,712
Cepheid, Inc.*	1,282	66,126
Centene Corp.*	1,041	64,802
Questcor Pharmaceuticals, Inc.	995	64,604
HealthSouth Corp.	1,670	60,002
Team Health Holdings, Inc.*	1,319	59,024
PAREXEL International Corp.*	1,088	58,849
West Pharmaceutical Services, Inc.	1,324	58,322
NPS Pharmaceuticals, Inc.*	1,921	57,496
InterMune, Inc.*	1,713	57,334
DexCom, Inc.*	1,357	56,125
Medidata Solutions, Inc.*	1,014	55,101
STERIS Corp.	1,130	53,957
WellCare Health Plans, Inc.*	836	53,103
Insulet Corp.*	1,023	48,510
Intercept Pharmaceuticals, Inc.*	140	46,171
Puma Biotechnology, Inc.*	426	44,364
Owens & Minor, Inc.	1,208	42,316
Air Methods Corp.*	743	39,698
Thoratec Corp.*	1,100	39,390
MWI Veterinary Supply, Inc.*	247	38,438
Pacira Pharmaceuticals, Inc.*	530	37,095
Impax Laboratories, Inc.*	1,312	34,663
Cyberonics, Inc.*	527	34,386

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Medicines Co.*	1,207	$34,303
OPKO Health, Inc.*,1	3,612	33,664
NuVasive, Inc.*	849	32,610
ACADIA Pharmaceuticals, Inc.*	1,340	32,602
HMS Holdings Corp.*	1,682	32,042
Haemonetics Corp.*	975	31,775
Neogen Corp.*	688	30,926
Magellan Health Services, Inc.*	521	30,921
Acadia Healthcare Company, Inc.*	680	30,682
Synageva BioPharma Corp.*	365	30,284
Celldex Therapeutics, Inc.*	1,706	30,145
Chemed Corp.	334	29,876
Acorda Therapeutics, Inc.*	775	29,380
HeartWare International, Inc.*	311	29,166
Keryx Biopharmaceuticals, Inc.*	1,704	29,036
Nektar Therapeutics*	2,391	28,979
MedAssets, Inc.*	1,169	28,886
Amsurg Corp. — Class A*	609	28,672
Globus Medical, Inc. — Class A*	1,047	27,840
Prestige Brands Holdings, Inc.*	977	26,623
Arena Pharmaceuticals, Inc.*,1	4,174	26,296
ArthroCare Corp.*	535	25,782
Auxilium Pharmaceuticals, Inc.*	941	25,576
Masimo Corp.*	936	25,562
Aegerion Pharmaceuticals, Inc.*	554	25,550
Akorn, Inc.*	1,112	24,464
Emeritus Corp.*	772	24,272
Kindred Healthcare, Inc.	1,034	24,216
ImmunoGen, Inc.*	1,621	24,202
Wright Medical Group, Inc.*	770	23,924
Clovis Oncology, Inc.*	342	23,690
Spectranetics Corp.*	769	23,308
CONMED Corp.	529	22,985
Ligand Pharmaceuticals, Inc. — Class B*	341	22,936
PDL BioPharma, Inc.	2,677	22,246
Hanger, Inc.*	659	22,195
Ironwood Pharmaceuticals, Inc. — Class A*	1,777	21,893
Halozyme Therapeutics, Inc.*	1,700	21,590
Fluidigm Corp.*	487	21,462
Greatbatch, Inc.*	461	21,169
Sangamo BioSciences, Inc.*	1,164	21,045
Cantel Medical Corp.	623	21,008
Dyax Corp.*	2,317	20,807
Volcano Corp.*	1,041	20,518
Neurocrine Biosciences, Inc.*	1,273	20,495
Molina Healthcare, Inc.*	542	20,358
ExamWorks Group, Inc.*	581	20,341
Integra LifeSciences Holdings Corp.*	435	20,006
ABIOMED, Inc.*	738	19,218
Analogic Corp.	233	19,132
Exact Sciences Corp.*	1,344	19,044
Omnicell, Inc.*	656	18,775
Sarepta Therapeutics, Inc.*	724	17,398
Meridian Bioscience, Inc.	793	17,279
Abaxis, Inc.*	418	16,252
Novavax, Inc.*	3,557	16,113
Ensign Group, Inc.	369	16,103
PharMerica Corp.*	572	16,005
IPC The Hospitalist Company, Inc.*	325	15,951
Depomed, Inc.*	1,086	15,747
Endologix, Inc.*	1,203	15,483
Natus Medical, Inc.*	584	15,067
ICU Medical, Inc.*	251	15,030
Horizon Pharma, Inc.*	986	14,908
Cardiovascular Systems, Inc.*	467	14,846
Quidel Corp.*	536	14,633
NxStage Medical, Inc.*	1,141	14,536
Capital Senior Living Corp.*	550	14,295
Endocyte, Inc.*	585	13,929
Computer Programs & Systems, Inc.	214	13,824
Accuray, Inc.*	1,414	13,574
Emergent Biosolutions, Inc.*	521	13,166
Staar Surgical Co.*	700	13,160
Exelixis, Inc.*	3,712	13,140
Bio-Reference Labs, Inc.*	473	13,093
Quality Systems, Inc.	768	12,964
Luminex Corp.*	715	12,949
Lannett Company, Inc.*	362	12,931
Insmed, Inc.*	666	12,681
Orexigen Therapeutics, Inc.*	1,945	12,643
Chelsea Therapeutics International Ltd.*	2,204	12,166
AMN Healthcare Services, Inc.*	883	12,132
Invacare Corp.	613	11,690
Merit Medical Systems, Inc.*	814	11,640
Select Medical Holdings Corp.	929	11,566
Idenix Pharmaceuticals, Inc.*	1,910	11,517
National Healthcare Corp.	206	11,489
Raptor Pharmaceutical Corp.*	1,146	11,460
MannKind Corp.*,1	2,846	11,441
Vivus, Inc.*	1,923	11,423
Healthways, Inc.*	657	11,261
Orthofix International N.V.*	373	11,246
Array BioPharma, Inc.*	2,367	11,125
Corvel Corp.*	222	11,047
Infinity Pharmaceuticals, Inc.*	918	10,915
Furiex Pharmaceuticals, Inc.*	125	10,875
Cambrex Corp.*	570	10,756
Cynosure, Inc. — Class A*	365	10,695
MiMedx Group, Inc.*	1,737	10,648
Momenta Pharmaceuticals, Inc.*	909	10,590
Tornier N.V.*	494	10,483
TherapeuticsMD, Inc.*	1,650	10,412
Prothena Corporation plc*	270	10,344
HealthStream, Inc.*	385	10,280
Vanda Pharmaceuticals, Inc.*	632	10,270
AVANIR Pharmaceuticals, Inc. — Class A*	2,774	10,181
Affymetrix, Inc.*	1,364	9,725
Anacor Pharmaceuticals, Inc.*	485	9,705
Anika Therapeutics, Inc.*	233	9,576
Spectrum Pharmaceuticals, Inc.*	1,217	9,541
Rockwell Medical, Inc.*	751	9,508
Merrimack Pharmaceuticals, Inc.*	1,848	9,314
KYTHERA Biopharmaceuticals, Inc.*	230	9,145
NewLink Genetics Corp.*	321	9,116

74 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Dynavax Technologies Corp.*	5,009	$9,016
Hi-Tech Pharmacal Company, Inc.*	208	9,013
Dendreon Corp.*,1	3,013	9,009
Amedisys, Inc.*	604	8,994
Atrion Corp.	29	8,878
OraSure Technologies, Inc.*	1,065	8,488
Genomic Health, Inc.*	322	8,481
Sagent Pharmaceuticals, Inc.*	362	8,460
Cell Therapeutics, Inc.*	2,487	8,456
Albany Molecular Research, Inc.*	450	8,366
Vascular Solutions, Inc.*	319	8,355
Synergy Pharmaceuticals, Inc.*	1,545	8,204
Landauer, Inc.	178	8,069
US Physical Therapy, Inc.	232	8,020
AMAG Pharmaceuticals, Inc.*	414	8,011
Repligen Corp.*	606	7,793
BioScrip, Inc.*	1,116	7,790
Repros Therapeutics, Inc.*	437	7,752
XOMA Corp.*	1,479	7,706
TESARO, Inc.*	260	7,665
Antares Pharma, Inc.*	2,161	7,564
Unilife Corp.*	1,856	7,554
Lexicon Pharmaceuticals, Inc.*	4,352	7,529
AtriCure, Inc.*	398	7,486
AngioDynamics, Inc.*	470	7,403
Triple-S Management Corp. — Class B*	457	7,376
Symmetry Medical, Inc.*	713	7,173
ZIOPHARM Oncology, Inc.*	1,536	7,035
Omeros Corp.*	568	6,856
GenMark Diagnostics, Inc.*	686	6,819
Vocera Communications, Inc.*	406	6,630
Zeltiq Aesthetics, Inc.*	338	6,628
Rigel Pharmaceuticals, Inc.*	1,668	6,472
Cerus Corp.*	1,337	6,418
Achillion Pharmaceuticals, Inc.*	1,849	6,083
Immunomedics, Inc.*	1,406	5,919
SurModics, Inc.*	261	5,899
Receptos, Inc.*	140	5,872
Peregrine Pharmaceuticals, Inc.*	3,066	5,825
Providence Service Corp.*	203	5,741
Insys Therapeutics, Inc.*	138	5,717
Intrexon Corp.*	217	5,705
Gentiva Health Services, Inc.*	602	5,490
Portola Pharmaceuticals, Inc.*	211	5,465
AcelRx Pharmaceuticals, Inc.*	450	5,405
XenoPort, Inc.*	1,044	5,397
Sequenom, Inc.*	2,202	5,395
Zogenix, Inc.*	1,884	5,360
CryoLife, Inc.	526	5,239
Geron Corp.*	2,500	5,200
Universal American Corp.	731	5,168
LHC Group, Inc.*	234	5,162
Agios Pharmaceuticals, Inc.*	126	4,933
Galena Biopharma, Inc.*	1,953	4,883
Pacific Biosciences of California, Inc.*	911	4,874
BioDelivery Sciences International, Inc.*	576	4,861
Cytokinetics, Inc.*	506	4,807
PTC Therapeutics, Inc.*	183	4,784
SciClone Pharmaceuticals, Inc.*	1,036	4,714
Progenics Pharmaceuticals, Inc.*	1,143	4,675
Curis, Inc.*	1,644	4,636
Accelerate Diagnostics, Inc.*	210	4,580
Chindex International, Inc.*	236	4,503
Corcept Therapeutics, Inc.*	1,024	4,465
Derma Sciences, Inc.*	350	4,438
RTI Surgical, Inc.*	1,081	4,410
Cempra, Inc.*	380	4,389
Hyperion Therapeutics, Inc.*	166	4,283
Threshold Pharmaceuticals, Inc.*	898	4,274
Navidea Biopharmaceuticals, Inc.*	2,285	4,227
Cross Country Healthcare, Inc.*	522	4,213
Exactech, Inc.*	184	4,151
Osiris Therapeutics, Inc.*	316	4,149
Pozen, Inc.	518	4,144
Synta Pharmaceuticals Corp.*,1	953	4,107
Sunesis Pharmaceuticals, Inc.*	617	4,078
PhotoMedex, Inc.*	255	4,037
Five Star Quality Care, Inc.*	821	3,990
Ampio Pharmaceuticals, Inc.*	598	3,797
Chimerix, Inc.*	166	3,791
Stemline Therapeutics, Inc.*	186	3,787
TearLab Corp.*	560	3,786
Almost Family, Inc.*	159	3,673
Verastem, Inc.*	333	3,593
Utah Medical Products, Inc.	60	3,470
Durata Therapeutics, Inc.*,††	249	3,353
Alliance HealthCare Services, Inc.*	100	3,353
OncoGenex Pharmaceutical, Inc.*	279	3,281
Cytori Therapeutics, Inc.*	1,212	3,272
National Research Corp. — Class A*	193	3,202
ChemoCentryx, Inc.*	475	3,149
Cutera, Inc.*	276	3,088
Merge Healthcare, Inc.*	1,251	3,052
Tetraphase Pharmaceuticals, Inc.*	267	2,908
OncoMed Pharmaceuticals, Inc.*	86	2,894
Bluebird Bio, Inc.*	126	2,865
Supernus Pharmaceuticals, Inc.*	316	2,825
Enanta Pharmaceuticals, Inc.*	70	2,799
Epizyme, Inc.*	116	2,641
MEI Pharma, Inc.*	234	2,604
Alimera Sciences, Inc.*	326	2,572
Targacept, Inc.*	531	2,522
Arqule, Inc.*	1,136	2,329
Harvard Bioscience, Inc.*	488	2,313
BioTime, Inc.*	702	2,310
Addus HomeCare Corp.*	100	2,305
Aratana Therapeutics, Inc.*	123	2,283
Fibrocell Science, Inc.*	431	2,254
Nanosphere, Inc.*	1,046	2,249
SIGA Technologies, Inc.*	708	2,195
NeoGenomics, Inc.*	630	2,186
TG Therapeutics, Inc.*	293	2,022
Skilled Healthcare Group, Inc. — Class A*	383	2,018
Medical Action Industries, Inc.*	283	1,973

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Vical, Inc.*	1,451	$1,872
Sucampo Pharmaceuticals, Inc. — Class A*	260	1,859
Pernix Therapeutics Holdings*	335	1,792
Alphatec Holdings, Inc.*	1,186	1,779
Regulus Therapeutics, Inc.*	191	1,723
Biolase, Inc.*	662	1,596
OvaScience, Inc.*	176	1,573
AVEO Pharmaceuticals, Inc.*	997	1,491
Esperion Therapeutics, Inc.*	91	1,376
Amicus Therapeutics, Inc.*	580	1,201
Cellular Dynamics International, Inc.*	77	1,150
Harvard Apparatus Regenerative
Technology, Inc.*	120	1,088
Coronado Biosciences, Inc.*	514	1,018
Conatus Pharmaceuticals, Inc.*	113	919
GTx, Inc.*	506	774
Enzon Pharmaceuticals, Inc.	716	737
Onconova Therapeutics, Inc.*	116	735
KaloBios Pharmaceuticals, Inc.*	224	607
Ophthotech Corp.*	10	357
LDR Holding Corp.*	10	343
ContraVir Pharmaceuticals, Inc.*	148	333
Foundation Medicine, Inc.*	10	324
Karyopharm Therapeutics, Inc.*	10	309
Surgical Care Affiliates, Inc.*	10	308
Relypsa, Inc.*	10	298
MacroGenics, Inc.*	10	278
USMD Holdings, Inc.*	20	255
Tandem Diabetes Care, Inc.*	10	221
Aerie Pharmaceuticals, Inc.*	10	212
Oxford Immunotec Global plc*	10	201
Five Prime Therapeutics, Inc.*	10	197
BIND Therapeutics, Inc.*	10	120
Total Health Care		4,226,873

CONSUMER DISCRETIONARY - 5.6%
Kate Spade & Co.*	2,298	85,232
Brunswick Corp.	1,730	78,351
Tenneco, Inc.*	1,169	67,883
Dana Holding Corp.	2,807	65,318
Live Nation Entertainment, Inc.*	2,696	58,639
Sotheby's	1,311	57,093
Wolverine World Wide, Inc.	1,926	54,987
Pool Corp.	894	54,821
Buffalo Wild Wings, Inc.*	355	52,859
Jack in the Box, Inc.*	849	50,039
Lumber Liquidators Holdings, Inc.*	526	49,338
Cheesecake Factory, Inc.	1,025	48,821
Vail Resorts, Inc.	689	48,022
Men's Wearhouse, Inc.	905	44,328
Helen of Troy Ltd.*	610	42,231
New York Times Co. — Class A	2,465	42,200
Steven Madden Ltd.*	1,154	41,521
Grand Canyon Education, Inc.*	866	40,442
Life Time Fitness, Inc.*	826	39,731
Iconix Brand Group, Inc.*	992	38,956
Outerwall, Inc.*	537	38,933
HSN, Inc.	648	38,705
Office Depot, Inc.*	9,192	37,963
ANN, Inc.*	908	37,664
Cracker Barrel Old Country Store, Inc.	373	36,271
Sinclair Broadcast Group, Inc. — Class A	1,313	35,570
Ryland Group, Inc.	887	35,417
Genesco, Inc.*	465	34,675
Penske Automotive Group, Inc.	806	34,464
Pier 1 Imports, Inc.	1,818	34,324
Jos. A. Bank Clothiers, Inc.*	533	34,272
Hillenbrand, Inc.	1,057	34,173
Monro Muffler Brake, Inc.	596	33,900
Asbury Automotive Group, Inc.*	599	33,131
Papa John's International, Inc.	614	31,996
Meredith Corp.	685	31,805
Marriott Vacations Worldwide Corp.*	562	31,420
Texas Roadhouse, Inc. — Class A	1,196	31,192
Shutterfly, Inc.*	727	31,029
Meritage Homes Corp.*	739	30,949
Cooper Tire & Rubber Co.	1,209	29,379
Dorman Products, Inc.*	481	28,408
Lithia Motors, Inc. — Class A	420	27,913
Vitamin Shoppe, Inc.*	585	27,799
La-Z-Boy, Inc.	1,004	27,208
Rent-A-Center, Inc. — Class A	1,022	27,186
KB Home	1,599	27,167
Group 1 Automotive, Inc.	412	27,052
Skechers U.S.A., Inc. — Class A*	738	26,967
Five Below, Inc.*	630	26,762
Pinnacle Entertainment, Inc.*	1,122	26,592
Orient-Express Hotels Ltd. — Class A*	1,833	26,414
Crocs, Inc.*	1,682	26,239
Hibbett Sports, Inc.*	495	26,176
Express, Inc.*	1,637	25,996
Finish Line, Inc. — Class A	946	25,627
Bob Evans Farms, Inc.	510	25,515
Bloomin' Brands, Inc.*	1,055	25,426
DineEquity, Inc.	320	24,982
Restoration Hardware Holdings, Inc.*	335	24,653
Sonic Corp.*	1,071	24,408
Buckle, Inc.	532	24,366
Churchill Downs, Inc.	264	24,103
American Axle & Manufacturing
Holdings, Inc.*	1,285	23,798
Drew Industries, Inc.	436	23,631
Standard Pacific Corp.*	2,833	23,542
G-III Apparel Group Ltd.*	326	23,335
Jones Group, Inc.	1,534	22,964
Gentherm, Inc.*	645	22,394
Krispy Kreme Doughnuts, Inc.*	1,258	22,304
Brown Shoe Company, Inc.	831	22,055
iRobot Corp.*	537	22,044
Children's Place Retail Stores, Inc.	442	22,016
Sturm Ruger & Company, Inc.	365	21,827
Matthews International Corp. — Class A	530	21,629
MDC Holdings, Inc.	748	21,153
Nexstar Broadcasting Group, Inc. — Class A	558	20,937

76 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Tumi Holdings, Inc.*	916	$20,729
Ascent Capital Group, Inc. — Class A*	270	20,399
Columbia Sportswear Co.	245	20,249
LifeLock, Inc.*	1,160	19,848
Oxford Industries, Inc.	253	19,785
Interval Leisure Group, Inc.	755	19,736
Fiesta Restaurant Group, Inc.*	431	19,649
Select Comfort Corp.*	1,065	19,255
Red Robin Gourmet Burgers, Inc.*	266	19,067
Quiksilver, Inc.*	2,533	19,023
Popeyes Louisiana Kitchen, Inc.*	457	18,572
International Speedway Corp. — Class A	529	17,981
Boyd Gaming Corp.*	1,327	17,516
Scholastic Corp.	505	17,412
Loral Space & Communications, Inc.*	245	17,329
National CineMedia, Inc.	1,152	17,280
Sonic Automotive, Inc. — Class A	745	16,748
MDC Partners, Inc. — Class A	727	16,590
Conn's, Inc.*	425	16,511
Barnes & Noble, Inc.*	772	16,135
Multimedia Games Holding Company, Inc.*	552	16,030
Core-Mark Holding Company, Inc.	219	15,899
World Wrestling Entertainment,
Inc. — Class A	547	15,797
Smith & Wesson Holding Corp.*,1	1,069	15,629
Movado Group, Inc.	341	15,533
Francesca's Holdings Corp.*	846	15,346
Stage Stores, Inc.	627	15,330
BJ's Restaurants, Inc.*	468	15,308
Caesars Entertainment Corp.*	775	14,733
Winnebago Industries, Inc.*	535	14,654
Biglari Holdings, Inc.*	30	14,625
Cato Corp. — Class A	528	14,277
Callaway Golf Co.	1,364	13,940
Standard Motor Products, Inc.	384	13,736
Capella Education Co.	214	13,514
Chuy's Holdings, Inc.*	310	13,373
Modine Manufacturing Co.*	909	13,317
Carmike Cinemas, Inc.*	439	13,109
Pep Boys-Manny Moe & Jack*	1,023	13,013
Zale Corp.*	620	12,964
Steiner Leisure Ltd.*	279	12,904
ITT Educational Services, Inc.*	446	12,791
Fred's, Inc. — Class A	700	12,608
Scientific Games Corp. — Class A*	912	12,522
Regis Corp.	907	12,426
Ethan Allen Interiors, Inc.	478	12,165
Mattress Firm Holding Corp.*	253	12,101
Arctic Cat, Inc.	253	12,091
Rentrak Corp.*	198	11,935
K12, Inc.*	523	11,846
American Public Education, Inc.*	334	11,717
Tuesday Morning Corp.*	821	11,617
Cumulus Media, Inc. — Class A*	1,658	11,457
Denny's Corp.*	1,753	11,272
FTD Companies, Inc.*	354	11,261
Haverty Furniture Companies, Inc.	376	11,167
Vera Bradley, Inc.*	411	11,093
Universal Electronics, Inc.*	285	10,940
EW Scripps Co. — Class A*	603	10,685
Cavco Industries, Inc.*	133	10,434
Libbey, Inc.*	401	10,426
M/I Homes, Inc.*	459	10,291
Hovnanian Enterprises, Inc. — Class A*	2,167	10,250
Gray Television, Inc.*	960	9,955
Zumiez, Inc.*	407	9,866
Strayer Education, Inc.*	208	9,657
Beazer Homes USA, Inc.*	478	9,598
LeapFrog Enterprises, Inc. — Class A*	1,220	9,150
Superior Industries International, Inc.	442	9,057
Bright Horizons Family Solutions, Inc.*	225	8,800
Ruth's Hospitality Group, Inc.	687	8,306
Blue Nile, Inc.*	237	8,248
NutriSystem, Inc.	546	8,228
Career Education Corp.*	1,056	7,878
Aeropostale, Inc.*	1,503	7,545
Journal Communications, Inc. — Class A*	848	7,513
McClatchy Co. — Class A*	1,166	7,486
Stein Mart, Inc.	525	7,355
Harte-Hanks, Inc.	825	7,293
William Lyon Homes — Class A*	260	7,179
Destination Maternity Corp.	261	7,151
MarineMax, Inc.*	467	7,094
Entravision Communications
Corp. — Class A	1,052	7,048
Media General, Inc. — Class A*	380	6,981
Federal-Mogul Corp.*	373	6,979
Shoe Carnival, Inc.	287	6,612
Unifi, Inc.*	284	6,552
Ruby Tuesday, Inc.*	1,166	6,541
Remy International, Inc.	270	6,377
Stoneridge, Inc.*	543	6,098
Marcus Corp.	354	5,912
Diamond Resorts International, Inc.*	345	5,848
Del Frisco's Restaurant Group, Inc.*	208	5,803
RetailMeNot, Inc.*	180	5,760
Nautilus, Inc.*	597	5,749
Universal Technical Institute, Inc.	434	5,620
Carriage Services, Inc. — Class A	305	5,563
America's Car-Mart, Inc.*	149	5,471
Tile Shop Holdings, Inc.*	350	5,408
Bravo Brio Restaurant Group, Inc.*	378	5,334
Black Diamond, Inc.*	434	5,308
Big 5 Sporting Goods Corp.	326	5,232
PetMed Express, Inc.	384	5,149
VOXX International Corp. — Class A*	361	4,938
Kirkland's, Inc.*	267	4,937
Sizmek, Inc.*	459	4,879
Citi Trends, Inc.*	298	4,854
Noodles & Co.*	121	4,776
NACCO Industries, Inc. — Class A	88	4,770
Saga Communications, Inc. — Class A	96	4,770
Entercom Communications
Corp. — Class A*	462	4,652

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

TRI Pointe Homes, Inc.*	286	$4,642
Christopher & Banks Corp.*	700	4,627
Destination XL Group, Inc.*	809	4,563
CSS Industries, Inc.	160	4,320
Central European Media Enterprises
Ltd. — Class A*	1,466	4,310
Bridgepoint Education, Inc.*	284	4,229
Speedway Motorsports, Inc.	224	4,196
Overstock.com, Inc.*	212	4,176
AH Belo Corp. — Class A	360	4,169
Morgans Hotel Group Co.*	507	4,076
bebe stores, Inc.	662	4,051
RadioShack Corp.*,1	1,909	4,047
Sears Hometown and Outlet Stores, Inc.*	170	4,021
Town Sports International Holdings, Inc.	457	3,880
Jamba, Inc.*	316	3,790
West Marine, Inc.*	330	3,752
ValueVision Media, Inc. — Class A*	757	3,679
Fox Factory Holding Corp.*	193	3,648
Orbitz Worldwide, Inc.*	458	3,591
RG Barry Corp.	189	3,568
Winmark Corp.	46	3,480
Lifetime Brands, Inc.	194	3,465
Flexsteel Industries, Inc.	92	3,461
Spartan Motors, Inc.	651	3,346
Perry Ellis International, Inc.*	238	3,270
Weyco Group, Inc.	121	3,269
Carrols Restaurant Group, Inc.*	450	3,227
Hooker Furniture Corp.	206	3,226
Global Sources Ltd.*	359	3,217
Skullcandy, Inc.*	348	3,195
Tower International, Inc.*	116	3,158
Isle of Capri Casinos, Inc.*	410	3,145
Systemax, Inc.*	210	3,131
Daily Journal Corp.*	18	3,113
Bassett Furniture Industries, Inc.	209	3,104
Culp, Inc.	155	3,060
Dex Media, Inc.*	330	3,036
Monarch Casino & Resort, Inc.*	163	3,020
Vitacost.com, Inc.*	424	3,006
Fuel Systems Solutions, Inc.*	268	2,884
Bon-Ton Stores, Inc.	260	2,855
Nathan's Famous, Inc.*	57	2,792
1-800-Flowers.com, Inc. — Class A*	494	2,781
ZAGG, Inc.*	593	2,740
JAKKS Pacific, Inc.	366	2,643
Pacific Sunwear of California, Inc.*	880	2,614
Crown Media Holdings, Inc. — Class A*	668	2,565
JTH Holding, Inc. — Class A*	90	2,497
Johnson Outdoors, Inc. — Class A	98	2,491
WCI Communities, Inc.*	126	2,490
New York & Company, Inc.*	555	2,436
Reading International, Inc. — Class A*	331	2,426
hhgregg, Inc.*	248	2,383
Luby's, Inc.*	380	2,341
Tilly's, Inc. — Class A*	194	2,270
UCP, Inc. — Class A*	150	2,259
Education Management Corp.*	462	2,250
Wet Seal, Inc. — Class A*	1,704	2,249
Hemisphere Media Group, Inc.*	170	2,140
Martha Stewart Living Omnimedia,
Inc. — Class A*	467	2,116
Corinthian Colleges, Inc.*	1,520	2,098
Shiloh Industries, Inc.*	117	2,076
Einstein Noah Restaurant Group, Inc.	124	2,041
Salem Communications Corp. — Class A	196	1,958
Ignite Restaurant Group, Inc.*	138	1,942
Blyth, Inc.	180	1,931
ReachLocal, Inc.*	195	1,921
Lincoln Educational Services Corp.	464	1,749
Marine Products Corp.	200	1,504
Diversified Restaurant Holdings, Inc.*	201	1,005
Gordmans Stores, Inc.	166	906
EveryWare Global, Inc.*	184	839
Trans World Entertainment Corp.	206	748
Beasley Broadcasting Group, Inc. — Class A	82	746
Container Store Group, Inc.*	20	679
Houghton Mifflin Harcourt Co.*	30	610
Burlington Stores, Inc.*	20	590
ClubCorp Holdings, Inc.	30	567
American Apparel, Inc.*,1	1,105	554
Vince Holding Corp.*	20	527
Body Central Corp.*	318	340
Potbelly Corp.*	10	179
LGI Homes, Inc.*	10	173
SFX Entertainment, Inc.*	20	141
Total Consumer Discretionary		4,136,162

ENERGY - 2.4%
Targa Resources Corp.	630	62,535
Kodiak Oil & Gas Corp.*	5,084	61,719
Rosetta Resources, Inc.*	1,173	54,638
SemGroup Corp. — Class A	807	53,003
CARBO Ceramics, Inc.	381	52,573
Bristow Group, Inc.	695	52,485
Exterran Holdings, Inc.	1,103	48,399
Carrizo Oil & Gas, Inc.*	874	46,724
Helix Energy Solutions Group, Inc.*	2,024	46,512
PDC Energy, Inc.*	684	42,586
Stone Energy Corp.*	958	40,207
Western Refining, Inc.	1,038	40,066
Scorpio Tankers, Inc.	3,538	35,274
Energy XXI Bermuda Ltd.	1,396	32,904
SEACOR Holdings, Inc.*	380	32,840
Hornbeck Offshore Services, Inc.*	686	28,682
Magnum Hunter Resources Corp.*	3,292	27,982
Matador Resources Co.*	1,112	27,233
Key Energy Services, Inc.*	2,912	26,907
C&J Energy Services, Inc.*	862	25,136
Bonanza Creek Energy, Inc.*	566	25,130
Diamondback Energy, Inc.*	370	24,905
Cloud Peak Energy, Inc.*	1,164	24,606
Bill Barrett Corp.*	935	23,936
Forum Energy Technologies, Inc.*	750	23,235

78 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Gulfmark Offshore, Inc. — Class A	507	$22,785
EPL Oil & Gas, Inc.*	570	22,002
Sanchez Energy Corp.*	726	21,511
Comstock Resources, Inc.	922	21,068
Delek US Holdings, Inc.	709	20,589
Arch Coal, Inc.	4,067	19,602
TETRA Technologies, Inc.*	1,503	19,238
Halcon Resources Corp.*,1	4,437	19,212
Ship Finance International Ltd.	1,067	19,174
Newpark Resources, Inc.*	1,654	18,938
Penn Virginia Corp.*	1,058	18,504
EXCO Resources, Inc.[1]	3,230	18,088
Alpha Natural Resources, Inc.*	4,230	17,978
Northern Oil and Gas, Inc.*	1,217	17,793
Matrix Service Co.*	497	16,789
Geospace Technologies Corp.*	250	16,543
Rex Energy Corp.*	870	16,278
Parker Drilling Co.*	2,280	16,164
Basic Energy Services, Inc.*	577	15,816
Pioneer Energy Services Corp.*	1,190	15,411
Green Plains Renewable Energy, Inc.	486	14,561
Nordic American Tankers Ltd.	1,442	14,189
Hercules Offshore, Inc.*	3,050	14,000
Approach Resources, Inc.*	665	13,905
Contango Oil & Gas Co.*	287	13,701
GasLog Ltd.	573	13,345
Clayton Williams Energy, Inc.*	116	13,109
Athlon Energy, Inc.*	350	12,408
RigNet, Inc.*	228	12,273
Clean Energy Fuels Corp.*	1,302	11,640
W&T Offshore, Inc.	661	11,442
Era Group, Inc.*	390	11,431
ION Geophysical Corp.*	2,548	10,727
PHI, Inc.*	242	10,706
Triangle Petroleum Corp.*	1,299	10,704
Tesco Corp.*	578	10,693
Solazyme, Inc.*	913	10,600
Synergy Resources Corp.*	971	10,438
Willbros Group, Inc.*	767	9,680
VAALCO Energy, Inc.*	1,111	9,499
Goodrich Petroleum Corp.*	597	9,445
Resolute Energy Corp.*	1,292	9,302
Swift Energy Co.*	834	8,974
Rentech, Inc.*	4,325	8,218
Knightsbridge Tankers Ltd.	579	7,845
Emerald Oil, Inc.*	1,086	7,298
BPZ Resources, Inc.*	2,255	7,171
Natural Gas Services Group, Inc.*	236	7,113
Westmoreland Coal Co.*	229	6,820
Warren Resources, Inc.*	1,395	6,696
Alon USA Energy, Inc.	445	6,648
Vantage Drilling Co.*	3,853	6,589
Callon Petroleum Co.*	762	6,378
Quicksilver Resources, Inc.*,1	2,390	6,286
Abraxas Petroleum Corp.*	1,574	6,233
PetroQuest Energy, Inc.*	1,090	6,213
Gulf Island Fabrication, Inc.	278	6,008
Panhandle Oil and Gas, Inc. — Class A	137	5,975
Gastar Exploration, Inc.*	1,064	5,820
REX American Resources Corp.*	100	5,705
Nuverra Environmental Solutions, Inc.*	270	5,478
Renewable Energy Group, Inc.*	402	4,816
Forest Oil Corp.*	2,285	4,364
Teekay Tankers Ltd. — Class A	1,187	4,202
Dawson Geophysical Co.	150	4,202
Evolution Petroleum Corp.	328	4,175
Frontline Ltd.*	986	3,875
Ur-Energy, Inc.*	2,327	3,607
Mitcham Industries, Inc.*	248	3,457
Miller Energy Resources, Inc.*	586	3,446
Midstates Petroleum Company, Inc.*	640	3,430
FX Energy, Inc.*	1,023	3,417
Bolt Technology Corp.	164	3,242
Jones Energy, Inc. — Class A*	213	3,225
Cal Dive International, Inc.*	1,875	3,188
Equal Energy Ltd.	680	3,114
Endeavour International Corp.*	907	2,948
Apco Oil and Gas International, Inc.*	176	2,543
Adams Resources & Energy, Inc.	39	2,259
Isramco, Inc.*	17	2,253
Uranium Energy Corp.*	1,637	2,161
Amyris, Inc.*	500	1,865
TGC Industries, Inc.*	307	1,827
Hallador Energy Co.	165	1,411
L&L Energy, Inc.*,††	550	924
ZaZa Energy Corp.*	710	534
KiOR, Inc. — Class A*	837	480
Total Energy		1,793,931

MATERIALS - 2.1%
PolyOne Corp.	1,901	69,691
Axiall Corp.	1,339	60,148
Sensient Technologies Corp.	959	54,097
Chemtura Corp.*	1,885	47,672
HB Fuller Co.	963	46,494
Louisiana-Pacific Corp.*	2,672	45,077
KapStone Paper and Packaging Corp.*	1,562	45,048
Minerals Technologies, Inc.	665	42,932
Olin Corp.	1,533	42,327
Commercial Metals Co.	2,240	42,292
Worthington Industries, Inc.	1,009	38,594
Graphic Packaging Holding Co.*	3,760	38,201
Texas Industries, Inc.*	412	36,923
Stillwater Mining Co.*	2,265	33,545
SunCoke Energy, Inc.*	1,342	30,651
Balchem Corp.	565	29,448
Resolute Forest Products, Inc.*	1,333	26,780
Schweitzer-Mauduit International, Inc.	604	25,724
Globe Specialty Metals, Inc.	1,235	25,713
Kaiser Aluminum Corp.	358	25,568
Clearwater Paper Corp.*	406	25,444
Flotek Industries, Inc.*	911	25,371
Berry Plastics Group, Inc.*	1,063	24,608
AMCOL International Corp.	535	24,492

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Innophos Holdings, Inc.	424	$24,041
Stepan Co.	357	23,048
Calgon Carbon Corp.*	1,033	22,550
PH Glatfelter Co.	823	22,402
Innospec, Inc.	452	20,444
A. Schulman, Inc.	559	20,269
OM Group, Inc.	608	20,198
Quaker Chemical Corp.	251	19,786
Hecla Mining Co.	6,373	19,566
Ferro Corp.*	1,391	19,001
AK Steel Holding Corp.*	2,606	18,815
Headwaters, Inc.*	1,403	18,534
Coeur Mining, Inc.*	1,943	18,050
RTI International Metals, Inc.*	604	16,779
Koppers Holdings, Inc.	399	16,451
Intrepid Potash, Inc.*	1,050	16,233
Horsehead Holding Corp.*	964	16,214
Kraton Performance Polymers, Inc.*	618	16,155
US Silica Holdings, Inc.	411	15,688
Neenah Paper, Inc.	302	15,619
Schnitzer Steel Industries, Inc. — Class A	497	14,338
Deltic Timber Corp.	216	14,090
LSB Industries, Inc.*	365	13,658
Materion Corp.	395	13,402
Molycorp, Inc.*,1	2,850	13,367
Century Aluminum Co.*	980	12,946
Haynes International, Inc.	235	12,690
Wausau Paper Corp.	950	12,094
American Vanguard Corp.	551	11,929
Tredegar Corp.	470	10,815
Myers Industries, Inc.	538	10,717
Advanced Emissions Solutions, Inc.*	416	10,209
OMNOVA Solutions, Inc.*	906	9,404
Walter Energy, Inc.	1,197	9,049
Allied Nevada Gold Corp.*	1,990	8,577
FutureFuel Corp.	411	8,343
Zep, Inc.	431	7,629
Boise Cascade Co.*	235	6,730
Hawkins, Inc.	179	6,576
Taminco Corp.*	306	6,429
US Concrete, Inc.*	270	6,345
Landec Corp.*	492	5,491
AM Castle & Co.*	337	4,951
Olympic Steel, Inc.	172	4,936
Universal Stainless & Alloy Products, Inc.*	132	4,458
Arabian American Development Co.*	385	4,177
Chase Corp.	119	3,752
AEP Industries, Inc.*	88	3,265
Paramount Gold and Silver Corp.*	2,645	3,253
Gold Resource Corp.	637	3,045
Penford Corp.*	187	2,685
Noranda Aluminum Holding Corp.	645	2,651
UFP Technologies, Inc.*	108	2,631
KMG Chemicals, Inc.	154	2,415
Handy & Harman Ltd.*	109	2,399
Midway Gold Corp.*	2,146	2,253
United States Lime & Minerals, Inc.	33	1,858
Marrone Bio Innovations, Inc.*	106	1,481
General Moly, Inc.*	1,099	1,088
GSE Holding, Inc.*	152	44
Total Materials		1,562,853

CONSUMER STAPLES - 1.6%
Rite Aid Corp.*	13,980	87,655
Hain Celestial Group, Inc.*	731	66,864
United Natural Foods, Inc.*	941	66,735
Darling International, Inc.*	3,022	60,500
TreeHouse Foods, Inc.*	698	50,248
Casey's General Stores, Inc.	739	49,948
Boston Beer Company, Inc. — Class A*	155	37,933
PriceSmart, Inc.	362	36,537
Lancaster Colony Corp.	356	35,394
Sanderson Farms, Inc.	440	34,536
Post Holdings, Inc.*	622	34,285
Spectrum Brands Holdings, Inc.	413	32,917
Andersons, Inc.	537	31,812
B&G Foods, Inc. — Class A	1,016	30,592
J&J Snack Foods Corp.	286	27,447
SUPERVALU, Inc.*	3,888	26,594
Vector Group Ltd.	1,207	25,998
Snyder's-Lance, Inc.	911	25,681
Universal Corp.	448	25,039
Pilgrim's Pride Corp.*	1,161	24,288
WD-40 Co.	293	22,728
Susser Holdings Corp.*	347	21,677
Boulder Brands, Inc.*	1,141	20,104
Fresh Del Monte Produce, Inc.	728	20,071
Cal-Maine Foods, Inc.	286	17,955
Spartan Stores, Inc.	698	16,201
Diamond Foods, Inc.*	427	14,915
Elizabeth Arden, Inc.*	490	14,461
Inter Parfums, Inc.	316	11,442
Tootsie Roll Industries, Inc.	382	11,441
Chiquita Brands International, Inc.*	891	11,093
Annie's, Inc.*	261	10,490
Weis Markets, Inc.	208	10,244
USANA Health Sciences, Inc.*	114	8,589
Calavo Growers, Inc.	232	8,255
Seaboard Corp.*	3	7,864
Harbinger Group, Inc.*	628	7,680
Coca-Cola Bottling Company Consolidated	90	7,648
Medifast, Inc.*	260	7,563
Natural Grocers by Vitamin Cottage, Inc.*	170	7,422
Pantry, Inc.*	456	6,995
Chefs' Warehouse, Inc.*	319	6,827
Central Garden and Pet Co. — Class A*	805	6,657
Revlon, Inc. — Class A*	221	5,647
Ingles Markets, Inc. — Class A	222	5,288
Alliance One International, Inc.*	1,681	4,909
Seneca Foods Corp. — Class A*	155	4,879
Omega Protein Corp.*	383	4,623
Limoneira Co.	188	4,264
National Beverage Corp.*	216	4,214
Nutraceutical International Corp.*	162	4,210

80 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Inventure Foods, Inc.*	271	$3,789
John B Sanfilippo & Son, Inc.	159	3,660
Orchids Paper Products Co.	116	3,550
Roundy's, Inc.	479	3,296
Oil-Dri Corporation of America	95	3,281
Female Health Co.	420	3,259
Village Super Market, Inc. — Class A	117	3,089
Craft Brew Alliance, Inc.*	202	3,085
Nature's Sunshine Products, Inc.	210	2,894
Lifevantage Corp.*	1,960	2,568
Star Scientific, Inc.*	3,185	2,499
Farmer Bros Co.*	116	2,285
Fairway Group Holdings Corp.*	296	2,261
Synutra International, Inc.*	328	2,194
Alico, Inc.	51	1,923
Griffin Land & Nurseries, Inc.	55	1,663
Lifeway Foods, Inc.	84	1,235
Total Consumer Staples		1,173,890

UTILITIES - 1.3%
Cleco Corp.	1,159	58,622
IDACORP, Inc.	960	53,251
Piedmont Natural Gas Company, Inc.	1,447	51,210
Black Hills Corp.	851	49,060
UNS Energy Corp.	797	47,844
Dynegy, Inc.*	1,910	47,636
Southwest Gas Corp.	887	47,410
Portland General Electric Co.	1,444	46,699
PNM Resources, Inc.	1,523	41,167
ALLETE, Inc.	762	39,944
UIL Holdings Corp.	1,082	39,828
New Jersey Resources Corp.	799	39,790
WGL Holdings, Inc.	988	39,579
Avista Corp.	1,144	35,064
NorthWestern Corp.	726	34,434
South Jersey Industries, Inc.	612	34,327
Laclede Group, Inc.	625	29,469
El Paso Electric Co.	766	27,369
MGE Energy, Inc.	663	26,009
American States Water Co.	742	23,960
Northwest Natural Gas Co.	517	22,753
California Water Service Group	912	21,834
Otter Tail Corp.	698	21,491
Empire District Electric Co.	813	19,772
NRG Yield, Inc. — Class A	428	16,919
Chesapeake Utilities Corp.	188	11,874
Ormat Technologies, Inc.	334	10,023
SJW Corp.	299	8,838
Unitil Corp.	262	8,604
Connecticut Water Service, Inc.	208	7,107
Atlantic Power Corp.	2,298	6,664
Middlesex Water Co.	304	6,633
York Water Co.	250	5,100
Consolidated Water Company Ltd.	282	3,717
Artesian Resources Corp. — Class A	148	3,324
Delta Natural Gas Company, Inc.	130	2,694
Genie Energy Ltd. — Class B*	250	2,493
Pure Cycle Corp.*	325	1,966
Pattern Energy Group, Inc.	20	543
Total Utilities		995,021

TELECOMMUNICATION SERVICES - 0.3%
Cogent Communications Group, Inc.	905	32,155
8x8, Inc.*	1,673	18,085
Consolidated Communications
Holdings, Inc.	768	15,367
Shenandoah Telecommunications Co.	460	14,854
Cincinnati Bell, Inc.*	3,980	13,771
Vonage Holdings Corp.*	2,979	12,720
Atlantic Tele-Network, Inc.	176	11,602
Premiere Global Services, Inc.*	922	11,119
inContact, Inc.*	1,026	9,850
Iridium Communications, Inc.*	1,227	9,215
Inteliquent, Inc.	621	9,023
magicJack VocalTec Ltd.*	360	7,643
USA Mobility, Inc.	412	7,486
General Communication, Inc. — Class A*	599	6,835
Hawaiian Telcom Holdco, Inc.*	196	5,584
ORBCOMM, Inc.*	797	5,459
FairPoint Communications, Inc.*	394	5,358
IDT Corp. — Class B	291	4,848
NTELOS Holdings Corp.	296	3,996
NII Holdings, Inc.*	3,290	3,915
Lumos Networks Corp.	292	3,904
Cbeyond, Inc.*	514	3,727
HickoryTech Corp.	257	3,287
Towerstream Corp.*	1,275	2,996
Boingo Wireless, Inc.*	354	2,400
Straight Path Communications,
Inc. — Class B*	150	1,104
RingCentral, Inc. — Class A*	10	181
Total Telecommunication Services		226,484
Total Common Stocks
(Cost $22,032,968)		31,675,735

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	39	142
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	—
Total Warrants
(Cost $220)		142

RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*,††	1,031	2,598
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*,†	1,377	895
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,††	110	66
Central European Media Enterprises Ltd.
Expires 04/25/14*,††	23	—
Total Rights
(Cost $3,651)		3,559

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	March 31, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Face
	Amount	Value

CORPORATE BONDS†† - 0.0%
FINANCIALS - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	$192
Total Corporate Bonds
(Cost $—)		192

REPURCHASE AGREEMENT††,2 - 26.7%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	19,822,622	19,822,622
Total Repurchase Agreement
(Cost $19,822,622)		19,822,622

SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 03/31/14 at 0.05%
due 04/01/14	63,115	63,115
HSBC Securities, Inc.
issued 03/31/14 at 0.05%
due 04/01/14	56,319	56,319
Deutsche Bank Securities, Inc.
issued 03/31/14 at 0.05% - 0.08%
due 04/01/14	10,617	10,617
Total Securities Lending Collateral
(Cost $130,051)		130,051
Total Investments - 69.5%
(Cost $41,989,512)		$51,632,301
Other Assets & Liabilities, net - 30.5%		22,637,608
Total Net Assets - 100.0%		$74,269,909

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $35,132,720)	301	$65,828

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
April 2014 Russell 2000 Index Swap,
Terminating 04/30/14[4]
(Notional Value $76,343,511)	65,082	$1,032,736
Goldman Sachs International
April 2014 Russell 2000 Index Swap,
Terminating 04/29/14[4]
(Notional Value $1,831,447)	1,561	30,961
Credit Suisse Capital, LLC
April 2014 Russell 2000 Index Swap,
Terminating 04/28/14[4]
(Notional Value $4,512,432)	3,847	(16,338)
(Total Notional Value
$82,687,390)		$1,047,359

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 9.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 9.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

82 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES

March 31, 2014

Assets:
Investments, at value - including
$124,572 of securities loaned
(cost $22,036,839)	$31,679,628
Repurchase agreements, at value
(cost $19,952,673)	19,952,673
Total investments
(cost $41,989,512)	51,632,301
Foreign currency, at value
(cost $69)	69
Segregated cash with broker	10,629,663
Unrealized appreciation on swap agreements	1,063,697
Receivables:
Fund shares sold	21,098,487
Variation margin	551,641
Dividends	31,818
Securities lending income	987
Interest	11
Total assets	85,008,674
Liabilities:
Unrealized depreciation on swap agreements	16,338
Payable for:
Fund shares redeemed	10,432,549
Upon return of securities loaned	130,051
Management fees	54,608
Swap settlement	29,121
Distribution and service fees	16,728
Transfer agent and administrative fees	15,169
Portfolio accounting fees	9,102
Miscellaneous	35,099
Total liabilities	10,738,765
Net assets	$74,269,909
Net assets consist of:
Paid in capital	$66,065,328
Accumulated net investment loss	(15,301)
Accumulated net realized loss on investments	(2,536,094)
Net unrealized appreciation on investments	10,755,976
Net assets	$74,269,909
A-Class:
Net assets	$5,068,008
Capital shares outstanding	16,105
Net asset value per share	$314.68
Maximum offering price per share
(Net asset value divided by 95.25%)	$330.37
C-Class:
Net assets	$5,632,149
Capital shares outstanding	19,009
Net asset value per share	$296.29
H-Class:
Net assets	$63,569,752
Capital shares outstanding	202,332
Net asset value per share	$314.19

STATEMENT OF

OPERATIONS

Year Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $263)	$393,707
Income from securities lending, net	12,112
Interest	3,878
Total investment income	409,697

Expenses:
Management fees	514,088
Transfer agent and administrative fees	142,804
Distribution and service fees:
A-Class	13,271
C-Class	24,602
H-Class	123,384
Portfolio accounting fees	85,683
Custodian fees	6,680
Trustees' fees*	5,808
Line of credit interest expense	673
Miscellaneous	116,114
Total expenses	1,033,107
Net investment loss	(623,410)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,205,703
Swap agreements	6,694,098
Futures contracts	4,955,118
Foreign currency	(4)
Net realized gain	12,854,915
Net change in unrealized appreciation
(depreciation) on:
Investments	5,228,954
Swap agreements	916,387
Futures contracts	33,029
Net change in unrealized appreciation
(depreciation)	6,178,370
Net realized and unrealized gain	19,033,285
Net increase in net assets resulting
from operations	$18,409,875

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(623,410)	$(185,167)	$(360,284)
Net realized gain on investments	12,854,915	10,340,563	14,854,279
Net change in unrealized appreciation (depreciation) on investments	6,178,370	833,743	810,120
Net increase in net assets resulting from operations	18,409,875	10,989,139	15,304,115

Distributions to shareholders from:
Net realized gains
A-Class	(196,564)	—	—
C-Class	(67,792)	—	—
H-Class	(1,560,179)	—	—
Total distributions to shareholders	(1,824,535)	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	34,777,116	3,570,328	5,037,656
C-Class	55,089,300	14,105,565	53,115,224
H-Class	2,456,167,199	577,611,151	2,005,261,845
Distributions reinvested
A-Class	170,524	—	—
C-Class	62,440	—	—
H-Class	1,524,832	—	—
Cost of shares redeemed
A-Class	(36,239,646)	(642,042)	(7,400,995)
C-Class	(52,642,395)	(15,768,902)	(51,128,780)
H-Class	(2,457,511,447)	(582,536,433)	(2,006,194,742)
Net increase (decrease) from capital share transactions	1,397,923	(3,660,333)	(1,309,792)
Net increase in net assets	17,983,263	7,328,806	13,994,323

Net assets:
Beginning of period	56,286,646	48,957,840	34,963,517
End of period	$74,269,909	$56,286,646	$48,957,840
Accumulated net investment loss at end of period	$(15,301)	$(16,952)	$(245)

Capital share activity:
Shares sold
A-Class	127,263	17,079	32,384
C-Class	212,690	74,434	349,533
H-Class	9,274,662	2,882,840	12,829,378
Shares issued from reinvestment of distributions
A-Class	608	—	—
C-Class	236	—	—
H-Class	5,448	—	—
Shares redeemed
A-Class	(135,480)	(3,196)	(47,341)
C-Class	(205,070)	(83,861)	(338,986)
H-Class	(9,302,952)	(2,910,639)	(12,800,388)
Net decrease in shares	(22,595)	(23,343)	24,580

* The Fund changed its fiscal year end from December to March in 2013.

84 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014	2013[a,b]	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$217.14	$173.53	$135.39	$169.09	$113.55	$80.46
Income (loss) from investment operations:
Net investment income (loss)[c]	(2.80)	(.60)	(1.50)	(2.46)	(1.49)	(.83)
Net gain (loss) on investments (realized and unrealized)	107.93	44.21	39.64	(31.24)	57.03	33.92
Total from investment operations	105.13	43.61	38.14	(33.70)	55.54	33.09
Less distributions from:
Net realized gains	(7.59)	—	—	—	—	—
Total distributions	(7.59)	—	—	—	—	—
Net asset value, end of period	$314.68	$217.14	$173.53	$135.39	$169.09	$113.55

Total Return[d]	48.84%	25.14%	28.18%	(19.93%)	48.89%	41.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,068	$5,149	$1,706	$3,356	$3,183	$1,890
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(1.21%)	(0.95%)	(1.52%)	(1.16%)	(1.00%)
Total expenses	1.76%	1.79%	1.82%	1.94%	1.80%	1.87%
Portfolio turnover rate	515%	88%	622%	150%	148%	335%

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014	2013[a,b]	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$206.27	$165.09	$129.68	$163.02	$110.27	$78.83
Income (loss) from investment operations:
Net investment income (loss)[c]	(4.58)	(.96)	(2.28)	(3.51)	(2.28)	(1.32)
Net gain (loss) on investments (realized and unrealized)	102.19	42.14	37.69	(29.83)	55.03	32.76
Total from investment operations	97.61	41.18	35.41	(33.34)	52.75	31.44
Less distributions from:
Net realized gains	(7.59)	—	—	—	—	—
Total distributions	(7.59)	—	—	—	—	—
Net asset value, end of period	$296.29	$206.27	$165.09	$129.68	$163.02	$110.27

Total Return[d]	47.76%	24.95%	27.32%	(20.45%)	47.82%	39.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,632	$2,301	$3,398	$1,301	$1,900	$3,116
Ratios to average net assets:
Net investment income (loss)	(1.78%)	(2.00%)	(1.48%)	(2.28%)	(1.91%)	(1.77%)
Total expenses	2.50%	2.49%	2.51%	2.69%	2.56%	2.63%
Portfolio turnover rate	515%	88%	622%	150%	148%	335%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014	2013[a,b]	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$216.88	$173.36	$135.31	$169.09	$113.58	$80.37
Income (loss) from investment operations:
Net investment income (loss)[c]	(2.80)	(.62)	(1.42)	(2.48)	(1.57)	(.81)
Net gain (loss) on investments (realized and unrealized)	107.70	44.14	39.47	(31.30)	57.08	34.02
Total from investment operations	104.90	43.52	38.05	(33.78)	55.51	33.21
Less distributions from:
Net realized gains	(7.59)	—	—	—	—	—
Total distributions	(7.59)	—	—	—	—	—
Net asset value, end of period	$314.19	$216.88	$173.36	$135.31	$169.09	$113.58

Total Return[d]	48.79%	25.12%	28.13%	(19.98%)	48.86%	41.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,570	$48,837	$43,854	$30,306	$39,755	$21,811
Ratios to average net assets:
Net investment income (loss)	(1.07%)	(1.29%)	(0.91%)	(1.56%)	(1.20%)	(1.00%)
Total expenses	1.78%	1.83%	1.82%	1.94%	1.81%	1.84%
Portfolio turnover rate	515%	88%	622%	150%	148%	335%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse Share Split — Per share amounts for the period presented through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

86 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2014

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2014, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index. Inverse Russell 2000® 2x Strategy Fund H-Class returned -42.37%, while the Russell 2000 Index returned 24.90% over the same period.

Among sectors, the biggest performance contributors to the underlying index during the period were Information Technology and Health Care. No sector detracted. Telecommunication Services contributed least to performance of the underlying index for the period, followed by the Utilities sector.

SunEdison, Inc., Isis Pharmaceuticals, Inc. and Rite Aid Corp. were the largest contributors to performance of the underlying index for the year. Axiall Corp., Infinity Pharmaceuticals, Inc. and Coeur Mining, Inc. were the leading detractors from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

88 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2014

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2014

			Since
			Inception
	1 Year	5 Year	(05/31/06)
A-Class Shares	-42.68%	-47.35%	-32.05%
A-Class Shares with sales charge†	-45.41%	-47.86%	-32.47%
C-Class Shares	-43.15%	-47.64%	-32.51%
C-Class Shares with CDSC‡	-43.71%	-47.64%	-32.51%
H-Class Shares	-42.37%	-47.34%	-32.07%
Russell 2000 Index	24.90%	24.31%	7.88%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class Shares and H-Class Shares only; performance for C-Class Shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS	March 31, 2014
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 146.0%
Mizuho Financial Group, Inc.
issued 03/31/14 at 0.01%
due 04/01/14	$24,794,257	$24,794,257
Total Repurchase Agreement
(Cost $24,794,257)		24,794,257
Total Investments - 146.0%
(Cost $24,794,257)		$24,794,257
Other Assets & Liabilities, net - (46.0)%		(7,814,791)
Total Net Assets - 100.0%		$16,979,466

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $3,268,160)	28	$12,193

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
April 2014 Russell 2000 Index Swap,
Terminating 04/28/14[2]
(Notional Value $15,031,844)	12,814	$51,846
Barclays Bank plc
April 2014 Russell 2000 Index Swap,
Terminating 04/30/14[2]
(Notional Value $4,907,740)	4,184	(88,816)
Goldman Sachs International
April 2014 Russell 2000 Index Swap,
Terminating 04/29/14[2]
(Notional Value $17,076,978)	14,558	(266,169)
(Total Notional Value
$37,016,562)		$(303,139)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

90 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES

March 31, 2014

Assets:
Repurchase agreements, at value
(cost $24,794,257)	$24,794,257
Segregated cash with broker	9,673,400
Unrealized appreciation on swap agreements	51,846
Receivables:
Fund shares sold	541,756
Variation margin	16,289
Interest	14
Total assets	35,077,562
Liabilities:
Unrealized depreciation on swap agreements	354,985
Payable for:
Fund shares redeemed	17,281,948
Swap settlement	418,141
Management fees	16,740
Distribution and service fees	5,183
Transfer agent and administrative fees	4,650
Portfolio accounting fees	2,790
Miscellaneous	13,659
Total liabilities	18,098,096
Net assets	$16,979,466
Net assets consist of:
Paid in capital	$142,474,282
Accumulated net investment loss	(99,624)
Accumulated net realized loss on investments	(125,104,246)
Net unrealized depreciation on investments	(290,946)
Net assets	$16,979,466
A-Class:
Net assets	$644,869
Capital shares outstanding	19,721
Net asset value per share	$32.70
Maximum offering price per share
(Net asset value divided by 95.25%)	$34.33
C-Class:
Net assets	$487,517
Capital shares outstanding	15,865
Net asset value per share	$30.73
H-Class:
Net assets	$15,847,080
Capital shares outstanding	485,857
Net asset value per share	$32.62

STATEMENT OF

OPERATIONS

Year Ended March 31, 2014

Investment Income:
Interest	$6,433
Total investment income	6,433

Expenses:
Management fees	237,748
Transfer agent and administrative fees	66,043
Distribution and service fees:
A-Class	2,163
C-Class	7,537
H-Class	61,998
Portfolio accounting fees	39,627
Trustees' fees*	3,366
Custodian fees	3,077
Miscellaneous	56,084
Total expenses	477,643
Net investment loss	(471,210)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(12,067,391)
Futures contracts	(1,041,739)
Net realized loss	(13,109,130)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(242,644)
Futures contracts	(6,229)
Net change in unrealized appreciation (depreciation)	(248,873)
Net realized and unrealized loss	(13,358,003)
Net decrease in net assets resulting from operations	$(13,829,213)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 91

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period	Year Ended
	March 31,	January 1, 2013 to	December 31,
	2014	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(471,210)	$(124,141)	$(512,519)
Net realized loss on investments	(13,109,130)	(6,156,666)	(5,986,342)
Net change in unrealized appreciation (depreciation) on investments	(248,873)	337,859	(738,975)
Net decrease in net assets resulting from operations	(13,829,213)	(5,942,948)	(7,237,836)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,731,364	3,584,711	3,825,671
C-Class	68,364,443	13,667,153	103,494,688
H-Class	1,592,417,791	430,039,207	1,664,693,322
Cost of shares redeemed
A-Class	(15,343,437)	(3,506,211)	(3,198,645)
C-Class	(67,983,027)	(13,910,883)	(104,592,364)
H-Class	(1,607,640,977)	(394,186,486)	(1,668,707,308)
Net increase (decrease) from capital share transactions	(14,453,843)	35,687,491	(4,484,636)
Net increase (decrease) in net assets	(28,283,056)	29,744,543	(11,722,472)

Net assets:
Beginning of period	45,262,522	15,517,979	27,240,451
End of period	$16,979,466	$45,262,522	$15,517,979
Accumulated net investment loss at end of period	$(99,624)	$—	$—

Capital share activity:**
Shares sold
A-Class	356,802	60,002	41,613
C-Class	1,802,989	222,396	1,239,336
H-Class	38,041,726	6,990,636	18,904,755
Shares redeemed
A-Class	(351,511)	(59,161)	(35,499)
C-Class	(1,796,984)	(227,760)	(1,251,259)
H-Class	(38,331,489)	(6,400,153)	(18,930,895)
Net increase (decrease) in shares	(278,467)	585,960	(31,949)

*	The Fund changed its fiscal year end from December to March in 2013.
**	Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 11 in the Notes to Financial Statements.

92 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
A-Class	2014[f]	2013[a,b,f]	2012[f]	2011[c,f]	2010[c,f]	2009[c,f]
Per Share Data
Net asset value, beginning of period	$57.03	$73.35	$111.91	$146.40	$291.80	$712.40
Income (loss) from investment operations:
Net investment income (loss)[d]	(.76)	(.25)	(1.45)	(2.65)	(3.60)	(8.20)
Net gain (loss) on investments (realized and unrealized)	(23.57)	(16.07)	(37.11)	(31.84)	(141.80)	(412.20)
Total from investment operations	(24.33)	(16.32)	(38.56)	(34.49)	(145.40)	(420.40)
Less distributions from:
Net realized gains	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	(.20)
Net asset value, end of period	$32.70	$57.03	$73.35	$111.91	$146.40	$291.80

Total Return[e]	(42.68%)	(22.22%)	(34.45%)	(23.57%)	(49.83%)	(59.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$645	$823	$997	$837	$851	$1,385
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.86%)	(1.69%)	(1.95%)	(1.66%)	(1.70%)
Total expenses	1.77%	1.94%	1.81%	1.99%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
C-Class	2014[f]	2013[a,b,f]	2012[f]	2011[c,f]	2010[c,f]	2009[c,f]
Per Share Data
Net asset value, beginning of period	$54.03	$69.56	$106.30	$140.00	$280.60	$689.80
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.00)	(.40)	(2.05)	(3.40)	(4.80)	(10.80)
Net gain (loss) on investments (realized and unrealized)	(22.30)	(15.13)	(34.69)	(30.30)	(135.80)	(398.20)
Total from investment operations	(23.30)	(15.53)	(36.74)	(33.70)	(140.60)	(409.00)
Less distributions from:
Net realized gains	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	(.20)
Net asset value, end of period	$30.73	$54.03	$69.56	$106.30	$140.00	$280.60

Total Return[e]	(43.15%)	(22.29%)	(34.57%)	(24.07%)	(50.11%)	(59.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$488	$533	$1,059	$2,886	$2,798	$2,107
Ratios to average net assets:
Net investment income (loss)	(2.47%)	(2.32%)	(2.46%)	(2.65%)	(2.39%)	(2.44%)
Total expenses	2.49%	2.39%	2.57%	2.73%	2.56%	2.59%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 93

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 28,	December 31,	December 31,	December 31,	December 31,
H-Class	2014[f]	2013[a,b,f]	2012[f]	2011[c,f]	2010[c,f]	2009[c,f]
Per Share Data
Net asset value, beginning of period	$56.61	$72.71	$111.31	$145.60	$290.40	$710.00
Income (loss) from investment operations:
Net investment income (loss)[d]	(.74)	(.25)	(1.50)	(2.55)	(3.60)	(7.60)
Net gain (loss) on investments (realized and unrealized)	(23.25)	(15.85)	(37.10)	(31.74)	(141.20)	(411.80)
Total from investment operations	(23.99)	(16.10)	(38.60)	(34.29)	(144.80)	(419.40)
Less distributions from:
Net realized gains	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	(.20)
Net asset value, end of period	$32.62	$56.61	$72.71	$111.31	$145.60	$290.40

Total Return[e]	(42.37%)	(22.15%)	(34.68%)	(23.56%)	(49.86%)	(59.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,847	$43,907	$13,462	$23,518	$25,103	$41,895
Ratios to average net assets:
Net investment income (loss)	(1.76%)	(1.73%)	(1.75%)	(1.94%)	(1.66%)	(1.70%)
Total expenses	1.79%	1.81%	1.86%	1.97%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Reverse Share Split — Per share amounts for periods presented through December 2, 2011 have been restated to reflect a 1:4 share split effective December 2, 2011.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

94 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company, of the series type. Each series, in effect, represents a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately. Trust offers three separate classes of shares, A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At March 31, 2014, the Trust consisted of eight separate Funds: the S&P 500® 2x Strategy Fund, the Inverse S&P 500® 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the March 31, 2014, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices

THE RYDEX FUNDS ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (continued)

quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

G. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these

96 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

THE RYDEX FUNDS ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (continued)

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial advisor an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial advisor. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended March 31, 2014, GFD retained sales charges of $43,140 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
S&P 500® 2x Strategy Fund	$97,882,031	$617,270	$28,476,849	$831,114	$—	$127,807,264
Inverse S&P 500® 2x Strategy Fund	—	—	27,305,000	—	—	27,305,000
NASDAQ-100® 2x Strategy Fund	239,676,554	—	8,265,740	2,192,110	—	250,134,404
Inverse NASDAQ-100® 2x Strategy Fund	—	—	28,522,917	211,797	—	28,734,714
Dow 2x Strategy Fund	29,385,962	92,941	8,226,807	257,685	—	37,963,395
Inverse Dow 2x Strategy Fund	—	—	6,555,176	—	—	6,555,176
Russell 2000® 2x Strategy Fund	31,672,495	65,828	19,959,806	1,063,697	—	52,761,826
Inverse Russell 2000® 2x Strategy Fund	—	12,193	24,794,257	51,846	—	24,858,296

Liabilities
Inverse S&P 500® 2x Strategy Fund	$—	$11,472	$—	$542,941	$—	$554,413
NASDAQ-100® 2x Strategy Fund	—	364,038	—	84,824	—	448,862
Inverse NASDAQ-100® 2x Strategy Fund	—	32,144	—	110,509	—	142,653
Inverse Dow 2x Strategy Fund	—	—	—	102,545	—	102,545
Russell 2000® 2x Strategy Fund	—	—	—	16,338	—	16,338
Inverse Russell 2000® 2x Strategy Fund	—	—	—	354,985	—	354,985

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

98 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 31, 2014, Russell 2000® 2x Strategy Fund had securities with a total value of $3,353, transfer from Level 1 to Level 2 as a result of a change in valuation methodology.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			7.88%
Due 04/01/14	$120,563,444	$120,563,478	02/15/21	$70,234,200	$96,908,402
			U.S. Treasury Bill
			0.00%
			03/05/15	26,094,500	26,066,318

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended March 31, 2014, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of each Fund’s net assets on a daily basis.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
S&P 500® 2x Strategy Fund	130%	—
Inverse S&P 500® 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	125%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	125%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	160%	—
Inverse Russell 2000® 2x Strategy Fund	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

THE RYDEX FUNDS ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2014:

Asset Derivative Investments Value

	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	March 31, 2014
S&P 500® 2x Strategy Fund	$617,270	$831,114	$1,448,384
NASDAQ-100® 2x Strategy Fund	—	2,192,110	2,192,110
Inverse NASDAQ-100® 2x Strategy Fund	—	211,797	211,797
Dow 2x Strategy Fund	92,941	257,685	350,626
Russell 2000® 2x Strategy Fund	65,828	1,063,697	1,129,525
Inverse Russell 2000® 2x Strategy Fund	12,193	51,846	64,039

Liability Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	March 31, 2014
Inverse S&P 500® 2x Strategy Fund	$11,472	$542,941	$ _554,413
NASDAQ-100® 2x Strategy Fund	364,038	84,824	448,862
Inverse NASDAQ-100® 2x Strategy Fund	32,144	110,509	142,653
Inverse Dow 2x Strategy Fund	—	102,545	102,545
Russell 2000® 2x Strategy Fund	—	16,338	16,338
Inverse Russell 2000® 2x Strategy Fund	—	354,985	354,985

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the year ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500® 2x Strategy Fund	$3,692,898	$24,260,032	$27,952,930
Inverse S&P 500® 2x Strategy Fund	(4,576,195)	(20,530,413)	(25,106,608)
NASDAQ-100® 2x Strategy Fund	9,807,128	98,663,579	108,470,707
Inverse NASDAQ-100® 2x Strategy Fund	(3,728,200)	(19,259,786)	(22,987,986)
Dow 2x Strategy Fund	(588,043)	6,962,351	6,374,308
Inverse Dow 2x Strategy Fund	(1,470,311)	(5,017,648)	(6,487,959)
Russell 2000® 2x Strategy Fund	4,955,118	6,694,098	11,649,216
Inverse Russell 2000® 2x Strategy Fund	(1,041,739)	(12,067,391)	(13,109,130)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500® 2x Strategy Fund	$589,251	$357,923	$947,174
Inverse S&P 500® 2x Strategy Fund	(557)	(141,488)	(142,045)
NASDAQ-100® 2x Strategy Fund	(1,077,886)	1,150,436	72,550
Inverse NASDAQ-100® 2x Strategy Fund	(30,665)	445,326	414,661
Dow 2x Strategy Fund	42,205	201,111	243,316
Inverse Dow 2x Strategy Fund	5,234	(54,692)	(49,458)
Russell 2000® 2x Strategy Fund	33,029	916,387	949,416
Inverse Russell 2000® 2x Strategy Fund	(6,229)	(242,644)	(248,873)

100 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds were on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

For the year ended March 31, 2014, the following capital loss carryforward amounts expired, or were used:

Fund	Amount
S&P 500® 2x Strategy Fund	$31,264,122
Inverse S&P 500® 2x Strategy Fund	104,028,982
NASDAQ-100® 2x Strategy Fund	68,190,965
Inverse NASDAQ-100® 2X Strategy Fund	95,162,970
Dow 2x Strategy Fund	7,392,584
Russell 2000® 2x Strategy Fund	975,515

The tax character of distributions paid during the year ended March 31, 2014 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
S&P 500® 2x Strategy Fund	$—	$—	$ _ —
Inverse S&P 500® 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	35,688,181	35,688,181
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	1,824,535	—	1,824,535
Inverse Russell 2000® 2x Strategy Fund	—	—	—

THE RYDEX FUNDS ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended March 31, 2013 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
S&P 500® 2x Strategy Fund	$—	$—	$—
Inverse S&P 500® 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—

The tax character of distributable earnings/(accumulated losses) at March 31, 2014 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	Depreciation	Carryforward
S&P 500® 2x Strategy Fund	$—	$—	$15,817,140	$(348,910)
Inverse S&P 500® 2x Strategy Fund	—	—	(539,469)	(325,958,761)
NASDAQ-100® 2x Strategy Fund	1,396,994	—	31,850,962	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	103,132	(329,960,413)
Dow 2x Strategy Fund	—	—	388,698	(7,885,587)
Inverse Dow 2x Strategy Fund	—	—	(102,545)	(68,305,988)
Russell 2000® 2x Strategy Fund	—	—	8,204,581	—
Inverse Russell 2000® 2x Strategy Fund	—	—	(303,139)	(125,092,053)

Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

1 A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

							Total
	Expires in	Expires in	Expires in	Expires in	Unlimited	Unlimited	Capital Loss
Fund	2015	2016	2017	2018	Short Term	Long Term	Carryforward
S&P 500® 2x Strategy Fund	$—	$(348,910)	$—	$—	$—	$—	$(348,910)
Inverse S&P 500® 2x Strategy Fund	(22,695,519)	—	(68,859,274)	(116,286,366)	(100,345,015)	(17,772,587)	(325,958,761)
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	(111,374,734)	—	(100,324,296)	(50,483,391)	(61,951,987)	(5,826,005)	(329,960,413)
Dow 2x Strategy Fund	—	(167,140)	(7,718,447)	—	—	—	(7,885,587)
Inverse Dow 2x Strategy Fund	—	—	(25,983,806)	(19,579,661)	(19,989,783)	(2,752,738)	(68,305,988)
Russell 2000® 2x Strategy Fund	—	—	—	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	(53,655,098)	(28,383,576)	(37,720,629)	(5,332,750)	(125,092,053)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to wash sales, utlilization of earnings and profits on shareholder redemptions, mark-to market of futures contracts, and late year loss deferrals. Additional differences may result from the tax treatment of net investment losses and expired capital loss carryforwards. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

On the Statements of Assets and Liabilities the following adjustments were made for permanent book/tax differences:

		Undistributed	Accumulated
	Paid In	Net Investment	Net Realized
Fund	Capital	Income	Gain (Loss)
S&P 500® 2x Strategy Fund	$(422,874)	$ _422,300	$574
Inverse S&P 500® 2x Strategy Fund	(104,857,658)	828,676	104,028,982
NASDAQ-100® 2x Strategy Fund	74,207,933	2,516,546	(76,724,479)
Inverse NASDAQ-100® 2x Strategy Fund	(95,686,920)	523,950	95,162,970
Dow 2x Strategy Fund	(237,495)	237,495	—
Inverse Dow 2x Strategy Fund	(223,109)	223,109	—
Russell 2000® 2x Strategy Fund	10,349,752	625,061	(10,974,813)
Inverse Russell 2000® 2x Strategy Fund	(371,586)	371,586	—

102 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
S&P 500® 2x Strategy Fund	$111,372,854	$15,056,598	$(70,572)	$14,986,026
Inverse S&P 500® 2x Strategy Fund	27,301,528	3,472	—	3,472
NASDAQ-100® 2x Strategy Fund	218,198,618	31,830,968	(2,087,292)	29,743,676
Inverse NASDAQ-100® 2x Strategy Fund	28,521,073	1,844	—	1,844
Dow 2x Strategy Fund	37,481,756	192,162	(61,149)	131,013
Inverse Dow 2x Strategy Fund	6,555,176	—	—	—
Russell 2000® 2x Strategy Fund	44,475,079	7,357,978	(200,756)	7,157,222
Inverse Russell 2000® 2x Strategy Fund	24,794,257	—	—	—

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2014, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until April 1, 2014:

Fund	Ordinary	Capital
S&P 500® 2x Strategy Fund	$(155,023)	$—
Inverse S&P 500® 2x Strategy Fund	(177,804)	—
Inverse NASDAQ-100® 2x Strategy Fund	(131,303)	—
Dow 2x Strategy Fund	(37,259)	—
Inverse Dow 2x Strategy Fund	(43,105)	—
Inverse Russell 2000® 2x Strategy Fund	(99,624)	—

8. Securities Transactions

For the year ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, derivatives, and short-term investments, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$374,671,614	$345,416,288
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	906,861,823	999,205,916
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	693,580,570	708,265,776
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	157,479,932	165,645,800
Inverse Russell 2000® 2x Strategy Fund	—	—

9. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

THE RYDEX FUNDS ANNUAL REPORT | 103

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2014, the Funds participated in securities lending as follows:

		Cash
	Value of	Collateral
Fund	Securities Loaned	Received
S&P 500® 2x Strategy Fund	$7,416	$7,650
NASDAQ-100® 2x Strategy Fund	1,350,447	1,401,825
Russell 2000® 2x Strategy Fund	124,572	130,051

Cash collateral received was invested in the following joint repurchase agreements at March 31, 2014:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

BNP Paribas Securities Corp.			U.S. TIP Bond
0.05%			0.75%
Due 04/01/14	$747,154	$747,155	02/15/42	$841,265	$762,451
HSBC Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 04/01/14	666,691	666,692	07/15/14 - 01/15/30	841,616	680,341
Deutsche Bank Securities, Inc.			U.S. Treasury Note/Bond
0.05% - 0.08%			1.75% - 8.75%
Due 04/01/14	125,683	125,685	05/15/17 - 05/15/23	121,334	116,527
			Fannie Mae Strip
			0.00%
			05/15/30	22,586	11,734

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the year ended March 31, 2014. The Funds did not have any borrowings under this agreement at March 31, 2014.

The average daily balances borrowed for the year ended March 31, 2014 were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$132,682
NASDAQ-100® 2x Strategy Fund	9,340
Dow 2x Strategy Fund	26,707
Russell 2000® 2x Strategy Fund	53,107

11. Reverse Share Splits

A reverse share split occurred for the following funds at the close of business:

Fund	Effective date	Split Type
Inverse S&P 500® 2x Strategy Fund	February 21, 2014	One-for-Seven-Reverse Split
Inverse Nasdaq-100® 2x Strategy Fund	February 21, 2014	One-for-Seven-Reverse Split
Inverse Dow 2x Strategy Fund	February 21, 2014	One-for-Seven-Reverse Split
Inverse Russell 2000® 2x Strategy Fund	February 21, 2014	One-for-Five-Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statements of changes in net assets, and the per share data in the financial highlights for each of the periods prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

104 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

12. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex Dynamic Funds in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On April 24, 2014, the District Court issued a “Phase Two Motion Protocol” in the FitzSimons action that directed the liaison counsel for the shareholder defendants to file a global motion to dismiss, i.e., a motion that applies to the claim against all shareholder defendants, with respect to the plaintiff’s claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

13. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument	Recognized Assets[1]	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
S&P 500® 2x
Strategy Fund	Swap equity contracts	$831,114	$—	$831,114	$—	$—	$831,114
NASDAQ-100® 2x
Strategy Fund	Swap equity contracts	2,192,110	—	2,192,110	—	—	2,192,110
Inverse NASDAQ-100® 2x
Strategy Fund	Swap equity contracts	211,797	—	211,797	—	—	211,797
Dow 2x Strategy Fund	Swap equity contracts	257,685	—	257,685	—	—	257,685
Russell 2000® 2x
Strategy Fund	Swap equity contracts	1,063,697	—	1,063,697	—	—	1,063,697
Inverse Russell 2000® 2x
Strategy Fund	Swap equity contracts	51,846	—	51,846	—	—	51,846

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statements of	on the Statements of	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities[1]	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
Inverse S&P 500® 2x
Strategy Fund	Swap equity contracts	$542,941	$—	$542,941	$—	$—	$542,941
NASDAQ-100® 2x
Strategy Fund	Swap equity contracts	84,824	—	84,824	—	—	84,824
Inverse NASDAQ-100® 2x
Strategy Fund	Swap equity contracts	110,509	—	110,509	—	—	110,509
Inverse Dow 2x
Strategy Fund	Swap equity contracts	102,545	—	102,545	—	—	102,545
Russell 2000® 2x
Strategy Fund	Swap equity contracts	16,338	—	16,338	—	—	16,338
Inverse Russell 2000® 2x
Strategy Fund	Swap equity contracts	354,985	—	354,985	—	—	354,985

1 Exchange traded futures are excluded from these reported amounts.

2 Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

106 | THE RYDEX FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders

of Rydex Dynamic Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex Dynamic Funds (comprising, the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) (the “Funds”) as of March 31, 2014, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds at March 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia

May 22, 2014

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OTHER INFORMATION (Unaudited)

Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those else-where in the report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying
Russell 2000® 2x Strategy Fund	3.21%

Additionally, the following amounts of ordinary dividends paid during the same period qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying
Russell 2000® 2x Strategy Fund	3.51%

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2014, the following fund had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively:

Fund	% Qualifying	% STCG Qualifying
Russell 2000® 2x Strategy Fund	0.00%	100.00%

With respect to the taxable year ended March 31, 2014, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

	NASDAQ-100®	Russell 2000®
	2x Strategy Fund	2x Strategy Fund
From long-term capital gains, subject to the 15% rate gains category:	$35,688,181	$—
From long-term capital gains, using proceeds from shareholder redemptions:	14,468,329	3,159,960

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

108 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor

New York, NY 10017
(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds will be consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD will serve as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

THE RYDEX FUNDS ANNUAL REPORT | 109

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INTERESTED TRUSTEE
			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee**	Trustee

Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002–2010).	214	Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011–present).

INDEPENDENT TRUSTEES

Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009–present)

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005–present).	131	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES - concluded

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name and Year of	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
Birth of Trustee	Length of Time Served	During Past 5 Years	by Trustee **	Trustee

Thomas F. Lydon, Jr (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996–present).	131	Board of Directors of US Global Investors (GROW) (1995–present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing(1977–2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962–present).	131	None.

OFFICERS

Position(s) Held with
Name, Address	the Trust, Term of
and Year of Birth of	Office and Length of	Principal Occupation(s)
Officer	Time Served	During Past 5 Years

Donald C. Cacciapaglia (1951)	President (2012–present).

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002–2010).

Michael P. Byrum (1970)	Vice President (1999–present).

Current: Senior Vice President, Security Investors, LLC (2010–present); President and Chief Investment Officer, Rydex Holdings, LLC (2008–present); Director and Chairman, Advisory Research Center, Inc. (2006–present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009–2010) and Secretary (2002–2010), Rydex Fund Services, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003–present).

Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003–present); Senior Vice President, Security Investors, LLC (2010–present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009–present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009–present); Vice President, Rydex Holdings, LLC (2008–present).

Former: Senior Vice President, Security Global Investors, LLC (2010–2011); Senior Vice President, Rydex Advisors, LLC (2006–2011); Senior Vice President, Rydex Advisors II, LLC (2006–2011).

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.

**	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS - concluded

Position(s) Held with
Name, Address	the Trust, Term of
and Year of Birth of	Office and Length of	Principal Occupation(s)
Officer	Time Served	During Past 5 Years

Elisabeth Miller (1968)	Chief Compliance Officer (2012–present).

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012–present); Chief Compliance Officer, Security Investors, LLC (2012–present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (2014–present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009–2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006–present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010–2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009–present) and Secretary (2012–present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

112 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments. com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

114 | THE RYDEX FUNDS ANNUAL REPORT

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Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate Audit Fees billed by the registrant’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2014 and March 28, 2013 were $138,570 and $108,000, respectively.

(b) Audit Related Fees: The aggregate Audit Related Fees by the registrant’s principal accountant billed for the fiscal years ended March 31, 2014 and March 28, 2013 were $0 and $0 respectively.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (“Service Affiliates”) which required pre-approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended March 31, 2014 and March 28, 2013 were $35,000 and $35,000, respectively.

(c) Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2014 and March 28, 2013 were $62,249 and $0, respectively.

(d) All Other Fees: The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2014 and March 28, 2013 were $0 and $0, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $97,249 and $35,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Dynamic Funds

By (Signature and Title)*  /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date June 6, 2014

By (Signature and Title)*  /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date June 6, 2014

* Print the name and title of each signing officer under his or her signature.